PROSPECTUS   |   SEPTEMBER 30, 2022
AB Municipal Income Portfolios
(Shares Offered—Exchange Ticker Symbol)

AB National Portfolio (Class A–ALTHX; Class C–ALNCX; Advisor Class–ALTVX)	AB New Jersey Portfolio (Class A–ANJAX; Class C–ANJCX)

AB High Income Municipal Portfolio (Class A–ABTHX; Class C–ABTFX; Advisor Class–ABTYX; Class Z–ABTZX)	AB New York Portfolio (Class A–ALNYX; Class C–ANYCX; Advisor Class–ALNVX)

AB California Portfolio (Class A–ALCAX; Class C–ACACX; Advisor Class–ALCVX)	AB Ohio Portfolio (Class A–AOHAX; Class C–AOHCX)

AB Arizona Portfolio (Class A–AAZAX; Class C–AAZCX; Advisor Class–AAZYX)	AB Pennsylvania Portfolio (Class A–APAAX; Class C–APACX)

AB Massachusetts Portfolio (Class A–AMAAX; Class C–AMACX; Advisor Class–AMAYX)	AB Virginia Portfolio (Class A–AVAAX; Class C–AVACX; Advisor Class–AVAYX)

AB Minnesota Portfolio (Class A–AMNAX; Class C–AMNCX)
The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Investment Products Offered

➢ Are Not FDIC Insured ➢ May Lose Value ➢ Are Not Bank Guaranteed

SUMMARY INFORMATION

AB National Portfolio

INVESTMENT OBJECTIVE:
The investment objective of the Portfolio is to earn the highest level of current income, exempt from federal income tax, that is available without assuming what the Adviser considers to be undue risk to principal or income.
FEES AND EXPENSES OF THE PORTFOLIO:
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Advisor Class shares, which are not reflected in the tables or the examples below. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AB Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Portfolios—Sales Charge Reduction Programs for Class A Shares on page 63 of this Prospectus, in Appendix B—Financial Intermediary Waivers of this Prospectus and in Purchase of Shares—Sales Charge Reduction Programs for Class A Shares on page 152 of the Portfolio’s Statement of Additional Information (“SAI”).
Shareholder Fees (fees paid directly from your investment)

	Class A Shares	Class C Shares	Advisor Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.00%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	None	1.00%(a)	None
Exchange Fee	None	None	None
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Advisor Class
Management Fees	.45%	.45%	.45%

Distribution and/or Service (12b-1) Fees	.25%	1.00%	None

Other Expenses:
Transfer Agent	.04%	.04%	.04%
Other Expenses	.03%	.03%	.03%

Total Other Expenses	.07%	.07%	.07%

Total Annual Portfolio Operating Expenses Before Waiver	.77%	1.52%	.52%

Fee Waiver and/or Expense Reimbursement(b)	(.02)%	(.02)%	(.02)%

Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	.75%	1.50%	.50%

(a)	For Class C shares, the contingent deferred sales charge, or CDSC, is 0% after the first year. Class C shares automatically convert to Class A shares after eight years.

(b)
The fee waiver and/or expense reimbursement agreement will remain in effect until September 30, 2023 and may only be terminated or changed with the consent of the Portfolio’s Board of Directors. In addition, the agreement will be automatically extended for one-year terms thereafter unless the Adviser provides notice of termination to the Portfolio at least 60 days prior to the end of the period.

Examples
The Examples are intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Portfolio’s operating expenses stay the same and that any fee waiver and/or expense limitation remains in effect for only the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class C		Advisor Class
After 1 Year	$374	$253	*	$51

After 3 Years	$537	$478		$165

After 5 Years	$713	$827		$289

After 10 Years	$1,224	$1,608		$651

*	If you did not redeem your shares at the end of the period, your expenses would be decreased by approximately $100.
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys or sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Portfolio Operating Expenses or in the Examples, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 12% of the average value of its portfolio.
PRINCIPAL STRATEGIES:
The Portfolio pursues its objective by investing principally in high-yielding, predominantly investment grade municipal securities. As a matter of fundamental policy, the Portfolio invests, under normal circumstances, at least 80% of its net assets in municipal securities that pay interest that is exempt from federal income tax. These securities may pay interest that is subject to the federal alternative minimum tax (“AMT”) for certain taxpayers. The Portfolio may invest more than 25% of its assets in a single state.
The Portfolio may also invest in:

•	forward commitments;

•	tender option bonds (“TOBs”);

•	zero-coupon municipal securities and variable, floating and inverse floating-rate municipal securities; and

•	derivatives, such as options, futures contracts, forwards and swaps.
PRINCIPAL RISKS:
•
Market Risk: The value of the Portfolio’s assets will fluctuate as the bond market fluctuates. The value of the Portfolio’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness) and regional and global conflicts, that affect large portions of the market.

•
Interest Rate Risk: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations. The Portfolio may be subject to a greater risk of rising interest rates than would normally be the case due to the end of the recent period of historically low rates and the effect of potential central bank monetary policy, and government fiscal policy, initiatives and resulting market reactions to those initiatives.

•
Duration Risk: Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to the full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise.

•
Municipal Market Risk: This is the risk that special factors may adversely affect the value of municipal securities and have a significant effect on the yield or value of the Portfolio’s investments in municipal securities. These factors include economic conditions, political or legislative changes, public health crises, uncertainties related to the tax status of municipal securities, and the rights of investors in these securities. To the extent that the Portfolio invests more of its assets in a particular state’s municipal securities, the Portfolio may be vulnerable to events adversely affecting that state, including economic, political and regulatory occurrences, court decisions, terrorism, public health crises (including the occurrence of a contagious disease or illness) and catastrophic natural disasters, such as hurricanes, fires or earthquakes. For example, the novel coronavirus (COVID-19) pandemic has significantly stressed the financial resources of many issuers of municipal securities, which could impair any such issuer’s ability to meet its financial obligations when due and adversely impact the value of its securities held by the Portfolio. As the full effects of the COVID-19 pandemic on state and local economies and on issuers of municipal securities are still uncertain, the financial difficulties of issuers of municipal securities may worsen, adversely affecting the performance of the Portfolio. The Portfolio’s investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project’s ability to make payments of principal and interest on these securities.

In addition, changes in tax rates or the treatment of income from certain types of municipal securities, among other things, could negatively affect the municipal securities markets.
The Portfolio invests from time to time in the municipal securities of Puerto Rico and other U.S. territories and their governmental agencies and municipalities, which are exempt from federal, state, and, where applicable, local income taxes. These municipal securities may have more risks than those of other U.S. issuers of municipal securities. Puerto Rico continues to face a very challenging economic and fiscal environment, worsened by the spread of COVID-19 and the adverse effect that related governmental and public responses have had on Puerto Rico’s economy. If the general economic situation in Puerto Rico continues to persist or worsens, the volatility and credit quality of Puerto Rican municipal securities could continue to be adversely affected, and the market for such securities may deteriorate further.

•
Inflation Risk: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Portfolio’s assets can decline as can the value of the Portfolio’s distributions. This risk is significantly greater for fixed-income securities with longer maturities.

•
Credit Risk: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

•
Tax Risk: There is no guarantee that the income on the Portfolio’s municipal securities will be exempt from regular federal, and if applicable, state income taxes. From time to time, the U.S. Government and the U.S. Congress consider changes in federal tax law that could limit or eliminate the federal tax exemption for municipal bond income, which would in effect reduce the income received by shareholders from the Portfolio by increasing taxes on that income. In such event, the Portfolio’s net asset value, or NAV, could also decline as yields on municipal bonds, which are typically lower than those on taxable bonds, would be expected to increase to approximately the yield of comparable taxable bonds. Actions or anticipated actions affecting the tax exempt status of municipal bonds could also result in significant shareholder redemptions of Portfolio shares as investors anticipate adverse effects on the Portfolio or seek higher yields to offset the potential loss of the tax deduction. As a result, the Portfolio would be required to maintain higher levels of cash to meet the redemptions, which would negatively affect the Portfolio’s yield.

•
Illiquid Investments Risk: Illiquid investments risk exists when certain investments are or become difficult to purchase or sell. Difficulty in selling such investments may result in sales at disadvantageous prices affecting the value of your investment in the Portfolio. Causes of illiquid investments risk may include low trading volumes, large positions and heavy redemptions of Portfolio shares. Illiquid investments risk may be higher in a rising interest rate environment, when the value and liquidity of fixed-income securities generally decline. Municipal securities may have more illiquid investments risk than other fixed-income securities because they trade less frequently and the market for municipal securities is generally smaller than many other markets.

•
Derivatives Risk: Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Portfolio. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying instrument, which could cause the Portfolio to suffer a (potentially unlimited) loss. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Portfolio.

•
Management Risk: The Portfolio is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

As with all investments, you may lose money by investing in the Portfolio.

BAR CHART AND PERFORMANCE INFORMATION:
The bar chart and performance information provide an indication of the historical risk of an investment in the Portfolio by showing:

•	how the Portfolio’s performance changed from year to year over ten years; and

•	how the Portfolio’s average annual returns for one, five and ten years compare to those of a broad-based securities market index.
You may obtain updated performance information on the Portfolio’s website at www.abfunds.com (click on “Investments—Mutual Funds”).
The Portfolio’s past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
Bar Chart
The annual returns in the bar chart are for the Portfolio’s Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through June 30, 2022, the year-to-date unannualized return for Class A shares was ‑9.43%.

During the period shown in the bar chart, the Portfolio’s:
Best Quarter was up 3.43%, 1st quarter, 2014; and Worst Quarter was down -4.11%, 4th quarter, 2016.
Performance Table
Average Annual Total Returns
(For the periods ended December 31, 2021)

		1 Year	5 Years	10 Years
Class A*	Return Before Taxes	-0.57%	3.39%	3.37%

	Return After Taxes on Distributions	-0.58%	3.37%	3.35%

	Return After Taxes on Distributions and Sale of Portfolio Shares	0.42%	3.19%	3.27%
Class C	Return Before Taxes	0.83%	3.24%	2.93%
Advisor Class	Return Before Taxes	2.76%	4.28%	3.95%
Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses or taxes)		1.52%	4.17%	3.72%

*	After-tax Returns:

–	Are shown for Class A shares only and will vary for the other Classes of shares because these Classes have different expense ratios;

–
Are an estimate, which is based on the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and are likely to differ from those shown; and

–	Are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

INVESTMENT ADVISER:
AllianceBernstein L.P. is the investment adviser for the Portfolio.
PORTFOLIO MANAGERS:
The following table lists the persons responsible for day-to-day management of the Portfolio’s portfolio:

Employee	Length of Service	Title
Daryl Clements	Since September 2022	Senior Vice President of the Adviser

Terrance T. Hults	Since 1995	Senior Vice President of the Adviser

Matthew J. Norton	Since 2016	Senior Vice President of the Adviser

Andrew D. Potter	Since 2018	Vice President of the Adviser
ADDITIONAL INFORMATION
For important information about the purchase and sale of Portfolio shares, tax information and financial intermediary compensation, please turn to ADDITIONAL INFORMATION ABOUT PURCHASE AND SALE OF PORTFOLIO SHARES, TAXES AND FINANCIAL INTERMEDIARIES, page 50 in this Prospectus.

AB High Income Municipal Portfolio

INVESTMENT OBJECTIVE:
The investment objective of the Portfolio is to earn the highest level of current income, exempt from federal income tax, that is available consistent with what the Adviser considers to be an appropriate level of risk.
FEES AND EXPENSES OF THE PORTFOLIO:
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Advisor Class shares, which are not reflected in the tables or the examples below. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AB Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Portfolios—Sales Charge Reduction Programs for Class A Shares on page 63 of this Prospectus, in Appendix B—Financial Intermediary Waivers of this Prospectus and in Purchase of Shares—Sales Charge Reduction Programs for Class A Shares on page 152 of the Portfolio’s Statement of Additional Information (“SAI”).
Shareholder Fees (fees paid directly from your investment)

	Class A Shares	Class C Shares	Advisor Class Shares	Class Z Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.00%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	None	1.00%(a)	None	None
Exchange Fee	None	None	None	None
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Advisor Class	Class Z
Management Fees	.48%	.48%	.48%	.48%

Distribution and/or Service (12b-1) Fees	.25%	1.00%	None	None

Other Expenses:
Transfer Agent	.03%	.03%	.03%	.02%
Interest Expense	.07%	.07%	.07%	.07%
Other Expenses	.02%	.02%	.02%	.02%

Total Other Expenses	.12%	.12%	.12%	.11%

Total Annual Portfolio Operating Expenses Including Interest Expense(b)	.85%	1.60%	.60%	.59%

(a)	For Class C shares, the contingent deferred sales charge, or CDSC, is 0% after the first year. Class C shares automatically convert to Class A shares after eight years.

(b)	If interest expense were excluded, Total Annual Portfolio Operating Expenses would be as follows:

Class A	Class C	Advisor Class	Class Z
.78%	1.53%	.53%	.52%
Examples
The Examples are intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of these periods. The Examples also assume that your investment has a 5% return each year and that the Portfolio’s operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class C		Advisor Class	Class Z
After 1 Year	$384	$263	*	$61	$60

After 3 Years	$563	$505		$192	$189

After 5 Years	$757	$871		$335	$329

After 10 Years	$1,318	$1,699		$750	$738

*	If you did not redeem your shares at the end of the period, your expenses would be decreased by approximately $100.

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys or sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Portfolio Operating Expenses or in the Examples, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 16% of the average value of its portfolio.
PRINCIPAL STRATEGIES:
The Portfolio pursues its objective by investing principally in high-yielding municipal securities that may be non-investment grade or investment grade. As a matter of fundamental policy, the Portfolio invests, under normal circumstances, at least 80% of its net assets in municipal securities that pay interest that is exempt from federal income tax. These securities may pay interest that is subject to the federal alternative minimum tax (“AMT”) for certain taxpayers.
The Adviser selects securities for purchase or sale based on its assessment of the securities’ risk and return characteristics as well as the securities’ impact on the overall risk and return characteristics of the Portfolio. In making this assessment, the Adviser takes into account various factors including the credit quality and sensitivity to interest rates of the securities under consideration and of the Portfolio’s other holdings.
The Portfolio may invest without limit in lower-rated securities (“junk bonds”), which may include securities having the lowest rating, and in unrated securities that, in the Adviser’s judgment, would be lower-rated securities if rated. The Portfolio may invest in fixed-income securities with any maturity or duration. The Portfolio will seek to increase income for shareholders by investing in longer-maturity bonds. Consistent with its objective of seeking a higher level of income, the Portfolio may experience greater volatility and a higher risk of loss of principal than other municipal funds.
The Portfolio may also invest in:

•	forward commitments;

•	zero-coupon municipal securities and variable, floating and inverse floating-rate municipal securities;

•	certain types of mortgage-related securities; and

•	derivatives, such as options, futures contracts, forwards and swaps.
The Portfolio may make short sales of securities or maintain a short position, and may use other investment techniques. The Portfolio may use leverage for investment purposes to increase income through the use of tender option bonds (“TOBs”) and derivative instruments, such as interest rate swaps.
PRINCIPAL RISKS:
•
Market Risk: The value of the Portfolio’s assets will fluctuate as the bond market fluctuates. The value of the Portfolio’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness) and regional and global conflicts, that affect large portions of the market.

•
Interest Rate Risk: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations. The Portfolio may be subject to a greater risk of rising interest rates than would normally be the case due to the end of the recent period of historically low rates and the effect of potential central bank monetary policy, and government fiscal policy, initiatives and resulting market reactions to those initiatives.

•
Duration Risk: Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to the full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise.

•
Below Investment Grade Securities Risk: Investments in fixed-income securities with lower ratings (commonly known as “junk bonds”) have a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity and negative performance of the junk bond market generally and may be more difficult to trade than other types of securities.

•
Municipal Market Risk: This is the risk that special factors may adversely affect the value of municipal securities and have a significant effect on the yield or value of the Portfolio’s investments in municipal securities. These factors include economic conditions, political or legislative changes, public health crises, uncertainties related to the tax status of municipal securities, and the rights of investors in these securities. To the extent that the Portfolio invests more of its assets in a particular state’s municipal securities, the Portfolio may be vulnerable to events adversely affecting that state, including economic, political and regulatory occurrences, court decisions, terrorism, public health crises (including the occurrence of a contagious disease or illness) and catastrophic natural disasters, such as hurricanes, fires or earthquakes. For example, the novel coronavirus (COVID-19) pandemic has significantly stressed the financial resources of many issuers of municipal securities, which could impair any such issuer’s ability to meet its financial obligations when due and adversely impact the value of its securities held by the Portfolio. As the full effects of the COVID-19 pandemic on state and local economies and on issuers of municipal securities are still uncertain, the financial difficulties of issuers of municipal securities may worsen, adversely affecting the performance of the Portfolio. The Portfolio’s investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project’s ability to make payments of principal and interest on these securities.

In addition, changes in tax rates or the treatment of income from certain types of municipal securities, among other things, could negatively affect the municipal securities markets.
The Portfolio invests from time to time in the municipal securities of Puerto Rico and other U.S. territories and their governmental agencies and municipalities, which are exempt from federal, state, and, where applicable, local income taxes. These municipal securities may have more risks than those of other U.S. issuers of municipal securities. Puerto Rico continues to face a very challenging economic and fiscal environment, worsened by the spread of COVID-19 and the adverse effect that related governmental and public responses have had on Puerto Rico’s economy. If the general economic situation in Puerto Rico continues to persist or worsens, the volatility and credit quality of Puerto Rican municipal securities could continue to be adversely affected, and the market for such securities may deteriorate further.

•
Inflation Risk: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Portfolio’s assets can decline as can the value of the Portfolio’s distributions. This risk is significantly greater for fixed-income securities with longer maturities.

•
Credit Risk: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

•
Leverage Risk: To the extent the Portfolio uses leveraging techniques, such as TOBs, its net asset value, or NAV, may be more volatile because leverage tends to exaggerate the effect of changes in interest rates and any increase or decrease in the value of the Portfolio’s investments.

•
Tax Risk: There is no guarantee that the income on the Portfolio’s municipal securities will be exempt from regular federal, and if applicable, state income taxes. From time to time, the U.S. Government and the U.S. Congress consider changes in federal tax law that could limit or eliminate the federal tax exemption for municipal bond income, which would in effect reduce the income received by shareholders from the Portfolio by increasing taxes on that income. In such event, the Portfolio’s NAV could also decline as yields on municipal bonds, which are typically lower than those on taxable bonds, would be expected to increase to approximately the yield of comparable taxable bonds. Actions or anticipated actions affecting the tax exempt status of municipal bonds could also result in significant shareholder redemptions of Portfolio shares as investors anticipate adverse effects on the Portfolio or seek higher yields to offset the potential loss of the tax deduction. As a result, the Portfolio would be required to maintain higher levels of cash to meet the redemptions, which would negatively affect the Portfolio’s yield.

•
Illiquid Investments Risk: Illiquid investments risk exists when certain investments are or become difficult to purchase or sell. Difficulty in selling such investments may result in sales at disadvantageous prices affecting the value of your investment in the Portfolio. Causes of illiquid investments risk may include low trading volumes, large positions and heavy redemptions of Portfolio shares. Illiquid investments risk may be higher in a rising interest rate environment, when the value and liquidity of fixed-income securities generally decline. Municipal securities may have more illiquid investments risk than other fixed-income securities because they trade less frequently and the market for municipal securities is generally smaller than many other markets.

•
Derivatives Risk: Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Portfolio. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying instrument, which could cause the Portfolio to suffer a (potentially unlimited) loss. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Portfolio.

•
Management Risk: The Portfolio is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

As with all investments, you may lose money by investing in the Portfolio.
BAR CHART AND PERFORMANCE INFORMATION:
The bar chart and performance information provide an indication of the historical risk of an investment in the Portfolio by showing:

•	how the Portfolio’s performance changed from year to year over ten years; and

•	how the Portfolio’s average annual returns for one, five and ten years compare to those of a broad-based securities market index.
You may obtain updated performance information on the Portfolio’s website at www.abfunds.com (click on “Investments—Mutual Funds”).
The Portfolio’s past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
Bar Chart
The annual returns in the bar chart are for the Portfolio’s Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through June 30, 2022, the year-to-date unannualized return for Class A shares was ‑13.99%.

During the period shown in the bar chart, the Portfolio’s:
Best Quarter was up 6.45%, 1st quarter, 2014; and Worst Quarter was down -6.66%, 4th quarter, 2016.
Performance Table
Average Annual Total Returns
(For the periods ended December 31, 2021)

		1 Year	5 Years	10 Years
Class A*	Return Before Taxes	3.05%	5.78%	5.77%

	Return After Taxes on Distributions	2.93%	5.70%	5.69%

	Return After Taxes on Distributions and Sale of Portfolio Shares	2.96%	5.27%	5.40%
Class C	Return Before Taxes	4.44%	5.62%	5.32%
Advisor Class	Return Before Taxes	6.50%	6.68%	6.38%
Class Z**	Return Before Taxes	6.50%	6.70%	6.36%
Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses or taxes)		1.52%	4.17%	3.72%

*	After-tax Returns:

–	Are shown for Class A shares only and will vary for the other Classes of shares because these Classes have different expense ratios;

–
Are an estimate, which is based on the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and are likely to differ from those shown; and

–	Are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

**
Inception date for Class Z shares: 9/28/2018. Performance information for periods prior to the inception of Class Z shares is the performance of the Portfolio’s Class A shares adjusted to reflect the expenses of Class Z shares.

INVESTMENT ADVISER:
AllianceBernstein L.P. is the investment adviser for the Portfolio.
PORTFOLIO MANAGERS:
The following table lists the persons responsible for day-to-day management of the Portfolio’s portfolio:

Employee	Length of Service	Title
Daryl Clements	Since September 2022	Senior Vice President of the Adviser

Terrance T. Hults	Since 2010	Senior Vice President of the Adviser

Matthew J. Norton	Since 2016	Senior Vice President of the Adviser

Andrew D. Potter	Since 2018	Vice President of the Adviser
ADDITIONAL INFORMATION
For important information about the purchase and sale of Portfolio shares, tax information and financial intermediary compensation, please turn to ADDITIONAL INFORMATION ABOUT PURCHASE AND SALE OF PORTFOLIO SHARES, TAXES AND FINANCIAL INTERMEDIARIES, page 50 in this Prospectus.

AB California Portfolio

INVESTMENT OBJECTIVE:
The investment objective of the Portfolio is to earn the highest level of current income, exempt from federal income tax and California personal income tax, that is available without assuming what the Adviser considers to be undue risk to income or principal.
FEES AND EXPENSES OF THE PORTFOLIO:
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Advisor Class shares, which are not reflected in the tables or the examples below. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AB Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Portfolios—Sales Charge Reduction Programs for Class A Shares on page 63 of this Prospectus, in Appendix B—Financial Intermediary Waivers of this Prospectus and in Purchase of Shares—Sales Charge Reduction Programs for Class A Shares on page 152 of the Portfolio’s Statement of Additional Information (“SAI”).
Shareholder Fees (fees paid directly from your investment)

	Class A Shares	Class C Shares	Advisor Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.00%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	None	1.00%(a)	None
Exchange Fee	None	None	None
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Advisor Class
Management Fees	.45%	.45%	.45%

Distribution and/or Service (12b-1) Fees	.25%	1.00%	None

Other Expenses:
Transfer Agent	.02%	.02%	.02%
Other Expenses	.04%	.04%	.04%

Total Other Expenses	.06%	.06%	.06%

Total Annual Portfolio Operating Expenses Before Waiver	.76%	1.51%	.51%

Fee Waiver and/or Expense Reimbursement(b)	(.01)%	(.01)%	(.01)%

Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	.75%	1.50%	.50%

(a)	For Class C shares, the contingent deferred sales charge, or CDSC, is 0% after the first year. Class C shares automatically convert to Class A shares after eight years.

(b)
The fee waiver and/or expense reimbursement agreement will remain in effect until September 30, 2023 and may only be terminated or changed with the consent of the Portfolio’s Board of Directors. In addition, the agreement will be automatically extended for one-year terms unless the Adviser provides notice of termination to the Portfolio at least 60 days prior to the end of the period.

Examples
The Examples are intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Portfolio’s operating expenses stay the same and that any fee waiver and/or expense limitation remains in effect for only the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class C		Advisor Class
After 1 Year	$374	$253	*	$51

After 3 Years	$535	$476		$163

After 5 Years	$709	$823		$284

After 10 Years	$1,213	$1,598		$640

*	If you did not redeem your shares at the end of the period, your expenses would be decreased by approximately $100.

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys or sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Portfolio Operating Expenses or in the Examples, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 17% of the average value of its portfolio.
PRINCIPAL STRATEGIES:
The Portfolio pursues its objective by investing principally in high-yielding, predominantly investment grade municipal securities. As a matter of fundamental policy, the Portfolio invests, under normal circumstances, at least 80% of its net assets in municipal securities that pay interest that is exempt from federal income tax. These securities may pay interest that is subject to the federal alternative minimum tax (“AMT”) for certain taxpayers. As a matter of fundamental policy, the Portfolio invests, under normal circumstances, at least 80% of its net assets in municipal securities of California or municipal securities with interest that is otherwise exempt from California state income tax.
The Portfolio may also invest in:

•	forward commitments;

•	tender option bonds (“TOBs”);

•	zero-coupon municipal securities and variable, floating and inverse floating-rate municipal securities; and

•	derivatives, such as options, futures contracts, forwards and swaps.
PRINCIPAL RISKS:
•
Market Risk: The value of the Portfolio’s assets will fluctuate as the bond market fluctuates. The value of the Portfolio’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness) and regional and global conflicts, that affect large portions of the market.

•
Interest Rate Risk: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations. The Portfolio may be subject to a greater risk of rising interest rates than would normally be the case due to the end of the recent period of historically low rates and the effect of potential central bank monetary policy, and government fiscal policy, initiatives and resulting market reactions to those initiatives.

•
Duration Risk: Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to the full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise.

•
Municipal Market Risk: This is the risk that special factors may adversely affect the value of municipal securities and have a significant effect on the yield or value of the Portfolio’s investments in municipal securities. These factors include economic conditions, political or legislative changes, catastrophic natural disasters, public health crises, uncertainties related to the tax status of municipal securities, and the rights of investors in these securities. The Portfolio’s investments in California municipal securities may be vulnerable to events adversely affecting its economy. California’s economy, the largest of the 50 states, is relatively diverse, which makes it less vulnerable to events affecting a particular industry. However, there remain a number of risks that threaten the state’s economy, including potentially unfavorable changes to federal policies, the uncertain impact of changes in federal tax law and trade policy, significant unfunded liabilities of the two main retirement systems managed by state entities, the California Public Employees Retirement System and the California State Teachers’ Retirement System and public health crises (including the occurrence of a contagious disease or illness). For example, the novel coronavirus (COVID-19) pandemic has significantly stressed the financial resources of many issuers of municipal securities, which could impair any such issuer’s ability to meet its financial obligations when due and adversely impact the value of its securities held by the Portfolio. As the full effects of the COVID-19 pandemic on state and local economies and on issuers of municipal securities are still uncertain, the financial difficulties of issuers of municipal securities may worsen, adversely affecting the performance of the Portfolio. California’s economy may also be affected by natural disasters, such as earthquakes, droughts, flooding or fires. The Portfolio’s investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project’s ability to make payments of principal and interest on these securities.

In addition, changes in tax rates or the treatment of income from certain types of municipal securities, among other things, could negatively affect the municipal securities markets.

The Portfolio invests from time to time in the municipal securities of Puerto Rico and other U.S. territories and their governmental agencies and municipalities, which are exempt from federal, state, and, where applicable, local income taxes. These municipal securities may have more risks than those of other U.S. issuers of municipal securities. Puerto Rico continues to face a very challenging economic and fiscal environment, worsened by the spread of COVID-19 and the adverse effect that related governmental and public responses have had on Puerto Rico’s economy. If the general economic situation in Puerto Rico continues to persist or worsens, the volatility and credit quality of Puerto Rican municipal securities could continue to be adversely affected, and the market for such securities may deteriorate further.

•
Inflation Risk: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Portfolio’s assets can decline as can the value of the Portfolio’s distributions. This risk is significantly greater for fixed-income securities with longer maturities.

•
Credit Risk: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

•
Tax Risk: There is no guarantee that the income on the Portfolio’s municipal securities will be exempt from regular federal, and if applicable, state income taxes. From time to time, the U.S. Government and the U.S. Congress consider changes in federal tax law that could limit or eliminate the federal tax exemption for municipal bond income, which would in effect reduce the income received by shareholders from the Portfolio by increasing taxes on that income. In such event, the Portfolio’s net asset value, or NAV, could also decline as yields on municipal bonds, which are typically lower than those on taxable bonds, would be expected to increase to approximately the yield of comparable taxable bonds. Actions or anticipated actions affecting the tax exempt status of municipal bonds could also result in significant shareholder redemptions of Portfolio shares as investors anticipate adverse effects on the Portfolio or seek higher yields to offset the potential loss of the tax deduction. As a result, the Portfolio would be required to maintain higher levels of cash to meet the redemptions, which would negatively affect the Portfolio’s yield.

•
Illiquid Investments Risk: Illiquid investments risk exists when certain investments are or become difficult to purchase or sell. Difficulty in selling such investments may result in sales at disadvantageous prices affecting the value of your investment in the Portfolio. Causes of illiquid investments risk may include low trading volumes, large positions and heavy redemptions of Portfolio shares. Illiquid investments risk may be higher in a rising interest rate environment, when the value and liquidity of fixed-income securities generally decline. Municipal securities may have more illiquid investments risk than other fixed-income securities because they trade less frequently and the market for municipal securities is generally smaller than many other markets.

•
Derivatives Risk: Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Portfolio. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying instrument, which could cause the Portfolio to suffer a (potentially unlimited) loss. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Portfolio.

•
Management Risk: The Portfolio is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

As with all investments, you may lose money by investing in the Portfolio.
BAR CHART AND PERFORMANCE INFORMATION:
The bar chart and performance information provide an indication of the historical risk of an investment in the Portfolio by showing:

•	how the Portfolio’s performance changed from year to year over ten years; and

•	how the Portfolio’s average annual returns for one, five and ten years compare to those of a broad-based securities market index.
You may obtain updated performance information on the Portfolio’s website at www.abfunds.com (click on “Investments—Mutual Funds”).
The Portfolio’s past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.

Bar Chart
The annual returns in the bar chart are for the Portfolio’s Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through June 30, 2022, the year-to-date unannualized return for Class A shares was ‑9.16%.

During the period shown in the bar chart, the Portfolio’s:
Best Quarter was up 3.82%, 2nd quarter, 2020; and Worst Quarter was down -4.31%, 4th quarter, 2016.
Performance Table
Average Annual Total Returns
(For the periods ended December 31, 2021)

		1 Year	5 Years	10 Years
Class A*	Return Before Taxes	-1.00%	3.25%	3.34%

	Return After Taxes on Distributions	-1.02%	3.24%	3.32%

	Return After Taxes on Distributions and Sale of Portfolio Shares	0.19%	3.15%	3.29%
Class C	Return Before Taxes	0.34%	3.13%	2.90%
Advisor Class	Return Before Taxes	2.36%	4.14%	3.93%
Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses or taxes)		1.52%	4.17%	3.72%

*	After-tax Returns:

–	Are shown for Class A shares only and will vary for the other Classes of shares because these Classes have different expense ratios;

–
Are an estimate, which is based on the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and are likely to differ from those shown; and

–	Are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
INVESTMENT ADVISER:
AllianceBernstein L.P. is the investment adviser for the Portfolio.
PORTFOLIO MANAGERS:
The following table lists the persons responsible for day-to-day management of the Portfolio’s portfolio:

Employee	Length of Service	Title
Daryl Clements	Since September 2022	Senior Vice President of the Adviser

Terrance T. Hults	Since 1995	Senior Vice President of the Adviser

Matthew J. Norton	Since 2016	Senior Vice President of the Adviser

Andrew D. Potter	Since 2018	Vice President of the Adviser
ADDITIONAL INFORMATION
For important information about the purchase and sale of Portfolio shares, tax information and financial intermediary compensation, please turn to ADDITIONAL INFORMATION ABOUT PURCHASE AND SALE OF PORTFOLIO SHARES, TAXES AND FINANCIAL INTERMEDIARIES, page 50 in this Prospectus.

AB Arizona Portfolio

INVESTMENT OBJECTIVE:
The investment objective of the Portfolio is to earn the highest level of current income exempt from both federal income tax and State of Arizona personal income tax that is available without assuming what the Adviser considers to be undue risk.
FEES AND EXPENSES OF THE PORTFOLIO:
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Advisor Class shares, which are not reflected in the tables or the examples below. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AB Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Portfolios—Sales Charge Reduction Programs for Class A Shares on page 63 of this Prospectus, in Appendix B—Financial Intermediary Waivers of this Prospectus and in Purchase of Shares—Sales Charge Reduction Programs for Class A Shares on page 152 of the Portfolio’s Statement of Additional Information (“SAI”).
Shareholder Fees (fees paid directly from your investment)

	Class A Shares	Class C Shares	Advisor Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.00%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	None	1.00%(a)	None
Exchange Fee	None	None	None
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Advisor Class
Management Fees	.45%	.45%	.45%

Distribution and/or Service (12b-1) Fees	.25%	1.00%	None

Other Expenses:
Transfer Agent	.03%	.03%	.03%
Other Expenses	.26%	.26%	.26%

Total Other Expenses	.29%	.29%	.29%

Total Annual Portfolio Operating Expenses Before Waiver	.99%	1.74%	.74%

Fee Waiver and/or Expense Reimbursement(b)	(.21)%	(.21)%	(.21)%

Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	.78%	1.53%	.53%

(a)	For Class C shares, the contingent deferred sales charge, or CDSC, is 0% after the first year. Class C shares automatically convert to Class A shares after eight years.

(b)
The fee waiver and/or expense reimbursement agreement will remain in effect until September 30, 2023 and may only be terminated or changed with the consent of the Portfolio’s Board of Trustees. In addition, the agreement will be automatically extended for one-year terms unless the Adviser provides notice of termination to the Portfolio at least 60 days prior to the end of the period.

Examples
The Examples are intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Portfolio’s operating expenses stay the same and that any fee waiver and/or expense limitation remains in effect for only the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class C		Advisor Class
After 1 Year	$377	$256	*	$54

After 3 Years	$586	$528		$215

After 5 Years	$811	$924		$391

After 10 Years	$1,458	$1,836		$899

*	If you did not redeem your shares at the end of the period, your expenses would be decreased by approximately $100.

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys or sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Portfolio Operating Expenses or in the Examples, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 7% of the average value of its portfolio.
PRINCIPAL STRATEGIES:
The Portfolio pursues its objective by investing principally in high-yielding, predominantly investment grade municipal securities. As a matter of fundamental policy, the Portfolio invests, under normal circumstances, at least 80% of its net assets in municipal securities that pay interest that is exempt from federal income tax. These securities may pay interest that is subject to the federal alternative minimum tax (“AMT”) for certain taxpayers. As a matter of fundamental policy, the Portfolio invests, under normal circumstances, at least 80% of its net assets in municipal securities of Arizona or municipal securities with interest that is otherwise exempt from Arizona state income tax.
The Portfolio may also invest in:

•	forward commitments;

•	zero-coupon municipal securities and variable, floating and inverse floating-rate municipal securities; and

•	derivatives, such as options, futures contracts, forwards and swaps.
PRINCIPAL RISKS:
•
Market Risk: The value of the Portfolio’s assets will fluctuate as the bond market fluctuates. The value of the Portfolio’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness) and regional and global conflicts, that affect large portions of the market.

•
Interest Rate Risk: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations. The Portfolio may be subject to a greater risk of rising interest rates than would normally be the case due to the end of the recent period of historically low rates and the effect of potential central bank monetary policy, and government fiscal policy, initiatives and resulting market reactions to those initiatives.

•
Duration Risk: Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to the full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise.

•
Municipal Market Risk: This is the risk that special factors may adversely affect the value of municipal securities and have a significant effect on the yield or value of the Portfolio’s investments in municipal securities. These factors include economic conditions, political or legislative changes, catastrophic natural disasters, public health crises, uncertainties related to the tax status of municipal securities, and the rights of investors in these securities. The Portfolio’s investments in Arizona municipal securities are vulnerable to events adversely affecting its economy, including public health crises (including the occurrence of a contagious disease or illness). For example, the novel coronavirus (COVID-19) pandemic has significantly stressed the financial resources of many issuers of municipal securities, which could impair any such issuer’s ability to meet its financial obligations when due and adversely impact the value of its securities held by the Portfolio. As the full effects of the COVID-19 pandemic on state and local economies and on issuers of municipal securities are still uncertain, the financial difficulties of issuers of municipal securities may worsen, adversely affecting the performance of the Portfolio. The leading sectors of Arizona’s economy include the trade, transportation and utilities, leisure and hospitality, manufacturing, education and health services, professional and business services and financial activities sectors. These sectors are particularly vulnerable to times of impaired consumer and business spending, such as during the COVID-19 pandemic. Arizona’s economy may also be affected by natural disasters, such as fires and flooding. The Portfolio’s investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project’s ability to make payments of principal and interest on these securities.

In addition, changes in tax rates or the treatment of income from certain types of municipal securities, among other things, could negatively affect the municipal securities markets.
The Portfolio invests from time to time in the municipal securities of Puerto Rico and other U.S. territories and their governmental agencies and municipalities, which are exempt from federal, state, and, where applicable, local income taxes. These municipal securities may have more risks than those of other U.S. issuers of municipal securities. Puerto Rico continues to face a very challenging economic and fiscal environment, worsened by the spread of COVID-19 and the adverse effect that related governmental and public responses have had on Puerto Rico’s economy. If the general economic situation in Puerto Rico continues to persist or worsens, the volatility and credit quality of Puerto Rican municipal securities could continue to be adversely affected, and the market for such securities may deteriorate further.

•
Inflation Risk: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Portfolio’s assets can decline as can the value of the Portfolio’s distributions. This risk is significantly greater for fixed-income securities with longer maturities.

•
Credit Risk: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

•
Tax Risk: There is no guarantee that the income on the Portfolio’s municipal securities will be exempt from regular federal, and if applicable, state income taxes. From time to time, the U.S. Government and the U.S. Congress consider changes in federal tax law that could limit or eliminate the federal tax exemption for municipal bond income, which would in effect reduce the income received by shareholders from the Portfolio by increasing taxes on that income. In such event, the Portfolio’s net asset value, or NAV, could also decline as yields on municipal bonds, which are typically lower than those on taxable bonds, would be expected to increase to approximately the yield of comparable taxable bonds. Actions or anticipated actions affecting the tax exempt status of municipal bonds could also result in significant shareholder redemptions of Portfolio shares as investors anticipate adverse effects on the Portfolio or seek higher yields to offset the potential loss of the tax deduction. As a result, the Portfolio would be required to maintain higher levels of cash to meet the redemptions, which would negatively affect the Portfolio’s yield.

•
Illiquid Investments Risk: Illiquid investments risk exists when certain investments are or become difficult to purchase or sell. Difficulty in selling such investments may result in sales at disadvantageous prices affecting the value of your investment in the Portfolio. Causes of illiquid investments risk may include low trading volumes, large positions and heavy redemptions of Portfolio shares. Illiquid investments risk may be higher in a rising interest rate environment, when the value and liquidity of fixed-income securities generally decline. Municipal securities may have more illiquid investments risk than other fixed-income securities because they trade less frequently and the market for municipal securities is generally smaller than many other markets.

•
Derivatives Risk: Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Portfolio. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying instrument, which could cause the Portfolio to suffer a (potentially unlimited) loss. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Portfolio.

•
Management Risk: The Portfolio is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

As with all investments, you may lose money by investing in the Portfolio.
BAR CHART AND PERFORMANCE INFORMATION:
The bar chart and performance information provide an indication of the historical risk of an investment in the Portfolio by showing:

•	how the Portfolio’s performance changed from year to year over ten years; and

•	how the Portfolio’s average annual returns for one, five and ten years compare to those of a broad-based securities market index.
You may obtain updated performance information on the Portfolio’s website at www.abfunds.com (click on “Investments—Mutual Funds”).
The Portfolio’s past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.

Bar Chart
The annual returns in the bar chart are for the Portfolio’s Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through June 30, 2022, the year-to-date unannualized return for Class A shares was ‑8.24%.

During the period shown in the bar chart, the Portfolio’s:
Best Quarter was up 2.75%, 1st quarter, 2019; and Worst Quarter was down -3.46%, 4th quarter, 2016.
Performance Table
Average Annual Total Returns
(For the periods ended December 31, 2021)

		1 Year	5 Years	10 Years
Class A*	Return Before Taxes	-0.74%	2.98%	3.12%

	Return After Taxes on Distributions	-0.76%	2.97%	3.11%

	Return After Taxes on Distributions and Sale of Portfolio Shares	0.46%	2.91%	3.10%
Class C	Return Before Taxes	0.54%	2.85%	2.69%
Advisor Class**	Return Before Taxes	2.57%	3.88%	3.70%
Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses or taxes)		1.52%	4.17%	3.72%

*	After-tax Returns:

–	Are shown for Class A shares only and will vary for the other Classes of shares because these Classes have different expense ratios;

–
Are an estimate, which is based on the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and are likely to differ from those shown; and

–	Are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

**
Inception Date for Advisor Class shares: 3/25/2021. Performance information for periods prior to the inception of Advisor Class shares is the performance of the Portfolio’s Class A shares adjusted to reflect the expenses of Advisor Class shares.

INVESTMENT ADVISER:
AllianceBernstein L.P. is the investment adviser for the Portfolio.
PORTFOLIO MANAGERS:
The following table lists the persons responsible for day-to-day management of the Portfolio’s portfolio:

Employee	Length of Service	Title
Daryl Clements	Since September 2022	Senior Vice President of the Adviser

Terrance T. Hults	Since 1995	Senior Vice President of the Adviser

Matthew J. Norton	Since 2016	Senior Vice President of the Adviser

Andrew D. Potter	Since 2018	Vice President of the Adviser
ADDITIONAL INFORMATION
For important information about the purchase and sale of Portfolio shares, tax information and financial intermediary compensation, please turn to ADDITIONAL INFORMATION ABOUT PURCHASE AND SALE OF PORTFOLIO SHARES, TAXES AND FINANCIAL INTERMEDIARIES, page 50 in this Prospectus.

AB Massachusetts Portfolio

INVESTMENT OBJECTIVE:
The investment objective of the Portfolio is to earn the highest level of current income exempt from both federal income tax and Commonwealth of Massachusetts personal income tax that is available without assuming what the Adviser considers to be undue risk.
FEES AND EXPENSES OF THE PORTFOLIO:
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Advisor Class shares, which are not reflected in the tables or the examples below. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AB Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Portfolios—Sales Charge Reduction Programs for Class A Shares on page 63 of this Prospectus, in Appendix B—Financial Intermediary Waivers of this Prospectus and in Purchase of Shares—Sales Charge Reduction Programs for Class A Shares on page 152 of the Portfolio’s Statement of Additional Information (“SAI”).
Shareholder Fees (fees paid directly from your investment)

	Class A Shares	Class C Shares	Advisor Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.00%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	None	1.00%(a)	None
Exchange Fee	None	None	None
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Advisor Class
Management Fees	.45%	.45%	.45%

Distribution and/or Service (12b-1) Fees	.25%	1.00%	None

Other Expenses:
Transfer Agent	.02%	.02%	.02%
Other Expenses	.15%	.15%	.15%

Total Other Expenses	.17%	.17%	.17%

Total Annual Portfolio Operating Expenses Before Waiver	.87%	1.62%	.62%

Fee Waiver and/or Expense Reimbursement(b)	(.10)%	(.10)%	(.10)%

Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	.77%	1.52%	.52%

(a)	For Class C shares, the contingent deferred sales charge, or CDSC, is 0% after the first year. Class C shares automatically convert to Class A shares after eight years.

(b)
The fee waiver and/or expense reimbursement agreement will remain in effect until September 30, 2023 and may only be terminated or changed with the consent of the Portfolio’s Board of Trustees. In addition, the agreement will be automatically extended for one-year terms unless the Adviser provides notice of termination to the Portfolio at least 60 days prior to the end of the period.

Examples
The Examples are intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Portfolio’s operating expenses stay the same and that any fee waiver and/or expense limitation remains in effect for only the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class C		Advisor Class
After 1 Year	$376	$255	*	$53

After 3 Years	$560	$501		$188

After 5 Years	$758	$872		$336

After 10 Years	$1,331	$1,713		$765

*	If you did not redeem your shares at the end of the period, your expenses would be decreased by approximately $100.

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys or sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Portfolio Operating Expenses or in the Examples, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 11% of the average value of its portfolio.
PRINCIPAL STRATEGIES:
The Portfolio pursues its objective by investing principally in high-yielding, predominantly investment grade municipal securities. As a matter of fundamental policy, the Portfolio invests, under normal circumstances, at least 80% of its net assets in municipal securities that pay interest that is exempt from federal income tax. These securities may pay interest that is subject to the federal alternative minimum tax (“AMT”) for certain taxpayers. As a matter of fundamental policy, the Portfolio invests, under normal circumstances, at least 80% of its net assets in municipal securities of Massachusetts or municipal securities with interest that is otherwise exempt from Massachusetts state income tax.
The Portfolio may also invest in:

•	forward commitments;

•	zero-coupon municipal securities and variable, floating and inverse floating-rate municipal securities; and

•	derivatives, such as options, futures contracts, forwards and swaps.
PRINCIPAL RISKS:
•
Market Risk: The value of the Portfolio’s assets will fluctuate as the bond market fluctuates. The value of the Portfolio’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness) and regional and global conflicts, that affect large portions of the market.

•
Interest Rate Risk: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations. The Portfolio may be subject to a greater risk of rising interest rates than would normally be the case due to the end of the recent period of historically low rates and the effect of potential central bank monetary policy, and government fiscal policy, initiatives and resulting market reactions to those initiatives.

•
Duration Risk: Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to the full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise.

•
Municipal Market Risk: This is the risk that special factors may adversely affect the value of municipal securities and have a significant effect on the yield or value of the Portfolio’s investments in municipal securities. These factors include economic conditions, political or legislative changes, public health crises, uncertainties related to the tax status of municipal securities, and the rights of investors in these securities. The Portfolio’s investments in Massachusetts municipal securities are vulnerable to events adversely affecting its economy, which is relatively diverse and based on education and health services, professional and business services (including financial and high-tech industries), and leisure and hospitality, including public health crises (including the occurrence of a contagious disease or illness). For example, the novel coronavirus (COVID-19) pandemic has significantly stressed the financial resources of many issuers of municipal securities, which could impair any such issuer’s ability to meet its financial obligations when due and adversely impact the value of its securities held by the Portfolio. As the full effects of the COVID-19 pandemic on state and local economies and on issuers of municipal securities are still uncertain, the financial difficulties of issuers of municipal securities may worsen, adversely affecting the performance of the Portfolio. Massachusetts has a high degree of job stability and an educated work force due to its large concentration of colleges and universities but the high cost of doing business in Massachusetts may serve as an impediment to job creation. The Portfolio’s investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project’s ability to make payments of principal and interest on these securities.

In addition, changes in tax rates or the treatment of income from certain types of municipal securities, among other things, could negatively affect the municipal securities markets.
The Portfolio invests from time to time in the municipal securities of Puerto Rico and other U.S. territories and their governmental agencies and municipalities, which are exempt from federal, state, and, where applicable, local income taxes. These municipal securities may have more risks than those of other U.S. issuers of municipal securities. Puerto Rico continues to face a very challenging economic and fiscal environment, worsened by the spread of COVID-19 and the adverse effect that related governmental and public responses have had on Puerto Rico’s economy. If the general economic situation in Puerto Rico continues to persist or worsens, the volatility and credit quality of Puerto Rican municipal securities could continue to be adversely affected, and the market for such securities may deteriorate further.

•
Inflation Risk: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Portfolio’s assets can decline as can the value of the Portfolio’s distributions. This risk is significantly greater for fixed-income securities with longer maturities.

•
Credit Risk: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

•
Tax Risk: There is no guarantee that the income on the Portfolio’s municipal securities will be exempt from regular federal, and if applicable, state income taxes. From time to time, the U.S. Government and the U.S. Congress consider changes in federal tax law that could limit or eliminate the federal tax exemption for municipal bond income, which would in effect reduce the income received by shareholders from the Portfolio by increasing taxes on that income. In such event, the Portfolio’s net asset value, or NAV, could also decline as yields on municipal bonds, which are typically lower than those on taxable bonds, would be expected to increase to approximately the yield of comparable taxable bonds. Actions or anticipated actions affecting the tax exempt status of municipal bonds could also result in significant shareholder redemptions of Portfolio shares as investors anticipate adverse effects on the Portfolio or seek higher yields to offset the potential loss of the tax deduction. As a result, the Portfolio would be required to maintain higher levels of cash to meet the redemptions, which would negatively affect the Portfolio’s yield.

•
Illiquid Investments Risk: Illiquid investments risk exists when certain investments are or become difficult to purchase or sell. Difficulty in selling such investments may result in sales at disadvantageous prices affecting the value of your investment in the Portfolio. Causes of illiquid investments risk may include low trading volumes, large positions and heavy redemptions of Portfolio shares. Illiquid investments risk may be higher in a rising interest rate environment, when the value and liquidity of fixed-income securities generally decline. Municipal securities may have more illiquid investments risk than other fixed-income securities because they trade less frequently and the market for municipal securities is generally smaller than many other markets.

•
Derivatives Risk: Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Portfolio. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying instrument, which could cause the Portfolio to suffer a (potentially unlimited) loss. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Portfolio.

•
Management Risk: The Portfolio is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

As with all investments, you may lose money by investing in the Portfolio.
BAR CHART AND PERFORMANCE INFORMATION:
The bar chart and performance information provide an indication of the historical risk of an investment in the Portfolio by showing:

•	how the Portfolio’s performance changed from year to year over ten years; and

•	how the Portfolio’s average annual returns for one, five and ten years compare to those of a broad-based securities market index.
You may obtain updated performance information on the Portfolio’s website at www.abfunds.com (click on “Investments—Mutual Funds”).
The Portfolio’s past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.

Bar Chart
The annual returns in the bar chart are for the Portfolio’s Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through June 30, 2022, the year-to-date unannualized return for Class A shares was ‑9.53%.

During the period shown in the bar chart, the Portfolio’s:
Best Quarter was up 2.91%, 1st quarter, 2014; and Worst Quarter was down -3.39%, 2nd quarter, 2013.
Performance Table
Average Annual Total Returns
(For the periods ended December 31, 2021)

		1 Year	5 Years	10 Years
Class A*	Return Before Taxes	-0.46%	3.07%	2.99%

	Return After Taxes on Distributions	-0.54%	3.00%	2.92%

	Return After Taxes on Distributions and Sale of Portfolio Shares	0.52%	2.92%	2.93%
Class C	Return Before Taxes	0.95%	2.92%	2.55%
Advisor Class**	Return Before Taxes	2.97%	3.97%	3.56%
Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses or taxes)		1.52%	4.17%	3.72%

*	After-tax Returns:

–	Are shown for Class A shares only and will vary for the other Classes of shares because these Classes have different expense ratios;

–
Are an estimate, which is based on the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and are likely to differ from those shown; and

–	Are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

**
Inception Date for Advisor Class shares: 7/25/2016. Performance information for periods prior to the inception of Advisor Class shares is the performance of the Portfolio’s Class A shares adjusted to reflect the expenses of Advisor Class shares.

INVESTMENT ADVISER:
AllianceBernstein L.P. is the investment adviser for the Portfolio.
PORTFOLIO MANAGERS:
The following table lists the persons responsible for day-to-day management of the Portfolio’s portfolio:

Employee	Length of Service	Title
Daryl Clements	Since September 2022	Senior Vice President of the Adviser

Terrance T. Hults	Since 1995	Senior Vice President of the Adviser

Matthew J. Norton	Since 2016	Senior Vice President of the Adviser

Andrew D. Potter	Since 2018	Vice President of the Adviser
ADDITIONAL INFORMATION
For important information about the purchase and sale of Portfolio shares, tax information and financial intermediary compensation, please turn to ADDITIONAL INFORMATION ABOUT PURCHASE AND SALE OF PORTFOLIO SHARES, TAXES AND FINANCIAL INTERMEDIARIES, page 50 in this Prospectus.

AB Minnesota Portfolio

INVESTMENT OBJECTIVE:
The investment objective of the Portfolio is to earn the highest level of current income exempt from both federal income tax and State of Minnesota personal income tax that is available without assuming what the Adviser considers to be undue risk.
FEES AND EXPENSES OF THE PORTFOLIO:
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AB Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Portfolios—Sales Charge Reduction Programs for Class A Shares on page 63 of this Prospectus, in Appendix B—Financial Intermediary Waivers of this Prospectus and in Purchase of Shares—Sales Charge Reduction Programs for Class A Shares on page 152 of the Portfolio’s Statement of Additional Information (“SAI”).
Shareholder Fees (fees paid directly from your investment)

	Class A Shares	Class C Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.00%	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	None	1.00%(a)
Exchange Fee	None	None
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C
Management Fees	.45%	.45%

Distribution and/or Service (12b-1) Fees	.25%	1.00%

Other Expenses:
Transfer Agent	.06%	.06%
Other Expenses	.51%	.51%

Total Other Expenses	.57%	.57%

Total Annual Portfolio Operating Expenses Before Waiver	1.27%	2.02%

Fee Waiver and/or Expense Reimbursement(b)	(.42)%	(.42)%

Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	.85%	1.60%

(a)	For Class C shares, the contingent deferred sales charge, or CDSC, is 0% after the first year. Class C shares automatically convert to Class A shares after eight years.

(b)
The fee waiver and/or expense reimbursement agreement will remain in effect until September 30, 2023 and may only be terminated or changed with the consent of the Portfolio’s Board of Trustees. In addition, the agreement will be automatically extended for one-year terms unless the Adviser provides notice of termination to the Portfolio at least 60 days prior to the end of the period.

Examples
The Examples are intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Portfolio’s operating expenses stay the same and that any fee waiver and/or expense limitation remains in effect for only the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class C
After 1 Year	$384	$263	*

After 3 Years	$650	$593

After 5 Years	$937	$1,049

After 10 Years	$1,752	$2,121

*	If you did not redeem your shares at the end of the period, your expenses would be decreased by approximately $100.

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys or sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Portfolio Operating Expenses or in the Examples, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 9% of the average value of its portfolio.
PRINCIPAL STRATEGIES:
The Portfolio pursues its objective by investing principally in high-yielding, predominantly investment grade municipal securities. As a matter of fundamental policy, the Portfolio invests, under normal circumstances, at least 80% of its net assets in municipal securities that pay interest that is exempt from federal income tax. These securities may pay interest that is subject to the federal alternative minimum tax (“AMT”) for certain taxpayers. As a matter of fundamental policy, the Portfolio invests, under normal circumstances, at least 80% of its net assets in municipal securities of Minnesota or municipal securities with interest that is otherwise exempt from Minnesota state income tax.
The Portfolio may also invest in:

•	forward commitments;

•	zero-coupon municipal securities and variable, floating and inverse floating-rate municipal securities; and

•	derivatives, such as options, futures contracts, forwards and swaps.
PRINCIPAL RISKS:
•
Market Risk: The value of the Portfolio’s assets will fluctuate as the bond market fluctuates. The value of the Portfolio’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness) and regional and global conflicts, that affect large portions of the market.

•
Interest Rate Risk: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations. The Portfolio may be subject to a greater risk of rising interest rates than would normally be the case due to the end of the recent period of historically low rates and the effect of potential central bank monetary policy, and government fiscal policy, initiatives and resulting market reactions to those initiatives.

•
Duration Risk: Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to the full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise.

•
Municipal Market Risk: This is the risk that special factors may adversely affect the value of municipal securities and have a significant effect on the yield or value of the Portfolio’s investments in municipal securities. These factors include economic conditions, political or legislative changes, public health crises, uncertainties related to the tax status of municipal securities, and the rights of investors in these securities. The Portfolio’s investments in Minnesota municipal securities may be vulnerable to events adversely affecting its economy, including public health crises (including the occurrence of a contagious disease or illness). For example, the novel coronavirus (COVID-19) pandemic has significantly stressed the financial resources of many issuers of municipal securities, which could impair any such issuer’s ability to meet its financial obligations when due and adversely impact the value of its securities held by the Portfolio. As the full effects of the COVID-19 pandemic on state and local economies and on issuers of municipal securities are still uncertain, the financial difficulties of issuers of municipal securities may worsen, adversely affecting the performance of the Portfolio. The leading sectors of Minnesota’s economy include education and health services, manufacturing, trade, transportation and utilities, professional and business services, finance, insurance and real estate and agriculture, which are vulnerable during general economic downturns. The Portfolio’s investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project’s ability to make payments of principal and interest on these securities.

In addition, changes in tax rates or the treatment of income from certain types of municipal securities, among other things, could negatively affect the municipal securities markets.
The Portfolio invests from time to time in the municipal securities of Puerto Rico and other U.S. territories and their governmental agencies and municipalities, which are exempt from federal, state, and, where applicable, local income taxes. These municipal securities may have more risks than those of other U.S. issuers of municipal securities. Puerto Rico continues to face a very challenging economic and fiscal environment, worsened by the spread of COVID-19 and the adverse effect that related governmental and public responses have had on Puerto Rico’s economy. If the general economic situation in Puerto Rico continues to persist or worsens, the volatility and credit quality of Puerto Rican municipal securities could continue to be adversely affected, and the market for such securities may deteriorate further.

•
Inflation Risk: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Portfolio’s assets can decline as can the value of the Portfolio’s distributions. This risk is significantly greater for fixed-income securities with longer maturities.

•
Credit Risk: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

•
Tax Risk: There is no guarantee that the income on the Portfolio’s municipal securities will be exempt from regular federal, and if applicable, state income taxes. From time to time, the U.S. Government and the U.S. Congress consider changes in federal tax law that could limit or eliminate the federal tax exemption for municipal bond income, which would in effect reduce the income received by shareholders from the Portfolio by increasing taxes on that income. In such event, the Portfolio’s net asset value, or NAV, could also decline as yields on municipal bonds, which are typically lower than those on taxable bonds, would be expected to increase to approximately the yield of comparable taxable bonds. Actions or anticipated actions affecting the tax exempt status of municipal bonds could also result in significant shareholder redemptions of Portfolio shares as investors anticipate adverse effects on the Portfolio or seek higher yields to offset the potential loss of the tax deduction. As a result, the Portfolio would be required to maintain higher levels of cash to meet the redemptions, which would negatively affect the Portfolio’s yield.

•
Illiquid Investments Risk: Illiquid investments risk exists when certain investments are or become difficult to purchase or sell. Difficulty in selling such investments may result in sales at disadvantageous prices affecting the value of your investment in the Portfolio. Causes of illiquid investments risk may include low trading volumes, large positions and heavy redemptions of Portfolio shares. Illiquid investments risk may be higher in a rising interest rate environment, when the value and liquidity of fixed-income securities generally decline. Municipal securities may have more illiquid investments risk than other fixed-income securities because they trade less frequently and the market for municipal securities is generally smaller than many other markets.

•
Derivatives Risk: Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Portfolio. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying instrument, which could cause the Portfolio to suffer a (potentially unlimited) loss. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Portfolio.

•
Management Risk: The Portfolio is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

As with all investments, you may lose money by investing in the Portfolio.
BAR CHART AND PERFORMANCE INFORMATION:
The bar chart and performance information provide an indication of the historical risk of an investment in the Portfolio by showing:

•	how the Portfolio’s performance changed from year to year over ten years; and

•	how the Portfolio’s average annual returns for one, five and ten years compare to those of a broad-based securities market index.
You may obtain updated performance information on the Portfolio’s website at www.abfunds.com (click on “Investments—Mutual Funds”).
The Portfolio’s past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.

Bar Chart
The annual returns in the bar chart are for the Portfolio’s Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through June 30, 2022, the year-to-date unannualized return for Class A shares was ‑8.58%.

During the period shown in the bar chart, the Portfolio’s:
Best Quarter was up 2.60%, 1st quarter, 2014; and Worst Quarter was down -3.01%, 4th quarter, 2016.
Performance Table
Average Annual Total Returns
(For the periods ended December 31, 2021)

		1 Year	5 Years	10 Years
Class A*	Return Before Taxes	-1.35%	2.82%	2.76%

	Return After Taxes on Distributions	-1.44%	2.74%	2.67%

	Return After Taxes on Distributions and Sale of Portfolio Shares	-0.06%	2.68%	2.70%
Class C	Return Before Taxes	-0.13%	2.67%	2.31%
Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses or taxes)		1.52%	4.17%	3.72%

*	After-tax Returns:

–	Are shown for Class A shares only and will vary for the other Classes of shares because these Classes have different expense ratios;

–
Are an estimate, which is based on the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and are likely to differ from those shown; and

–	Are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
INVESTMENT ADVISER:
AllianceBernstein L.P. is the investment adviser for the Portfolio.
PORTFOLIO MANAGERS:
The following table lists the persons responsible for day-to-day management of the Portfolio’s portfolio:

Employee	Length of Service	Title
Daryl Clements	Since September 2022	Senior Vice President of the Adviser

Terrance T. Hults	Since 1995	Senior Vice President of the Adviser

Matthew J. Norton	Since 2016	Senior Vice President of the Adviser

Andrew D. Potter	Since 2018	Vice President of the Adviser
ADDITIONAL INFORMATION
For important information about the purchase and sale of Portfolio shares, tax information and financial intermediary compensation, please turn to ADDITIONAL INFORMATION ABOUT PURCHASE AND SALE OF PORTFOLIO SHARES, TAXES AND FINANCIAL INTERMEDIARIES, page 50 in this Prospectus.

AB New Jersey Portfolio

INVESTMENT OBJECTIVE:
The investment objective of the Portfolio is to earn the highest level of current income exempt from both federal income tax and State of New Jersey personal income tax that is available without assuming what the Adviser considers to be undue risk.
FEES AND EXPENSES OF THE PORTFOLIO:
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AB Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Portfolios—Sales Charge Reduction Programs for Class A Shares on page 63 of this Prospectus, in Appendix B—Financial Intermediary Waivers of this Prospectus and in Purchase of Shares—Sales Charge Reduction Programs for Class A Shares on page 152 of the Portfolio’s Statement of Additional Information (“SAI”).
Shareholder Fees (fees paid directly from your investment)

	Class A Shares	Class C Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.00%	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	None	1.00%	(a)
Exchange Fee	None	None
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C
Management Fees	.45%	.45%

Distribution and/or Service (12b-1) Fees	.25%	1.00%

Other Expenses:
Transfer Agent	.04%	.05%
Other Expenses	.41%	.39%

Total Other Expenses	.45%	.44%

Total Annual Portfolio Operating Expenses Before Waiver	1.15%	1.89%

Fee Waiver and/or Expense Reimbursement(b)	(.33)%	(.32)%

Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	.82%	1.57%

(a)	For Class C shares, the contingent deferred sales charge, or CDSC, is 0% after the first year. Class C shares automatically convert to Class A shares after eight years.

(b)
The fee waiver and/or expense reimbursement agreement will remain in effect until September 30, 2023 and may only be terminated or changed with the consent of the Portfolio’s Board of Trustees. In addition, the agreement will be automatically extended for one-year terms unless the Adviser provides notice of termination to the Portfolio at least 60 days prior to the end of the period.

Examples
The Examples are intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Portfolio’s operating expenses stay the same and that any fee waiver and/or expense limitation remains in effect for only the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class C
After 1 Year	$381	$260	*

After 3 Years	$623	$563

After 5 Years	$883	$992

After 10 Years	$1,627	$1,992

*	If you did not redeem your shares at the end of the period, your expenses would be decreased by approximately $100.

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys or sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Portfolio Operating Expenses or in the Examples, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 21% of the average value of its portfolio.
PRINCIPAL STRATEGIES:
The Portfolio pursues its objective by investing principally in high-yielding, predominantly investment grade municipal securities. As a matter of fundamental policy, the Portfolio invests, under normal circumstances, at least 80% of its net assets in municipal securities that pay interest that is exempt from federal income tax. These securities may pay interest that is subject to the federal alternative minimum tax (“AMT”) for certain taxpayers. As a matter of fundamental policy, the Portfolio invests, under normal circumstances, at least 80% of its net assets in municipal securities of New Jersey or municipal securities with interest that is otherwise exempt from New Jersey state income tax.
The Portfolio may also invest in:

•	forward commitments;

•	zero-coupon municipal securities and variable, floating and inverse floating-rate municipal securities; and

•	derivatives, such as options, futures contracts, forwards and swaps.
PRINCIPAL RISKS:
•
Market Risk: The value of the Portfolio’s assets will fluctuate as the bond market fluctuates. The value of the Portfolio’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness) and regional and global conflicts, that affect large portions of the market.

•
Interest Rate Risk: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations. The Portfolio may be subject to a greater risk of rising interest rates than would normally be the case due to the end of the recent period of historically low rates and the effect of potential central bank monetary policy, and government fiscal policy, initiatives and resulting market reactions to those initiatives.

•
Duration Risk: Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to the full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise.

•
Municipal Market Risk: This is the risk that special factors may adversely affect the value of municipal securities and have a significant effect on the yield or value of the Portfolio’s investments in municipal securities. These factors include economic conditions, political or legislative changes, public health crises, uncertainties related to the tax status of municipal securities, and the rights of investors in these securities. The Portfolio’s investments in New Jersey municipal securities may be vulnerable to events adversely affecting its economy, including public health crises (including the occurrence of a contagious disease or illness). For example, the novel coronavirus (COVID-19) pandemic has significantly stressed the financial resources of many issuers of municipal securities, which could impair any such issuer’s ability to meet its financial obligations when due and adversely impact the value of its securities held by the Portfolio. As the full effects of the COVID-19 pandemic on state and local economies and on issuers of municipal securities are still uncertain, the financial difficulties of issuers of municipal securities may worsen, adversely affecting the performance of the Portfolio. New Jersey’s economy is a diverse mix of information technology, transportation and logistics, financial services, major pharmaceuticals, life sciences and advanced manufacturing industries. However, adverse events affecting these industries will have a negative effect on New Jersey’s economy. The Portfolio’s investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project’s ability to make payments of principal and interest on these securities.

In addition, changes in tax rates or the treatment of income from certain types of municipal securities, among other things, could negatively affect the municipal securities markets.
The Portfolio invests from time to time in the municipal securities of Puerto Rico and other U.S. territories and their governmental agencies and municipalities, which are exempt from federal, state, and, where applicable, local income taxes. These municipal securities may have more risks than those of other U.S. issuers of municipal securities. Puerto Rico continues to face a very challenging economic and fiscal environment, worsened by the spread of COVID-19 and the adverse effect that related governmental and public responses have had on Puerto Rico’s economy. If the general economic situation in Puerto Rico continues to persist or worsens, the volatility and credit quality of Puerto Rican municipal securities could continue to be adversely affected, and the market for such securities may deteriorate further.

•
Inflation Risk: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Portfolio’s assets can decline as can the value of the Portfolio’s distributions. This risk is significantly greater for fixed-income securities with longer maturities.

•
Credit Risk: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

•
Tax Risk: There is no guarantee that the income on the Portfolio’s municipal securities will be exempt from regular federal, and if applicable, state income taxes. From time to time, the U.S. Government and the U.S. Congress consider changes in federal tax law that could limit or eliminate the federal tax exemption for municipal bond income, which would in effect reduce the income received by shareholders from the Portfolio by increasing taxes on that income. In such event, the Portfolio’s net asset value, or NAV, could also decline as yields on municipal bonds, which are typically lower than those on taxable bonds, would be expected to increase to approximately the yield of comparable taxable bonds. Actions or anticipated actions affecting the tax exempt status of municipal bonds could also result in significant shareholder redemptions of Portfolio shares as investors anticipate adverse effects on the Portfolio or seek higher yields to offset the potential loss of the tax deduction. As a result, the Portfolio would be required to maintain higher levels of cash to meet the redemptions, which would negatively affect the Portfolio’s yield.

•
Illiquid Investments Risk: Illiquid investments risk exists when certain investments are or become difficult to purchase or sell. Difficulty in selling such investments may result in sales at disadvantageous prices affecting the value of your investment in the Portfolio. Causes of illiquid investments risk may include low trading volumes, large positions and heavy redemptions of Portfolio shares. Illiquid investments risk may be higher in a rising interest rate environment, when the value and liquidity of fixed-income securities generally decline. Municipal securities may have more illiquid investments risk than other fixed-income securities because they trade less frequently and the market for municipal securities is generally smaller than many other markets.

•
Derivatives Risk: Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Portfolio. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying instrument, which could cause the Portfolio to suffer a (potentially unlimited) loss. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Portfolio.

•
Management Risk: The Portfolio is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

As with all investments, you may lose money by investing in the Portfolio.
BAR CHART AND PERFORMANCE INFORMATION:
The bar chart and performance information provide an indication of the historical risk of an investment in the Portfolio by showing:

•	how the Portfolio’s performance changed from year to year over ten years; and

•	how the Portfolio’s average annual returns for one, five and ten years compare to those of a broad-based securities market index.
You may obtain updated performance information on the Portfolio’s website at www.abfunds.com (click on “Investments—Mutual Funds”).
The Portfolio’s past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.

Bar Chart
The annual returns in the bar chart are for the Portfolio’s Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through June 30, 2022, the year-to-date unannualized return for Class A shares was ‑8.33%.

During the period shown in the bar chart, the Portfolio’s:
Best Quarter was up 3.23%, 2nd quarter, 2020; and Worst Quarter was down -3.71%, 4th quarter, 2016.
Performance Table
Average Annual Total Returns
(For the periods ended December 31, 2021)

		1 Year	5 Years	10 Years
Class A*	Return Before Taxes	-0.04%	3.71%	3.31%

	Return After Taxes on Distributions	-0.10%	3.69%	3.28%

	Return After Taxes on Distributions and Sale of Portfolio Shares	1.00%	3.54%	3.27%
Class C	Return Before Taxes	1.25%	3.53%	2.85%
Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses or taxes)		1.52%	4.17%	3.72%

*	After-tax Returns:

–	Are shown for Class A shares only and will vary for the other Classes of shares because these Classes have different expense ratios;

–
Are an estimate, which is based on the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and are likely to differ from those shown; and

–	Are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
INVESTMENT ADVISER:
AllianceBernstein L.P. is the investment adviser for the Portfolio.
PORTFOLIO MANAGERS:
The following table lists the persons responsible for day-to-day management of the Portfolio’s portfolio:

Employee	Length of Service	Title
Daryl Clements	Since September 2022	Senior Vice President of the Adviser

Terrance T. Hults	Since 1995	Senior Vice President of the Adviser

Matthew J. Norton	Since 2016	Senior Vice President of the Adviser

Andrew D. Potter	Since 2018	Vice President of the Adviser
ADDITIONAL INFORMATION
For important information about the purchase and sale of Portfolio shares, tax information and financial intermediary compensation, please turn to ADDITIONAL INFORMATION ABOUT PURCHASE AND SALE OF PORTFOLIO SHARES, TAXES AND FINANCIAL INTERMEDIARIES, page 50 in this Prospectus.

AB New York Portfolio

INVESTMENT OBJECTIVE:
The investment objective of the Portfolio is to earn the highest level of current income exempt from both federal income tax and New York State and City income tax that is available without assuming what the Adviser considers to be undue risk to principal or income.
FEES AND EXPENSES OF THE PORTFOLIO:
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Advisor Class shares, which are not reflected in the tables or the examples below. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AB Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Portfolios—Sales Charge Reduction Programs for Class A Shares on page 63 of this Prospectus, in Appendix B—Financial Intermediary Waivers of this Prospectus and in Purchase of Shares—Sales Charge Reduction Programs for Class A Shares on page 152 of the Portfolio’s Statement of Additional Information (“SAI”).
Shareholder Fees (fees paid directly from your investment)

	Class A Shares	Class C Shares	Advisor Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.00%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	None	1.00%(a)	None
Exchange Fee	None	None	None
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Advisor Class
Management Fees	.45%	.45%	.45%

Distribution and/or Service (12b-1) Fees	.25%	1.00%	None

Other Expenses:
Transfer Agent	.03%	.03%	.03%
Other Expenses	.06%	.06%	.06%

Total Other Expenses	.09%	.09%	.09%

Total Annual Portfolio Operating Expenses Before Waiver	.79%	1.54%	.54%

Fee Waiver and/or Expense Reimbursement(b)	(.04)%	(.04)%	(.04)%

Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	.75%	1.50%	.50%

(a)	For Class C shares, the contingent deferred sales charge, or CDSC, is 0% after the first year. Class C shares automatically convert to Class A shares after eight years.

(b)
The fee waiver and/or expense reimbursement agreement will remain in effect until September 30, 2023 and may only be terminated or changed with the consent of the Portfolio’s Board of Directors. In addition, the agreement will be automatically extended for one-year terms unless the Adviser provides notice of termination to the Portfolio at least 60 days prior to the end of the period.

Examples
The Examples are intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Portfolio’s operating expenses stay the same and that any fee waiver and/or expense limitation remains in effect for only the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class C		Advisor Class
After 1 Year	$374	$253	*	$51

After 3 Years	$541	$483		$169

After 5 Years	$722	$836		$298

After 10 Years	$1,245	$1,629		$673

*	If you did not redeem your shares at the end of the period, your expenses would be decreased by approximately $100.

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys or sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Portfolio Operating Expenses or in the Examples, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 16% of the average value of its portfolio.
PRINCIPAL STRATEGIES:
The Portfolio pursues its objective by investing principally in high-yielding, predominantly investment grade municipal securities. As a matter of fundamental policy, the Portfolio invests, under normal circumstances, at least 80% of its net assets in municipal securities that pay interest that is exempt from federal income tax. These securities may pay interest that is subject to the federal alternative minimum tax (“AMT”) for certain taxpayers. As a matter of fundamental policy, the Portfolio invests, under normal circumstances, at least 80% of its net assets in municipal securities of New York or municipal securities with interest that is otherwise exempt from New York state income tax.
The Portfolio may also invest in:

•	forward commitments;

•	zero-coupon municipal securities and variable, floating and inverse floating-rate municipal securities; and

•	derivatives, such as options, futures contracts, forwards and swaps.
PRINCIPAL RISKS:
•
Market Risk: The value of the Portfolio’s assets will fluctuate as the bond market fluctuates. The value of the Portfolio’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness) and regional and global conflicts, that affect large portions of the market.

•
Interest Rate Risk: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations. The Portfolio may be subject to a greater risk of rising interest rates than would normally be the case due to the end of the recent period of historically low rates and the effect of potential central bank monetary policy, and government fiscal policy, initiatives and resulting market reactions to those initiatives.

•
Duration Risk: Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to the full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise.

•
Municipal Market Risk: This is the risk that special factors may adversely affect the value of municipal securities and have a significant effect on the yield or value of the Portfolio’s investments in municipal securities. These factors include economic conditions, political or legislative changes, public health crises, uncertainties related to the tax status of municipal securities, and the rights of investors in these securities. The Portfolio’s investments in New York municipal securities may be vulnerable to events adversely affecting its economy, including public health crises (including the occurrence of a contagious disease or illness). For example, the novel coronavirus (COVID-19) pandemic has significantly stressed the financial resources of many issuers of municipal securities, which could impair any such issuer’s ability to meet its financial obligations when due and adversely impact the value of its securities held by the Portfolio. As the full effects of the COVID-19 pandemic on state and local economies and on issuers of municipal securities are still uncertain, the financial difficulties of issuers of municipal securities may worsen, adversely affecting the performance of the Portfolio. New York’s economy, while diverse, has a relatively large share of the nation’s financial activities. With the financial services sector contributing more than one-fifth of the state’s wages, the state’s economy is especially vulnerable to adverse events affecting the financial markets such as those that occurred in 2008-2009 and during the COVID-19 pandemic. In addition, as New York’s financial services and professional and business services sectors serve a global market, they can be highly sensitive to global trends. The Portfolio’s investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project’s ability to make payments of principal and interest on these securities.

In addition, changes in tax rates or the treatment of income from certain types of municipal securities, among other things, could negatively affect the municipal securities markets.
The Portfolio invests from time to time in the municipal securities of Puerto Rico and other U.S. territories and their governmental agencies and municipalities, which are exempt from federal, state, and, where applicable, local income taxes. These municipal securities may have more risks than those of other U.S. issuers of municipal securities. Puerto Rico continues to face a very challenging economic and fiscal environment, worsened by the spread of COVID-19 and the adverse effect that related governmental and public responses have had on Puerto Rico’s economy. If the general economic situation in Puerto Rico continues to persist or worsens, the volatility and credit quality of Puerto Rican municipal securities could continue to be adversely affected, and the market for such securities may deteriorate further.

•
Inflation Risk: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Portfolio’s assets can decline as can the value of the Portfolio’s distributions. This risk is significantly greater for fixed-income securities with longer maturities.

•
Credit Risk: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

•
Tax Risk: There is no guarantee that the income on the Portfolio’s municipal securities will be exempt from regular federal, and if applicable, state income taxes. From time to time, the U.S. Government and the U.S. Congress consider changes in federal tax law that could limit or eliminate the federal tax exemption for municipal bond income, which would in effect reduce the income received by shareholders from the Portfolio by increasing taxes on that income. In such event, the Portfolio’s net asset value, or NAV, could also decline as yields on municipal bonds, which are typically lower than those on taxable bonds, would be expected to increase to approximately the yield of comparable taxable bonds. Actions or anticipated actions affecting the tax exempt status of municipal bonds could also result in significant shareholder redemptions of Portfolio shares as investors anticipate adverse effects on the Portfolio or seek higher yields to offset the potential loss of the tax deduction. As a result, the Portfolio would be required to maintain higher levels of cash to meet the redemptions, which would negatively affect the Portfolio’s yield.

•
Illiquid Investments Risk: Illiquid investments risk exists when certain investments are or become difficult to purchase or sell. Difficulty in selling such investments may result in sales at disadvantageous prices affecting the value of your investment in the Portfolio. Causes of illiquid investments risk may include low trading volumes, large positions and heavy redemptions of Portfolio shares. Illiquid investments risk may be higher in a rising interest rate environment, when the value and liquidity of fixed-income securities generally decline. Municipal securities may have more illiquid investments risk than other fixed-income securities because they trade less frequently and the market for municipal securities is generally smaller than many other markets.

•
Derivatives Risk: Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Portfolio. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying instrument, which could cause the Portfolio to suffer a (potentially unlimited) loss. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Portfolio.

•
Management Risk: The Portfolio is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

As with all investments, you may lose money by investing in the Portfolio.
BAR CHART AND PERFORMANCE INFORMATION:
The bar chart and performance information provide an indication of the historical risk of an investment in the Portfolio by showing:

•	how the Portfolio’s performance changed from year to year over ten years; and

•	how the Portfolio’s average annual returns for one, five and ten years compare to those of a broad-based securities market index.
You may obtain updated performance information on the Portfolio’s website at www.abfunds.com (click on “Investments—Mutual Funds”).
The Portfolio’s past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.

Bar Chart
The annual returns in the bar chart are for the Portfolio’s Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through June 30, 2022, the year-to-date unannualized return for Class A shares was ‑9.63%.

During the period shown in the bar chart, the Portfolio’s:
Best Quarter was up 2.93%, 4th quarter, 2020; and Worst Quarter was down -4.00%, 4th quarter, 2016.
Performance Table
Average Annual Total Returns
(For the periods ended December 31, 2021)

		1 Year	5 Years	10 Years
Class A*	Return Before Taxes	0.32%	3.23%	2.89%

	Return After Taxes on Distributions	0.32%	3.22%	2.88%

	Return After Taxes on Distributions and Sale of Portfolio Shares	1.01%	3.08%	2.88%
Class C	Return Before Taxes	1.59%	3.06%	2.45%
Advisor Class	Return Before Taxes	3.63%	4.09%	3.48%
Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses or taxes)		1.52%	4.17%	3.72%

*	After-tax Returns:

–	Are shown for Class A shares only and will vary for the other Classes of shares because these Classes have different expense ratios;

–
Are an estimate, which is based on the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and are likely to differ from those shown; and

–	Are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
INVESTMENT ADVISER:
AllianceBernstein L.P. is the investment adviser for the Portfolio.
PORTFOLIO MANAGERS:
The following table lists the persons responsible for day-to-day management of the Portfolio’s portfolio:

Employee	Length of Service	Title
Daryl Clements	Since September 2022	Senior Vice President of the Adviser

Terrance T. Hults	Since 1995	Senior Vice President of the Adviser

Matthew J. Norton	Since 2016	Senior Vice President of the Adviser

Andrew D. Potter	Since 2018	Vice President of the Adviser
ADDITIONAL INFORMATION
For important information about the purchase and sale of Portfolio shares, tax information and financial intermediary compensation, please turn to ADDITIONAL INFORMATION ABOUT PURCHASE AND SALE OF PORTFOLIO SHARES, TAXES AND FINANCIAL INTERMEDIARIES, page 50 in this Prospectus.

AB Ohio Portfolio

INVESTMENT OBJECTIVE:
The investment objective of the Portfolio is to earn the highest level of current income exempt from both federal income tax and State of Ohio personal income tax that is available without assuming what the Adviser considers to be undue risk.
FEES AND EXPENSES OF THE PORTFOLIO:
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AB Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Portfolios—Sales Charge Reduction Programs for Class A Shares on page 63 of this Prospectus, in Appendix B—Financial Intermediary Waivers of this Prospectus and in Purchase of Shares—Sales Charge Reduction Programs for Class A Shares on page 152 of the Portfolio’s Statement of Additional Information (“SAI”).
Shareholder Fees (fees paid directly from your investment)

	Class A Shares	Class C Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.00%	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	None	1.00%	(a)
Exchange Fee	None	None
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C
Management Fees	.45%	.45%

Distribution and/or Service (12b‑1) Fees	.25%	1.00%

Other Expenses:
Transfer Agent	.05%	.05%
Other Expenses	.40%	.40%

Total Other Expenses	.45%	.45%

Total Annual Portfolio Operating Expenses Before Waiver	1.15%	1.90%

Fee Waiver and/or Expense Reimbursement(b)	(.35)%	(.35)%

Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	.80%	1.55%

(a)	For Class C shares, the contingent deferred sales charge, or CDSC, is 0% after the first year. Class C shares automatically convert to Class A shares after eight years.

(b)
The fee waiver and/or expense reimbursement agreement will remain in effect until September 30, 2023 and may only be terminated or changed with the consent of the Portfolio’s Board of Trustees. In addition, the agreement will be automatically extended for one‑year terms unless the Adviser provides notice of termination to the Portfolio at least 60 days prior to the end of the period.

Examples
The Examples are intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Portfolio’s operating expenses stay the same and that any fee waiver and/or expense limitation remains in effect for only the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class C
After 1 Year	$379	$258	*

After 3 Years	$621	$563

After 5 Years	$881	$994

After 10 Years	$1,625	$1,998

*	If you did not redeem your shares at the end of the period, your expenses would be decreased by approximately $100.

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys or sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Portfolio Operating Expenses or in the Examples, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 15% of the average value of its portfolio.
PRINCIPAL STRATEGIES:
The Portfolio pursues its objective by investing principally in high-yielding, predominantly investment grade municipal securities. As a matter of fundamental policy, the Portfolio invests, under normal circumstances, at least 80% of its net assets in municipal securities that pay interest that is exempt from federal income tax. These securities may pay interest that is subject to the federal alternative minimum tax (“AMT”) for certain taxpayers. As a matter of fundamental policy, the Portfolio invests, under normal circumstances, at least 80% of its net assets in municipal securities of Ohio or municipal securities with interest that is otherwise exempt from Ohio state income tax.
The Portfolio may also invest in:

•	forward commitments;

•	zero‑coupon municipal securities and variable, floating and inverse floating-rate municipal securities; and

•	derivatives, such as options, futures contracts, forwards and swaps.
PRINCIPAL RISKS:
•
Market Risk: The value of the Portfolio’s assets will fluctuate as the bond market fluctuates. The value of the Portfolio’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness) and regional and global conflicts, that affect large portions of the market.

•
Interest Rate Risk: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations. The Portfolio may be subject to a greater risk of rising interest rates than would normally be the case due to the end of the recent period of historically low rates and the effect of potential central bank monetary policy, and government fiscal policy, initiatives and resulting market reactions to those initiatives.

•
Duration Risk: Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to the full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise.

•
Municipal Market Risk: This is the risk that special factors may adversely affect the value of municipal securities and have a significant effect on the yield or value of the Portfolio’s investments in municipal securities. These factors include economic conditions, political or legislative changes, public health crises, uncertainties related to the tax status of municipal securities, and the rights of investors in these securities. The Portfolio’s investments in Ohio municipal securities may be vulnerable to events adversely affecting its economy, including public health crises (including the occurrence of a contagious disease or illness). For example, the novel coronavirus (COVID‑19) pandemic has significantly stressed the financial resources of many issuers of municipal securities, which could impair any such issuer’s ability to meet its financial obligations when due and adversely impact the value of its securities held by the Portfolio. As the full effects of the COVID‑19 pandemic on state and local economies and on issuers of municipal securities are still uncertain, the financial difficulties of issuers of municipal securities may worsen, adversely affecting the performance of the Portfolio. Although manufacturing (including auto-related manufacturing) in Ohio remains an integral part of the State’s economy, the greatest growth in Ohio’s economy in recent years has been in the non‑manufacturing sectors, including the trade, transportation and public utilities, educational and health services, government and professional and business services sectors. However, adverse economic conditions can adversely affect the state’s economy and employment rates. The Portfolio’s investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project’s ability to make payments of principal and interest on these securities.

In addition, changes in tax rates or the treatment of income from certain types of municipal securities, among other things, could negatively affect the municipal securities markets.
The Portfolio invests from time to time in the municipal securities of Puerto Rico and other U.S. territories and their governmental agencies and municipalities, which are exempt from federal, state, and, where applicable, local income taxes. These municipal securities may have more risks than those of other U.S. issuers of municipal securities. Puerto Rico continues to face a very challenging economic and fiscal environment, worsened by the spread of COVID‑19 and the adverse effect that related governmental and public responses have had on Puerto Rico’s economy. If the general economic situation in Puerto Rico continues to persist or worsens, the volatility and credit quality of Puerto Rican municipal securities could continue to be adversely affected, and the market for such securities may deteriorate further.

•
Inflation Risk: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Portfolio’s assets can decline as can the value of the Portfolio’s distributions. This risk is significantly greater for fixed-income securities with longer maturities.

•
Credit Risk: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

•
Tax Risk: There is no guarantee that the income on the Portfolio’s municipal securities will be exempt from regular federal, and if applicable, state income taxes. From time to time, the U.S. Government and the U.S. Congress consider changes in federal tax law that could limit or eliminate the federal tax exemption for municipal bond income, which would in effect reduce the income received by shareholders from the Portfolio by increasing taxes on that income. In such event, the Portfolio’s net asset value, or NAV, could also decline as yields on municipal bonds, which are typically lower than those on taxable bonds, would be expected to increase to approximately the yield of comparable taxable bonds. Actions or anticipated actions affecting the tax exempt status of municipal bonds could also result in significant shareholder redemptions of Portfolio shares as investors anticipate adverse effects on the Portfolio or seek higher yields to offset the potential loss of the tax deduction. As a result, the Portfolio would be required to maintain higher levels of cash to meet the redemptions, which would negatively affect the Portfolio’s yield.

•
Illiquid Investments Risk: Illiquid investments risk exists when certain investments are or become difficult to purchase or sell. Difficulty in selling such investments may result in sales at disadvantageous prices affecting the value of your investment in the Portfolio. Causes of illiquid investments risk may include low trading volumes, large positions and heavy redemptions of Portfolio shares. Illiquid investments risk may be higher in a rising interest rate environment, when the value and liquidity of fixed-income securities generally decline. Municipal securities may have more illiquid investments risk than other fixed-income securities because they trade less frequently and the market for municipal securities is generally smaller than many other markets.

•
Derivatives Risk: Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Portfolio. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying instrument, which could cause the Portfolio to suffer a (potentially unlimited) loss. Derivatives, especially over‑the‑counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Portfolio.

•
Management Risk: The Portfolio is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

As with all investments, you may lose money by investing in the Portfolio.
BAR CHART AND PERFORMANCE INFORMATION:
The bar chart and performance information provide an indication of the historical risk of an investment in the Portfolio by showing:

•	how the Portfolio’s performance changed from year to year over ten years; and

•	how the Portfolio’s average annual returns for one, five and ten years compare to those of a broad-based securities market index.
You may obtain updated performance information on the Portfolio’s website at www.abfunds.com (click on “Investments—Mutual Funds”).
The Portfolio’s past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.

Bar Chart
The annual returns in the bar chart are for the Portfolio’s Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through June 30, 2022, the year‑to‑date unannualized return for Class A shares was ‑9.21%.

During the period shown in the bar chart, the Portfolio’s:
Best Quarter was up 2.99%, 2nd quarter, 2020; and Worst Quarter was down ‑3.44%, 4th quarter, 2016.
Performance Table
Average Annual Total Returns
(For the periods ended December 31, 2021)

		1 Year	5 Years	10 Years
Class A*	Return Before Taxes	-0.48%	3.17%	2.78%

	Return After Taxes on Distributions	-0.49%	3.16%	2.75%

	Return After Taxes on Distributions and Sale of Portfolio Shares	0.62%	3.05%	2.79%
Class C	Return Before Taxes	0.84%	3.02%	2.34%
Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses or taxes)		1.52%	4.17%	3.72%

*	After‑tax Returns:

–	Are shown for Class A shares only and will vary for the other Classes of shares because these Classes have different expense ratios;

–
Are an estimate, which is based on the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; actual after‑tax returns depend on an individual investor’s tax situation and are likely to differ from those shown; and

–	Are not relevant to investors who hold Portfolio shares through tax‑deferred arrangements such as 401(k) plans or individual retirement accounts.
INVESTMENT ADVISER:
AllianceBernstein L.P. is the investment adviser for the Portfolio.
PORTFOLIO MANAGERS:
The following table lists the persons responsible for day‑to‑day management of the Portfolio’s portfolio:

Employee	Length of Service	Title
Daryl Clements	Since September 2022	Senior Vice President of the Adviser

Terrance T. Hults	Since 1995	Senior Vice President of the Adviser

Matthew J. Norton	Since 2016	Senior Vice President of the Adviser

Andrew D. Potter	Since 2018	Vice President of the Adviser
ADDITIONAL INFORMATION
For important information about the purchase and sale of Portfolio shares, tax information and financial intermediary compensation, please turn to ADDITIONAL INFORMATION ABOUT PURCHASE AND SALE OF PORTFOLIO SHARES, TAXES AND FINANCIAL INTERMEDIARIES, page 50 in this Prospectus.

AB Pennsylvania Portfolio

INVESTMENT OBJECTIVE:
The investment objective of the Portfolio is to earn the highest level of current income exempt from both federal income tax and Commonwealth of Pennsylvania personal income tax that is available without assuming what the Adviser considers to be undue risk.
FEES AND EXPENSES OF THE PORTFOLIO:
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AB Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Portfolios—Sales Charge Reduction Programs for Class A Shares on page 63 of this Prospectus, in Appendix B—Financial Intermediary Waivers of this Prospectus and in Purchase of Shares—Sales Charge Reduction Programs for Class A Shares on page 152 of the Portfolio’s Statement of Additional Information (“SAI”).
Shareholder Fees (fees paid directly from your investment)

	Class A Shares	Class C Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.00%	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	None	1.00%(a)
Exchange Fee	None	None
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C
Management Fees	.45%	.45%

Distribution and/or Service (12b‑1) Fees	.25%	1.00%

Other Expenses:
Transfer Agent	.05%	.05%
Other Expenses	.43%	.43%

Total Other Expenses	.48%	.48%

Total Annual Portfolio Operating Expenses Before Waiver	1.18%	1.93%

Fee Waiver and/or Expense Reimbursement(b)	(.33)%	(.33)%

Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	.85%	1.60%

(a)	For Class C shares, the contingent deferred sales charge, or CDSC, is 0% after the first year. Class C shares automatically convert to Class A shares after eight years.

(b)
The fee waiver and/or expense reimbursement agreement will remain in effect until September 30, 2023 and may only be terminated or changed with the consent of the Portfolio’s Board of Trustees. In addition, the agreement will be automatically extended for one‑year terms unless the Adviser provides notice of termination to the Portfolio at least 60 days prior to the end of the period.

Examples
The Examples are intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Portfolio’s operating expenses stay the same and that any fee waiver and/or expense limitation remains in effect for only the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class C
After 1 Year	$384	$263	*

After 3 Years	$632	$574

After 5 Years	$899	$1,011

After 10 Years	$1,660	$2,032

*	If you did not redeem your shares at the end of the period, your expenses would be decreased by approximately $100.

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys or sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Portfolio Operating Expenses or in the Examples, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 13% of the average value of its portfolio.
PRINCIPAL STRATEGIES:
The Portfolio pursues its objective by investing principally in high-yielding, predominantly investment grade municipal securities. As a matter of fundamental policy, the Portfolio invests, under normal circumstances, at least 80% of its net assets in municipal securities that pay interest that is exempt from federal income tax. These securities may pay interest that is subject to the federal alternative minimum tax (“AMT”) for certain taxpayers. As a matter of fundamental policy, the Portfolio invests, under normal circumstances, at least 80% of its net assets in municipal securities of Pennsylvania or municipal securities with interest that is otherwise exempt from Pennsylvania state income tax.
The Portfolio may also invest in:

•	forward commitments;

•	zero‑coupon municipal securities and variable, floating and inverse floating-rate municipal securities; and

•	derivatives, such as options, futures contracts, forwards and swaps.
PRINCIPAL RISKS:
•
Market Risk: The value of the Portfolio’s assets will fluctuate as the bond market fluctuates. The value of the Portfolio’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness) and regional and global conflicts, that affect large portions of the market.

•
Interest Rate Risk: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations. The Portfolio may be subject to a greater risk of rising interest rates than would normally be the case due to the end of the recent period of historically low rates and the effect of potential central bank monetary policy, and government fiscal policy, initiatives and resulting market reactions to those initiatives.

•
Duration Risk: Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to the full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise.

•
Municipal Market Risk: This is the risk that special factors may adversely affect the value of municipal securities and have a significant effect on the yield or value of the Portfolio’s investments in municipal securities. These factors include economic conditions, political or legislative changes, public health crises, uncertainties related to the tax status of municipal securities, and the rights of investors in these securities. The Portfolio’s investments in Pennsylvania municipal securities may be vulnerable to events adversely affecting its economy, including public health crises (including the occurrence of a contagious disease or illness). For example, the novel coronavirus (COVID‑19) pandemic has significantly stressed the financial resources of many issuers of municipal securities, which could impair any such issuer’s ability to meet its financial obligations when due and adversely impact the value of its securities held by the Portfolio. As the full effects of the COVID‑19 pandemic on state and local economies and on issuers of municipal securities are still uncertain, the financial difficulties of issuers of municipal securities may worsen, adversely affecting the performance of the Portfolio. Pennsylvania benefits from a highly diversified economy with a mix of industries. Currently, the major sources of growth in Pennsylvania are in the education and health care, manufacturing and technology sectors. However, the state is vulnerable to business downturns and decreased capital spending. The Portfolio’s investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project’s ability to make payments of principal and interest on these securities.

In addition, changes in tax rates or the treatment of income from certain types of municipal securities, among other things, could negatively affect the municipal securities markets.
The Portfolio invests from time to time in the municipal securities of Puerto Rico and other U.S. territories and their governmental agencies and municipalities, which are exempt from federal, state, and, where applicable, local income taxes. These municipal securities may have more risks than those of other U.S. issuers of municipal securities. Puerto Rico continues to face a very challenging economic and fiscal environment, worsened by the spread of COVID‑19 and the adverse effect that related governmental and public responses have had on Puerto Rico’s economy. If the general economic situation in Puerto Rico continues to persist or worsens, the volatility and credit quality of Puerto Rican municipal securities could continue to be adversely affected, and the market for such securities may deteriorate further.

•
Inflation Risk: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Portfolio’s assets can decline as can the value of the Portfolio’s distributions. This risk is significantly greater for fixed-income securities with longer maturities.

•
Credit Risk: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

•
Tax Risk: There is no guarantee that the income on the Portfolio’s municipal securities will be exempt from regular federal, and if applicable, state income taxes. From time to time, the U.S. Government and the U.S. Congress consider changes in federal tax law that could limit or eliminate the federal tax exemption for municipal bond income, which would in effect reduce the income received by shareholders from the Portfolio by increasing taxes on that income. In such event, the Portfolio’s net asset value, or NAV, could also decline as yields on municipal bonds, which are typically lower than those on taxable bonds, would be expected to increase to approximately the yield of comparable taxable bonds. Actions or anticipated actions affecting the tax exempt status of municipal bonds could also result in significant shareholder redemptions of Portfolio shares as investors anticipate adverse effects on the Portfolio or seek higher yields to offset the potential loss of the tax deduction. As a result, the Portfolio would be required to maintain higher levels of cash to meet the redemptions, which would negatively affect the Portfolio’s yield.

•
Illiquid Investments Risk: Illiquid investments risk exists when certain investments are or become difficult to purchase or sell. Difficulty in selling such investments may result in sales at disadvantageous prices affecting the value of your investment in the Portfolio. Causes of illiquid investments risk may include low trading volumes, large positions and heavy redemptions of Portfolio shares. Illiquid investments risk may be higher in a rising interest rate environment, when the value and liquidity of fixed-income securities generally decline. Municipal securities may have more illiquid investments risk than other fixed-income securities because they trade less frequently and the market for municipal securities is generally smaller than many other markets.

•
Derivatives Risk: Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Portfolio. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying instrument, which could cause the Portfolio to suffer a (potentially unlimited) loss. Derivatives, especially over‑the‑counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Portfolio.

•
Management Risk: The Portfolio is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

As with all investments, you may lose money by investing in the Portfolio.
BAR CHART AND PERFORMANCE INFORMATION:
The bar chart and performance information provide an indication of the historical risk of an investment in the Portfolio by showing:

•	how the Portfolio’s performance changed from year to year over ten years; and

•	how the Portfolio’s average annual returns for one, five and ten years compare to those of a broad-based securities market index.
You may obtain updated performance information on the Portfolio’s website at www.abfunds.com (click on “Investments—Mutual Funds”).
The Portfolio’s past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.

Bar Chart
The annual returns in the bar chart are for the Portfolio’s Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through June 30, 2022, the year‑to‑date unannualized return for Class A shares was ‑9.21%.

During the period shown in the bar chart, the Portfolio’s:
Best Quarter was up 3.25%, 1st quarter, 2014; and Worst Quarter was down ‑3.39%, 4th quarter, 2016.
Performance Table
Average Annual Total Returns
(For the periods ended December 31, 2021)

		1 Year	5 Years	10 Years
Class A*	Return Before Taxes	-0.06%	3.38%	3.14%

	Return After Taxes on Distributions	-0.09%	3.36%	3.10%

	Return After Taxes on Distributions and Sale of Portfolio Shares	0.93%	3.24%	3.08%
Class C	Return Before Taxes	1.11%	3.23%	2.69%
Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses or taxes)		1.52%	4.17%	3.72%

*	After‑tax Returns:

–	Are shown for Class A shares only and will vary for the other Classes of shares because these Classes have different expense ratios;

–
Are an estimate, which is based on the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; actual after‑tax returns depend on an individual investor’s tax situation and are likely to differ from those shown; and

–	Are not relevant to investors who hold Portfolio shares through tax‑deferred arrangements such as 401(k) plans or individual retirement accounts.
INVESTMENT ADVISER:
AllianceBernstein L.P. is the investment adviser for the Portfolio.
PORTFOLIO MANAGERS:
The following table lists the persons responsible for day‑to‑day management of the Portfolio’s portfolio:

Employee	Length of Service	Title
Daryl Clements	Since September 2022	Senior Vice President of the Adviser

Terrance T. Hults	Since 1995	Senior Vice President of the Adviser

Matthew J. Norton	Since 2016	Senior Vice President of the Adviser

Andrew D. Potter	Since 2018	Vice President of the Adviser
ADDITIONAL INFORMATION
For important information about the purchase and sale of Portfolio shares, tax information and financial intermediary compensation, please turn to ADDITIONAL INFORMATION ABOUT PURCHASE AND SALE OF PORTFOLIO SHARES, TAXES AND FINANCIAL INTERMEDIARIES, page 50 in this Prospectus.

AB Virginia Portfolio

INVESTMENT OBJECTIVE:
The investment objective of the Portfolio is to earn the highest level of current income exempt from both federal income tax and Commonwealth of Virginia personal income tax that is available without assuming what the Adviser considers to be undue risk.
FEES AND EXPENSES OF THE PORTFOLIO:
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Advisor Class shares, which are not reflected in the tables or the examples below. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AB Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Portfolios—Sales Charge Reduction Programs for Class A Shares on page 63 of this Prospectus, in Appendix B—Financial Intermediary Waivers of this Prospectus and in Purchase of Shares—Sales Charge Reduction Programs for Class A Shares on page 152 of the Portfolio’s Statement of Additional Information (“SAI”).
Shareholder Fees (fees paid directly from your investment)

	Class A Shares	Class C Shares	Advisor Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.00%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	None	1.00%(a)	None
Exchange Fee	None	None	None
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Advisor Class
Management Fees	.45%	.45%	.45%

Distribution and/or Service (12b‑1) Fees	.25%	1.00%	None

Other Expenses:
Transfer Agent	.02%	.03%	.02%
Other Expenses	.14%	.13%	.14%

Total Other Expenses	.16%	.16%	.16%

Total Annual Portfolio Operating Expenses Before Waiver	.86%	1.61%	.61%

Fee Waiver and/or Expense Reimbursement(b)	(.06)%	(.06)%	(.06)%

Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	.80%	1.55%	.55%

(a)	For Class C shares, the contingent deferred sales charge, or CDSC, is 0% after the first year. Class C shares automatically convert to Class A shares after eight years.

(b)
The fee waiver and/or expense reimbursement agreement will remain in effect until September 30, 2023 and may only be terminated or changed with the consent of the Portfolio’s Board of Trustees. In addition, the agreement will be automatically extended for one‑year terms unless the Adviser provides notice of termination to the Portfolio at least 60 days prior to the end of the period.

Examples
The Examples are intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Portfolio’s operating expenses stay the same and that any fee waiver and/or expense limitation remains in effect for only the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class C		Advisor Class
After 1 Year	$379	$258	*	$55

After 3 Years	$560	$502		$188

After 5 Years	$757	$870		$333

After 10 Years	$1,324	$1,705		$755

*	If you did not redeem your shares at the end of the period, your expenses would be decreased by approximately $100.

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys or sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Portfolio Operating Expenses or in the Examples, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 13% of the average value of its portfolio.
PRINCIPAL STRATEGIES:
The Portfolio pursues its objective by investing principally in high-yielding, predominantly investment grade municipal securities. As a matter of fundamental policy, the Portfolio invests, under normal circumstances, at least 80% of its net assets in municipal securities that pay interest that is exempt from federal income tax. These securities may pay interest that is subject to the federal alternative minimum tax (“AMT”) for certain taxpayers. As a matter of fundamental policy, the Portfolio invests, under normal circumstances, at least 80% of its net assets in municipal securities of Virginia or municipal securities with interest that is otherwise exempt from Virginia state income tax.
The Portfolio may also invest in:

•	forward commitments;

•	zero‑coupon municipal securities and variable, floating and inverse floating-rate municipal securities; and

•	derivatives, such as options, futures contracts, forwards and swaps.
PRINCIPAL RISKS:
•
Market Risk: The value of the Portfolio’s assets will fluctuate as the bond market fluctuates. The value of the Portfolio’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness) and regional and global conflicts, that affect large portions of the market.

•
Interest Rate Risk: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations. The Portfolio may be subject to a greater risk of rising interest rates than would normally be the case due to the end of the recent period of historically low rates and the effect of potential central bank monetary policy, and government fiscal policy, initiatives and resulting market reactions to those initiatives.

•
Duration Risk: Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to the full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise.

•
Municipal Market Risk: This is the risk that special factors may adversely affect the value of municipal securities and have a significant effect on the yield or value of the Portfolio’s investments in municipal securities. These factors include economic conditions, political or legislative changes, public health crises, uncertainties related to the tax status of municipal securities, and the rights of investors in these securities. The Portfolio’s investments in Virginia municipal securities may be vulnerable to events adversely affecting its economy, including public health crises (including the occurrence of a contagious disease or illness). For example, the novel coronavirus (COVID‑19) pandemic has significantly stressed the financial resources of many issuers of municipal securities, which could impair any such issuer’s ability to meet its financial obligations when due and adversely impact the value of its securities held by the Portfolio. As the full effects of the COVID‑19 pandemic on state and local economies and on issuers of municipal securities are still uncertain, the financial difficulties of issuers of municipal securities may worsen, adversely affecting the performance of the Portfolio. Virginia has a highly diversified economy, with professional and business activities, education and health, and retail trade as major components. Public administration, including the federal, state and local governments, both military and civilian, also plays a large role in its economy. The state benefits from increases in U.S. Government spending but is vulnerable to spending decreases. The Portfolio’s investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project’s ability to make payments of principal and interest on these securities.

In addition, changes in tax rates or the treatment of income from certain types of municipal securities, among other things, could negatively affect the municipal securities markets.
The Portfolio invests from time to time in the municipal securities of Puerto Rico and other U.S. territories and their governmental agencies and municipalities, which are exempt from federal, state, and, where applicable, local income taxes. These municipal securities may have more risks than those of other U.S. issuers of municipal securities. Puerto Rico continues to face a very challenging economic and fiscal environment, worsened by the spread of COVID‑19 and the adverse effect that related governmental and public responses have had on Puerto Rico’s economy. If the general economic situation in Puerto Rico continues to persist or worsens, the volatility and credit quality of Puerto Rican municipal securities could continue to be adversely affected, and the market for such securities may deteriorate further.

•
Inflation Risk: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Portfolio’s assets can decline as can the value of the Portfolio’s distributions. This risk is significantly greater for fixed-income securities with longer maturities.

•
Credit Risk: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

•
Tax Risk: There is no guarantee that the income on the Portfolio’s municipal securities will be exempt from regular federal, and if applicable, state income taxes. From time to time, the U.S. Government and the U.S. Congress consider changes in federal tax law that could limit or eliminate the federal tax exemption for municipal bond income, which would in effect reduce the income received by shareholders from the Portfolio by increasing taxes on that income. In such event, the Portfolio’s net asset value, or NAV, could also decline as yields on municipal bonds, which are typically lower than those on taxable bonds, would be expected to increase to approximately the yield of comparable taxable bonds. Actions or anticipated actions affecting the tax exempt status of municipal bonds could also result in significant shareholder redemptions of Portfolio shares as investors anticipate adverse effects on the Portfolio or seek higher yields to offset the potential loss of the tax deduction. As a result, the Portfolio would be required to maintain higher levels of cash to meet the redemptions, which would negatively affect the Portfolio’s yield.

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Illiquid Investments Risk: Illiquid investments risk exists when certain investments are or become difficult to purchase or sell. Difficulty in selling such investments may result in sales at disadvantageous prices affecting the value of your investment in the Portfolio. Causes of illiquid investments risk may include low trading volumes, large positions and heavy redemptions of Portfolio shares. Illiquid investments risk may be higher in a rising interest rate environment, when the value and liquidity of fixed-income securities generally decline. Municipal securities may have more illiquid investments risk than other fixed-income securities because they trade less frequently and the market for municipal securities is generally smaller than many other markets.

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Derivatives Risk: Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Portfolio. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying instrument, which could cause the Portfolio to suffer a (potentially unlimited) loss. Derivatives, especially over‑the‑counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Portfolio.

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Management Risk: The Portfolio is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

As with all investments, you may lose money by investing in the Portfolio.
BAR CHART AND PERFORMANCE INFORMATION:
The bar chart and performance information provide an indication of the historical risk of an investment in the Portfolio by showing:

•	how the Portfolio’s performance changed from year to year over ten years; and

•	how the Portfolio’s average annual returns for one, five and ten years compare to those of a broad-based securities market index.
You may obtain updated performance information on the Portfolio’s website at www.abfunds.com (click on “Investments—Mutual Funds”).
The Portfolio’s past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.

Bar Chart
The annual returns in the bar chart are for the Portfolio’s Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through June 30, 2022, the year‑to‑date unannualized return for Class A shares was ‑9.37%.

During the period shown in the bar chart, the Portfolio’s:
Best Quarter was up 3.25%, 1st quarter, 2014; and Worst Quarter was down ‑4.03%, 2nd quarter, 2013.
Performance Table
Average Annual Total Returns
(For the periods ended December 31, 2021)

		1 Year	5 Years	10 Years
Class A*	Return Before Taxes	-0.59%	3.17%	3.06%
	Return After Taxes on Distributions	-0.61%	3.15%	3.01%
	Return After Taxes on Distributions and Sale of Portfolio Shares	0.45%	3.02%	2.98%
Class C	Return Before Taxes	0.74%	3.03%	2.63%
Advisor Class**	Return Before Taxes	2.67%	4.06%	3.64%
Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses or taxes)		1.52%	4.17%	3.72%

*	After‑tax Returns:

–	Are shown for Class A shares only and will vary for the other Classes of shares because these Classes have different expense ratios;

–
Are an estimate, which is based on the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; actual after‑tax returns depend on an individual investor’s tax situation and are likely to differ from those shown; and

–	Are not relevant to investors who hold Portfolio shares through tax‑deferred arrangements such as 401(k) plans or individual retirement accounts.

**
Inception date for Advisor Class shares: 7/25/2016. Performance information for period prior to the inception of Advisor Class shares is the performance of the Portfolio’s Class A shares adjusted to reflect the expenses of Advisor Class shares.

INVESTMENT ADVISER:
AllianceBernstein L.P. is the investment adviser for the Portfolio.
PORTFOLIO MANAGERS:
The following table lists the persons responsible for day‑to‑day management of the Portfolio’s portfolio:

Employee	Length of Service	Title
Daryl Clements	Since September 2022	Senior Vice President of the Adviser

Terrance T. Hults	Since 1995	Senior Vice President of the Adviser

Matthew J. Norton	Since 2016	Senior Vice President of the Adviser

Andrew D. Potter	Since 2018	Vice President of the Adviser
ADDITIONAL INFORMATION
For important information about the purchase and sale of Portfolio shares, tax information and financial intermediary compensation, please turn to ADDITIONAL INFORMATION ABOUT PURCHASE AND SALE OF PORTFOLIO SHARES, TAXES AND FINANCIAL INTERMEDIARIES, page 50 in this Prospectus.

ADDITIONAL INFORMATION ABOUT PURCHASE AND SALE OF PORTFOLIO SHARES, TAXES AND FINANCIAL INTERMEDIARIES

•	PURCHASE AND SALE OF PORTFOLIO SHARES
Purchase Minimums
The following table describes the initial and subsequent minimum purchase amounts for each class of shares, which are subject to waiver in certain circumstances.

	Initial	Subsequent
Class A/Class C shares, including traditional IRAs and Roth IRAs	$2,500	$50
Automatic Investment Program	None	$50 If initial investment is less than $2,500, then $200 monthly until account balance reaches $2,500
Advisor Class shares (only available to fee‑based programs or through other limited arrangements and certain commission-based brokerage arrangements)	None	None
Class A and Class Z shares are available at NAV, without an initial sales charge, to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans, and non‑qualified deferred compensation plans and, for Class Z shares, to persons participating in certain fee‑based programs sponsored by a financial intermediary, where in each case plan level or omnibus accounts are held on the books of the Portfolio.	None	None
You may sell (redeem) your shares each day the New York Stock Exchange (the “Exchange”) is open. You may sell your shares through your financial intermediary or by mail (AllianceBernstein Investor Services, Inc., P.O. Box 786003, San Antonio, TX 78278-6003) or telephone ((800) 221‑5672).

•	TAX INFORMATION
The Portfolios may make capital gains distributions, which may be taxable as ordinary income or capital gains, and income dividends. The Portfolios anticipate that substantially all of their income dividends will be exempt from regular federal income tax and, for Portfolios that invest in a named state, relevant state and local personal income taxes.

•	PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase shares of a Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS’ STRATEGIES, RISKS AND INVESTMENTS

This section of the Prospectus provides additional information about the Portfolios’ investment strategies, practices and related risks, including principal and non‑principal strategies and risks. This Prospectus does not describe all of a Portfolio’s investment practices that are non‑principal strategies or all of the related risks of such strategies; additional descriptions of each Portfolio’s risks and investments can be found in the Portfolios’ SAI.
ESG Integration. The Adviser integrates environmental, social and corporate governance (“ESG”) considerations into its research and investments analysis with the goal of maximizing return and considering risk within a Portfolio’s investment objective and strategies. Largely based on its own views and research, the Adviser analyzes the ESG practices of companies and issuers to identify potentially material ESG factors that can vary across companies and issuers. ESG considerations may include but are not limited to environmental impact, corporate governance and ethical business practices. ESG considerations may not be applicable to all types of instruments or investments.
Market Risk. The market value of a security may move up or down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. Global economies and financial markets are increasingly interconnected, which increases the probabilities that conditions in one country or region might adversely impact issuers in a different country or region. Conditions affecting the general economy, including interest rate levels and political, social, or economic instability at the local, regional, or global level may also affect the market value of a security. Health crises, such as pandemic and epidemic diseases, as well as other incidents that interrupt the expected course of events, such as natural disasters, including fires, earthquakes and flooding, war or civil disturbance, acts of terrorism, supply chain disruptions, power outages and other unforeseeable and external events, and the public response to or fear of such diseases or events, have had, and may in the future have, an adverse effect on a Portfolio’s investments and net asset value and can lead to increased market volatility. For example, the diseases or events themselves or any preventative or protective actions that governments may take in respect of such diseases or events may result in periods of business disruption, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for issuers of securities held by a Portfolio. The occurrence and pendency of such diseases or events could adversely affect the economies and financial markets either in specific countries or worldwide.
Municipal Securities. The two principal classifications of municipal securities are bonds and notes. Municipal bonds are intended to meet longer-term capital needs while municipal notes are intended to fulfill short-term capital needs. Municipal notes generally have original maturities not exceeding one year. Municipal notes include tax anticipation notes, revenue anticipation notes, bond anticipation notes, variable-rate demand obligations, and tax‑exempt commercial paper.
Municipal bonds are typically classified as “general obligation” or “revenue” or “special obligation” bonds. General obligation bonds are secured by the issuer’s pledge of its full faith, credit, and taxing power for the payment of principal and interest. Revenue or special obligation bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other tax, but not from general tax revenues. Each Portfolio may invest without limit in revenue bonds, which generally do not have the pledge of the credit of the issuer. The payment of the principal and interest on revenue bonds is dependent solely on the ability of the user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property financed as security for such payment. Each Portfolio may invest without limit its total assets in securities or obligations that are related in such a way that business or political developments or changes affecting one such security could also affect the others (for example, securities with interest that is paid from projects of a similar type).
The Portfolios may invest in municipal lease obligations. A municipal lease obligation is not backed by the full faith and credit of the issuing municipality, but is usually backed by the municipality’s pledge to make annual appropriations for lease payments. Thus, it is possible that a municipality will not appropriate money for lease payments. Additionally, some municipal lease obligations may allow for lease cancellation prior to the maturity date of the security. Municipal lease obligations may be less readily marketable than other municipal securities and some may be illiquid.
Current federal tax law distinguishes between municipal securities issued to finance certain private activities (“private activity bonds”) and other municipal securities. Private activity bonds, most of which are AMT‑Subject bonds and are also revenue bonds, include bonds issued to finance such projects as airports, housing projects, resource recovery programs, solid waste disposal facilities, and student loan programs. Bonds of certain sectors have special risks. For example, the healthcare industry can be affected by federal or state legislation, electric utilities are subject to governmental regulation, and private-activity bonds are not government-backed. Attempts to restructure the tax system may have adverse effects on the value of municipal securities or make them less attractive to investors relative to taxable treatments.
There have been some municipal issuers that have defaulted on obligations, been downgraded or commenced insolvency proceedings. For example, the COVID‑19 pandemic has significantly stressed the financial resources of many issuers of municipal securities, which could impair any such issuer’s ability to meet its financial obligations when due and adversely impact the value of its securities held by a Portfolio. As the full effects of the COVID‑19 pandemic on state and local economies and on issuers of municipal securities are still uncertain, the financial difficulties of issuers of municipal securities may worsen, adversely affecting the performance of a Portfolio.
The high tax‑free yields sought by the Portfolios are generally obtainable from medium-quality municipal securities rated A or Baa by Moody’s Investors Service (“Moody’s”), or A or BBB by S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or equivalent ratings by any other nationally recognized statistical rating organization (“NRSRO”). It is expected that normally no Portfolio, except the AB High Income Municipal Portfolio, will retain a municipal security downgraded below C by Moody’s or CCC by S&P or Fitch, or equivalent ratings by any other NRSRO, an unrated municipal security determined by the Adviser to have undergone similar credit quality deterioration, or a defaulted municipal security. The Adviser may, however, choose to retain such a security if it determines that doing so is in the best interests of a Portfolio and its shareholders; provided, however, that securities downgraded to below C by Moody’s or CCC by S&P or Fitch, or equivalent ratings by any other NRSRO, or defaulted municipal securities will at no time comprise more than 10% of the net assets of a Portfolio, except the AB High Income Municipal Portfolio.
Investment in Below Investment Grade Securities. A Portfolio may invest in below investment grade taxable and tax‑exempt securities. Investments in these securities may be subject to greater risk of loss of principal and interest than higher-rated securities. These securities are also generally considered to be subject to greater market risk than higher-rated securities. The capacity of issuers of these securities to pay interest and repay principal is more likely to weaken than is that of issuers of higher-rated securities in times of deteriorating economic conditions or rising interest rates. In addition, below investment grade securities may be more susceptible to real or perceived adverse economic conditions than investment grade securities.
The market for these securities may be thinner and less active than that for higher-rated securities, which can adversely affect the prices at which these securities can be sold. To the extent that there is no established secondary market for these securities, a Portfolio may experience difficulty in valuing such securities.
Unrated Securities. Unrated municipal securities may be purchased by a Portfolio when the Adviser believes that the financial condition of the issuers of such obligations or the protections afforded by their terms limit risk to a level comparable to that of rated securities that are consistent with the Portfolio’s investment policies.
Insured Securities. The Portfolios may purchase municipal securities that are insured as to the payment of principal and interest under policies issued by certain insurance companies. Historically, insured municipal securities typically received a higher credit rating, which meant that the issuer of the securities paid a lower interest rate. As a result of declines in the credit quality and associated downgrades of most fund insurers, insurance has less value than it did in the past. In general, the market now values insured municipal securities primarily based on the credit quality of the issuer of the security with little value given to the insurance feature. In purchasing such insured municipal securities, the Adviser currently evaluates the risk and return of municipal securities through its own research.
If an insurance company’s rating is downgraded or the company becomes insolvent, the prices of municipal securities insured by the insurance company may decline. As of the Portfolios’ fiscal years ended in 2022, the Portfolios’ percentage of total investments in insured bonds and the respective amounts of which are pre‑refunded bonds (bonds that are backed or secured by U.S. Treasury bonds) were as follows:

Portfolio	Insured Bonds	Pre‑Refunded Bonds
AB National Portfolio	5.08%	0.09%
AB High Income Portfolio	1.43	0.00
AB California Portfolio	4.21	0.53
AB Arizona Portfolio	0.33	0.00
AB Massachusetts Portfolio	5.86	0.00
AB Minnesota Portfolio	0.58	0.00
AB New Jersey Portfolio	18.78	3.94
AB New York Portfolio	0.83	0.00
AB Ohio Portfolio	2.21	0.00
AB Pennsylvania Portfolio	10.68	4.02
AB Virginia Portfolio	2.56	0.00
The Adviser believes that downgrades in insurance company ratings or insurance company insolvencies present limited risk to the Portfolios. The underlying credit quality of the issuers of the insured municipal securities (generally investment grade) reduces the risk of a significant reduction in the value of the insured municipal security.
Derivatives. Each Portfolio may, but is not required to, use derivatives for hedging or risk management purposes or as part of its investment strategies. Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. A Portfolio may use derivatives to earn income and enhance returns, to hedge or adjust the risk profile of its investments, to replace more traditional direct investments and to obtain exposure to otherwise inaccessible markets.
There are four principal types of derivatives—options, futures contracts, forwards and swaps—each of which is described below. Derivatives include listed and cleared transactions where a Portfolio’s derivative trade counterparty is an exchange or clearinghouse, and non‑cleared, bilateral “over‑the‑counter” transactions that are privately negotiated and where a Portfolio’s derivative trade counterparty is a financial institution. Exchange-traded or cleared derivatives transactions tend to be subject to less counterparty credit risk than those that are bilateral and privately negotiated.
A Portfolio’s use of derivatives may involve risks that are different from, or possibly greater than, the risks associated with investing directly in securities or other more traditional instruments. These risks include the risk that the value of a derivative instrument may not correlate perfectly, or at all, with the value of the assets, reference rates, or indices that they are designed to track. Other risks include the possible absence of a liquid secondary market for a particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to close out an unfavorable position and the risk that the counterparty will not perform its obligations. Certain derivatives may have a leverage component and involve leverage risk. Adverse changes in the value or level of the underlying asset, note or index can result in a loss substantially greater than the Portfolio’s investment (in some cases, the potential loss is unlimited).
The Portfolios’ investments in derivatives may include, but are not limited to, the following:

•
Forward Contracts. A forward contract is an agreement that obligates one party to buy, and the other party to sell, a specific quantity of an underlying commodity or other tangible asset for an agreed upon price at a future date. A forward contract generally is settled by physical delivery of the commodity or tangible asset to an agreed-upon location (rather than settled by cash) or is rolled forward into a new forward contract, or in the case of a non‑deliverable forward, by a cash payment at maturity.

•
Futures Contracts and Options on Futures Contracts. A futures contract is a standardized, exchange-traded agreement that obligates the buyer to buy and the seller to sell a specified quantity of an underlying asset (or settle for cash the value of a contract based on an underlying asset, rate, or index) at a specific price on the contract maturity date. Options on futures contracts are options that call for the delivery of futures contracts upon exercise. Futures contracts that a Portfolio may buy and sell may include futures contracts on municipal securities, U.S. Government securities and contracts based on any index of municipal securities, U.S. Government securities, or financial indices or reference rates.

•
Options. An option is an agreement that, for a premium payment or fee, gives the option holder (the buyer) the right but not the obligation to buy (a “call option”) or sell (a “put option”) the underlying asset (or settle for cash an amount based on an underlying asset, rate, or index) at a specified price (the exercise price) during a period of time or on a specified date. Investments in options are considered speculative. A Portfolio may lose the premium paid for them if the price of the underlying security or other asset decreased or remained the same (in the case of a call option) or increased or remained the same (in the case of a put option). If a put or call option purchased by a Portfolio were permitted to expire without being sold or exercised, its premium would represent a loss to the Portfolio. The Portfolios’ investments in options include the following:

–
Options on Securities. In an effort to increase current income and to reduce fluctuations in NAV, the Portfolios may write covered or uncovered put and call options and purchase put and call options on municipal securities, U.S. Government securities and financial indices or reference rates. The Portfolios may also enter into options on the yield “spread” or yield differential between two securities. In contrast to other types of options, this option is based on the difference between the yields of designated securities, futures contracts or other instruments. In addition, the Portfolios may write covered straddles. A straddle is a combination of a call and a put written on the same underlying security. In purchasing an option on securities, a Portfolio would be in a position to realize a gain if, during the option period, the price of the underlying securities increased (in the case of a call) or decreased (in the case of a put) by an amount in excess of the premium paid; otherwise the Portfolio would experience a loss not greater than the premium paid for the option. Thus, a Portfolio would realize a loss if the price of the underlying security declined or remained the same (in the case of a call) or increased or remained the same (in the case of a put) or otherwise did not increase (in the case of a put) or decrease (in the case of a call) by more than the amount of the premium. If a put or call option purchased by a Portfolio were permitted to expire without being sold or exercised, its premium would represent a loss to the Portfolio.

A Portfolio that purchases or writes privately negotiated options on securities will effect such transactions only with investment dealers and other financial institutions (such as commercial banks or savings and loan institutions) deemed creditworthy by the Adviser. The Adviser has adopted procedures for monitoring the creditworthiness of such counterparties.

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Options on Municipal and U.S. Government Securities Indices. An option on a securities index is similar to an option on a security except that, rather than taking or making delivery of a security at a specified price, an option on a securities index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the chosen index is greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option.

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Swap Transactions. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals (payment dates) based upon or calculated by reference to changes in specified prices or rates (e.g., interest rates in the case of interest rate swaps) for a specified amount of an underlying asset (the “notional” principal amount). Generally, the notional principal amount is used solely to calculate the payment stream, but is not exchanged. Most swaps are entered into on a net basis (i.e., the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments). Certain standardized swaps, including certain interest rate swaps and credit default swaps, are subject to mandatory central clearing and are required to be executed through a regulated swap execution facility. Cleared swaps are transacted through futures commission merchants (“FCMs”) that are members of central clearinghouses with the clearinghouse serving as central counterparty, similar to transactions in futures contracts. Portfolios post initial and variation margin to support their obligations under cleared swaps by making payments to their clearing member FCMs. Central clearing is intended to reduce counterparty credit risks and increase liquidity, but central clearing does not make swap transactions risk free. The Securities and Exchange Commission (the “SEC”) may adopt similar clearing and execution requirements in respect of certain security-based swaps under its jurisdiction. Privately negotiated swap agreements are two‑party contracts entered into primarily by institutional investors and are not cleared through a third party, nor are these required to be executed on a regulated swap execution facility. Payments received by a Portfolio from swap agreements will result in taxable income, either as ordinary income or capital gains, rather than tax‑exempt income, which will increase the amount of taxable distributions received by shareholders.

The Portfolios’ investments in swap transactions include the following:

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Interest Rate Swaps, Swaptions, Caps and Floors. Interest rate swaps involve the exchange by a Portfolio with another party of payments calculated by reference to specified interest rates (e.g., an exchange of floating-rate payments for fixed-rate payments). Unless there is a counterparty default, the risk of loss to the Portfolio from interest rate swap transactions is limited to the net amount of interest payments that the Portfolio is contractually obligated to make. If the counterparty to an interest rate swap transaction defaults, the Portfolio’s risk of loss consists of the net amount of interest payments that the Portfolio contractually is entitled to receive.

An option on a swap agreement, also called a “swaption”, is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based “premium”. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate, or index. A payer swaption gives the owner the right to pay the total return of a specified asset, reference rate, or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties.
The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a contractually-based principal amount from the party selling the interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on an agreed principal amount from the party selling the interest rate floor. It may be more difficult for a Portfolio to trade or close out interest rate caps and floors in comparison to other types of swaps.
There is no limit on the amount of interest rate transactions that may be entered into by a Portfolio. The value of these transactions will fluctuate based on changes in interest rates.
Interest rate swap, swaption, cap or floor transactions may be used in an effort to preserve a return or spread on a particular investment or portion of a Portfolio’s portfolio or to protect against an increase in the price of securities the Portfolio anticipates purchasing at a later date. Interest rate swaps may also be used to leverage a Portfolio’s investments by creating positions that are functionally similar to purchasing a municipal or other fixed-income security but may only require payments to a swap counterparty under certain circumstances and allow the Portfolio to efficiently increase (or decrease) its duration and income.

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Inflation (CPI) Swaps. Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index (the Consumer Price Index with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swap agreements may be used to protect the NAV of a Portfolio against an unexpected change in the rate of inflation measured by an inflation index since the value of these agreements may be expected to increase if inflation increases. A Portfolio will enter into inflation swaps on a net basis. The values of inflation swap agreements are expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of an inflation swap agreement.

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Credit Default Swap Agreements. The “buyer” in a credit default swap contract is obligated to pay the “seller” a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. Generally, a credit event means bankruptcy, failure to pay, obligation acceleration or restructuring. A Portfolio may be either the buyer or seller in the transaction. As a seller, a Portfolio receives a fixed rate of income throughout the term of the contract, which typically is between one month and ten years, provided that no credit event occurs. If a credit event occurs, a Portfolio, as seller, typically must pay the contingent payment to the buyer, which will be either (i) the “par value” (face amount) of the reference obligation in which case the Portfolio will receive the reference obligation in return or (ii) an amount equal to the difference between the face amount and the current market value of the reference obligation. As a buyer, if a credit event occurs, the Portfolio would be the receiver of such contingent payments, either delivering the reference obligation in exchange for the full notional (face) value of a reference obligation that may have little or no value, or receiving a payment equal to the difference between the face amount and the current market value of the obligation. The current market value of the reference obligation is typically determined via an auction process sponsored by the International Swaps and Derivatives Association, Inc. The periodic payments previously received by the Portfolio, coupled with the value of any reference obligation received, may be less than the full amount it pays to the buyer, resulting in a loss to the Portfolio. If the reference obligation is a defaulted security, physical delivery of the security will cause a Portfolio to hold a defaulted security. If a Portfolio is a buyer and no credit event occurs, the Portfolio will lose its periodic stream of payments over the term of the contract. However, if a credit event occurs, the buyer typically receives full notional value for a reference obligation that may have little or no value.

Credit default swaps may involve greater risks than if a Portfolio had invested in the reference obligation directly. Credit default swaps are subject to general market risk and credit risk, and may be illiquid.
Forward Commitments. Each Portfolio may purchase or sell municipal securities on a forward commitment basis. Forward commitments for the purchase or sale of securities may include purchases on a “when-issued” basis or purchases or sales on a “delayed delivery” basis. In some cases, a forward commitment may be conditioned upon the occurrence of a subsequent event, such as approval and consummation of a merger, corporate reorganization or debt restructuring or approval of a proposed financing by appropriate authorities (i.e., a “when, as and if issued” trade).
When forward commitments with respect to fixed-income securities are negotiated, the price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but payment for and delivery of the securities take place at a later date. Securities purchased or sold under a forward commitment are subject to market fluctuation, and no interest or dividends accrue to the purchaser prior to the settlement date. There is a risk of loss if the value of either a purchased security declines before the settlement date or the security sold increases before the settlement date. The use of forward commitments helps a Portfolio to protect against anticipated changes in interest rates and prices.
Illiquid Securities. Each Portfolio limits its investments in illiquid securities to 15% of its net assets. Under Rule 22e‑4 under the Investment Company Act of 1940 (the “1940 Act”), the term “illiquid securities” means any security or investment that a Portfolio reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment.
A Portfolio that invests in illiquid securities may not be able to sell such securities and may not be able to realize their full value upon sale. Restricted securities (securities subject to legal or contractual restrictions on resale) may be illiquid. Some restricted securities (such as securities issued pursuant to Rule 144A under the Securities Act of 1933 (“Rule 144A Securities”) or certain commercial paper) may be more difficult to trade than other types of securities.
Investments in Exchange Traded Funds and Other Investment Companies. Each of the Portfolios may invest in shares of exchange-traded funds (“ETFs”), subject to the restrictions and limitations of the 1940 Act, or any applicable rules, exemptive orders or regulatory guidance thereunder. ETFs are pooled investment vehicles that seek to track the performance of a specific index or implement actively-managed investment strategies. Index ETFs will not track their underlying indices precisely since the ETFs have expenses and may need to hold a portion of their assets in cash, unlike the underlying indices, and the ETFs may not invest in all of the securities in the underlying indices in the same proportion as the indices for varying reasons. A Portfolio will incur transaction costs when buying and selling ETF shares, and indirectly bear the expenses of the ETFs. In addition, the market value of an ETF’s shares, which is based on supply and demand in the market for the ETF’s shares, may differ from its NAV. Accordingly, there may be times when an ETF’s shares trade at a discount or premium to its NAV.
Each Portfolio may also invest in investment companies other than ETFs, as permitted by the 1940 Act or the rules and regulations or exemptive orders thereunder. As with ETF investments, if the Portfolio acquires shares in other investment companies, shareholders would bear, indirectly, the expenses of such investment companies (which may include management and advisory fees), which to the extent not waived or reimbursed, would be in addition to the Portfolio’s expenses. The Portfolios intend to invest uninvested cash balances in an affiliated money market fund as permitted by Rule 12d1‑1 under the 1940 Act. A Portfolio’s investment in other investment companies, including ETFs, subjects the Portfolio indirectly to the underlying risks of those investment companies.
LIBOR Transition and Associated Risk. A Portfolio may be exposed to debt securities, derivatives or other financial instruments that utilize the London Interbank Offered Rate, or “LIBOR,” as a “benchmark” or “reference rate” for various interest rate calculations. In 2017, the United Kingdom Financial Conduct Authority (“FCA”), which regulates LIBOR, announced a desire to phase out the use of LIBOR by the end of 2021. The FCA and LIBOR’s administrator, ICE Benchmark Administration, have since announced that most LIBOR settings (which reflect LIBOR rates quoted in different currencies over various time periods) will no longer be published after the end of 2021 but that the most widely used U.S. Dollar LIBOR settings will continue to be published until June 30, 2023. However, banks were strongly encouraged to cease entering into agreements with counterparties referencing LIBOR by the end of 2021. It is possible that a subset of LIBOR settings will be published after these dates on a “synthetic” basis, but any such publications would be considered non‑representative of the underlying market. Since 2018 the Federal Reserve Bank of New York has published the secured overnight funding rate (referred to as SOFR), which is intended to replace U.S. Dollar LIBOR. SOFR is a broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities in the repurchase agreement (repo) market and has been used increasingly on a voluntary basis in new instruments and transactions. In addition, on March 15, 2022, the Adjustable Interest Rate Act was signed into law. This law provides a statutory fallback mechanism to replace LIBOR with a benchmark rate that is selected by the Federal Reserve Board and based on SOFR for certain contracts that reference LIBOR without adequate fallback provisions. The Federal Reserve Board has proposed but not yet adopted regulations implementing the law.
The elimination of LIBOR or changes to other reference rates or any other changes or reforms to the determination or supervision of reference rates could have an adverse impact on the market for, or value of, any securities or payments linked to those reference rates, which may adversely affect a Portfolio’s performance and/or net asset value. Uncertainty and risk also remain regarding the willingness and ability of issuers and lenders to include revised provisions in new and existing contracts or instruments. Consequently, the transition from LIBOR to other reference rates may lead to increased volatility and illiquidity in markets that are tied to LIBOR, fluctuations in values of LIBOR-related investments or investments in issuers that utilize LIBOR, increased difficulty in borrowing or refinancing and diminished effectiveness of hedging strategies, potentially adversely affecting a Portfolio’s performance. Furthermore, the risks associated with the expected discontinuation of LIBOR and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. Neither the effect of the LIBOR transition process nor its ultimate success can yet be known.
Mortgage-Related, Other Asset-Backed Securities and Structured Securities. A Portfolio may invest in mortgage-related securities. Mortgage-related securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in or are secured by and payable from mortgage loans on real property. These securities may be issued or guaranteed by the U.S. Government or one of its sponsored entities or may be issued by private organizations.
Investments in mortgage-related and other asset-backed securities are subject to certain additional risks. The value of these securities may be particularly sensitive to changes in interest rates. These risks include “extension risk”, which is the risk that, in periods of rising interest rates, issuers may delay the payment of principal, and “prepayment risk”, which is the risk that in periods of falling interest rates, issuers may pay principal sooner than expected, exposing the Portfolio to a lower rate of return upon reinvestment of principal. Mortgage-backed securities offered by nongovernmental issuers and other asset-backed securities may be subject to other risks, such as higher rates of default in the mortgages or assets backing the securities or risks associated with the nature and servicing of mortgages or assets backing the securities.
One type of SMBS has one class receiving all of the interest from the mortgage assets (the interest-only, or “IO” class), while the other class will receive all of the principal (the principal-only, or “PO” class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the Portfolio’s yield to maturity from these securities.
Preferred Stock. Each Portfolio may invest in preferred stock. Preferred stock is a class of capital stock that typically pays dividends at a specified rate. Preferred stock is generally senior to common stock, but is subordinated to any debt the issuer has outstanding. Accordingly, preferred stock dividends are not paid until all debt obligations are first met. Preferred stock may be subject to more fluctuations in market value, due to changes in market participants’ perceptions of the issuer’s ability to continue to pay dividends, than debt of the same issuer.
Repurchase Agreements and Buy/Sell Back Transactions. A Portfolio may enter into repurchase agreements. In a repurchase agreement transaction the Portfolio buys a security and simultaneously agrees to sell it back to the counterparty at a specified price in the future. However, a repurchase agreement is economically similar to a secured loan, in that the Portfolio lends cash to a counterparty for a specific term, normally a day or a few days, and is given acceptable collateral (the purchased securities) to hold in case the counterparty does not repay the loan. The difference between the purchase price and the repurchase price of the securities reflects an agreed-upon “interest rate”. Given that the price at which the Portfolio will sell the collateral back is specified in advance, the Portfolio is not exposed to price movements on the collateral unless the counterparty defaults. If the counterparty defaults on its obligation to buy back the securities at the maturity date and the liquidation value of the collateral is less than the outstanding loan amount, the Portfolio would suffer a loss. In order to further mitigate any potential credit exposure to the counterparty, if the value of the securities falls below a specified level that is linked to the loan amount during the life of the agreement, the counterparty must provide additional collateral to support the loan.
A Portfolio may enter into buy/sell back transactions, which are similar to repurchase agreements. In this type of transaction, a Portfolio enters a trade to buy securities at one price and simultaneously enters a trade to sell the same securities at another price on a specified date. Similar to a repurchase agreement, the repurchase price is higher than the sale price and reflects current interest rates. Unlike a repurchase agreement, however, the buy/sell back transaction is considered two separate transactions.
Short Sales. A Portfolio may make short sales as a part of overall portfolio management or to offset a potential decline in the value of a security. A short sale involves the sale of a security that a Portfolio does not own, or if the Portfolio owns the security, is not to be delivered upon consummation of the sale. When the Portfolio makes a short sale of a security that it does not own, it must borrow from a broker-dealer the security sold short and deliver the security to the broker-dealer upon conclusion of the short sale.
If the price of the security sold short increases between the time of the short sale and the time a Portfolio replaces the borrowed security, the Portfolio will incur a loss; conversely, if the price declines, the Portfolio will realize a short-term capital gain. The potential for the price of a fixed-income security sold short to rise is a function of both the remaining maturity of the obligation, its creditworthiness and its yield. Unlike short sales of equities or other instruments, potential for the price of a fixed-income security to rise may be limited due to the fact that the security will be no more than par at maturity. However, the short sale of other instruments or securities generally, including fixed-income securities convertible into equities or other instruments, a fixed-income security trading at a deep discount from par or that pays a coupon that is high in relative and/or absolute terms, or that is denominated in a currency other than the U.S. Dollar, involves the possibility of a theoretically unlimited loss since there is a theoretically unlimited potential for the market price of the security sold short to increase.
Structured Products. A Portfolio may invest in certain hybrid derivatives-type instruments that combine features of a stock or bond with those of, for example, a futures contract or an option. These instruments include structured notes and indexed securities, commodity-linked notes, commodity index-linked notes and credit-linked securities. The performance of the structured product, which is generally a fixed-income security, is tied (positively or negatively) to the price or prices of an unrelated reference indicator such as a security or basket of securities, currencies, commodities, a securities or commodities index or a credit default swap or other kinds of swaps. The structured product may not pay interest or protect the principal invested. The structured product or its interest rate may be a multiple of the reference indicator and, as a result, may be leveraged and move (up or down) more rapidly than the reference indicator. Investments in structured products may provide a more efficient and less expensive means of obtaining exposure to underlying securities, commodities or other derivatives, but may potentially be more volatile and carry greater trading and market risk than investments in traditional securities. The purchase of a structured product also exposes a Portfolio to the credit risk of the issuer of the structured product.
Structured notes are derivative debt instruments. The interest rate or principal of these notes is determined by reference to an unrelated indicator (for example, a currency, security, or index thereof) unlike a typical note where the borrower agrees to make fixed or floating interest payments and to pay a fixed sum at maturity. Indexed securities may include structured notes as well as securities other than debt securities, the interest or principal of which is determined by an unrelated indicator.
A Portfolio may also invest in certain hybrid derivatives-type instruments that combine features of a traditional bond with those of certain derivatives such as a credit default swap, an interest rate swap or other securities. These instruments include credit-linked securities. The issuers of these securities frequently are limited purpose trusts or other special purpose vehicles that invest in a derivative instrument or basket of derivative instruments in order to provide exposure to certain fixed-income markets. For instance, a Portfolio may invest in credit-linked securities as a cash management tool to gain exposure to a certain market or to remain fully invested when more traditional income-producing securities are not available. The performance of the structured product, which is generally a fixed-income security, is linked to the receipt of payments from the counterparties to the derivative instruments or other securities. A Portfolio’s investments in credit-linked securities are indirectly subject to the risks associated with derivative instruments, including, among others, credit risk, default risk, counterparty risk, interest rate risk and leverage risk. These securities are generally structured as Rule 144A Securities so that they may be freely traded among institutional buyers. However, changes in the market for credit-linked securities or the availability of willing buyers may result in reduced liquidity for the securities.
Tender Option Bond (“TOB”) Transactions. A Portfolio, including, in particular, the AB High Income Municipal Portfolio, may enter into and has, from time to time, entered into TOB transactions in which a Portfolio transfers one or more municipal securities into a special purpose entity (the “Trust”). The Portfolio receives cash and a residual interest security (sometimes referred to as “inverse floaters”) issued by the Trust in return. The Trust simultaneously issues securities that pay an interest rate that is reset each week based on an index of high-grade short-term demand notes. These securities (sometimes referred to as “floaters”) are bought by third parties, including tax‑exempt money market funds, and can be tendered by these holders to a liquidity provider at par, unless certain events occur. The floaters typically have first priority on the cash flow from the underlying municipal securities held by the Trust, and the remaining cash flow, less certain expenses, is paid to holders of the inverse floaters. The interest rate payable on the inverse floaters bears an inverse relationship to the interest rate on the floaters. Under certain circumstances, the Trust may be terminated or collapsed, either by the Portfolio or upon the occurrence of certain events, such as a downgrade in the credit quality of the underlying municipal securities or in the event holders of the floaters tender their securities to the liquidity provider. The Portfolio continues to earn all the interest from the transferred municipal securities less the amount of interest paid on the floaters and the expenses of the Trust, which may include payments to the trustee and the liquidity provider and organizational costs. The Portfolio receives cash proceeds from the Trust’s sale of the floaters as consideration for the transferred municipal securities and uses the cash proceeds for investment purposes (e.g., the purchase of longer-term municipal securities), which involves leverage risk.

To the extent that a Portfolio, rather than a third-party bank or financial institution, serves as the sponsor of a TOB trust, the Portfolio’s duties and responsibilities under such an arrangement may give rise to certain risks including compliance, securities laws and operational risks. Investments in TOBs may be limited by applicable requirements of the 1940 Act.
For a discussion of the leverage risks of TOBs, see “Borrowing and Leverage” below.
Variable, Floating and Inverse Floating-Rate Instruments. Variable and floating-rate securities pay interest at rates that are adjusted periodically according to a specified formula. A “variable” interest rate adjusts at predetermined intervals (e.g., daily, weekly, or monthly), while a “floating” interest rate adjusts whenever a specified benchmark rate (such as the bank prime lending rate) changes.
The Portfolios may invest in inverse floating-rate instruments (“inverse floaters”). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floater may have greater volatility in market value in that, during periods of rising interest rates, the market values of inverse floaters will tend to decrease more rapidly than those of fixed-rate securities.
Zero-Coupon Securities. Zero-coupon securities are debt securities that have been issued without interest coupons or stripped of their unmatured interest coupons, and include receipts or certificates representing interests in such stripped debt obligations and coupons. Such a security pays no interest to its holder during its life. Its value to an investor consists of the difference between its face value at the time of maturity and the price for which it was acquired, which is generally an amount significantly less than its face value. Such securities usually trade at a deep discount from their face or par value and are subject to greater fluctuations in market value in response to changing interest rates than debt obligations of comparable maturities and credit quality that make current distributions of interest. On the other hand, because there are no periodic interest payments to be reinvested prior to maturity, these securities eliminate reinvestment risk and “lock in” a rate of return to maturity.
Borrowings and Leverage. A Portfolio may use borrowings for investment purposes subject to its investment policies and procedures and to applicable regulatory requirements. Borrowings by a Portfolio result in leveraging of the Portfolio’s shares. Likewise, a Portfolio’s use of certain derivatives may effectively leverage the Portfolio’s portfolio. A Portfolio may use leverage for investment purposes by entering into transactions such as TOB transactions and certain derivatives. This means that the Portfolio uses cash made available during the term of these transactions to make other investments.
Utilization of leverage, which is usually considered speculative, involves certain risks to the Portfolios’ shareholders. These include a higher volatility of the NAV of a Portfolio’s shares and the relatively greater effect of changes in the value of the Portfolio’s assets on its NAV. In the case of borrowings for investment purposes, so long as a Portfolio is able to realize a net return on the portion of its investment portfolio resulting from leverage that is higher than the interest expense paid on borrowings, the effect of such leverage will be to cause the Portfolio’s shareholders to realize a higher net return than if the Portfolio were not leveraged. With respect to a Portfolio’s use of certain derivatives that result in leverage of a Portfolio’s shares, if the Portfolio is able to realize a net return on its investments that is higher than the costs of the leveraged transaction, the effect of such leverage will be to cause the Portfolio to realize a higher net return than if the Portfolio were not leveraged. If the interest expense on borrowings or other costs of the leverage approach the net return on the Portfolio’s investment portfolio or investments made through leverage, as applicable, the benefit of leverage to the Portfolio’s shareholders will be reduced. If the interest expense on borrowings or other costs of leverage were to exceed the net return to the Portfolio, the Portfolio’s use of leverage would result in a lower rate of net return than if the Portfolio were not leveraged. Similarly, the effect of leverage in a declining market would normally be a greater decrease in NAV than if the Portfolio were not leveraged.
During periods of rising short-term interest rates, the interest paid on floaters in TOBs would increase, which may adversely affect a Portfolio’s net return. If rising short-term rates coincide with a period of rising long-term rates, the value of securities with longer-term maturities purchased with the proceeds of leverage would decline, adversely affecting the Portfolio’s NAV. In certain circumstances, adverse changes in interest rates or other events could cause a TOB trust to terminate or collapse, potentially requiring a Portfolio to liquidate the longer-term securities at unfavorable prices to meet the Trust’s outstanding obligations.
The SEC has adopted Rule 18f‑4 under the 1940 Act, which imposes limits on the amount of derivatives and certain other forms of leverage into which a fund can enter. Rule 18f‑4, among other things, permits a fund to treat TOBs (and other similar financing transactions) either as borrowings (subject to asset coverage requirements under the 1940 Act) or as “derivatives transactions” subject to certain risk-based limits of Rule 18f‑4.
Management Risk—Quantitative Models. The Adviser may use investment techniques that incorporate, or rely upon, quantitative models. These models may not work as intended and may not enable the Portfolio to achieve its investment objective. In addition, certain models may be constructed using data from external providers, and these inputs may be incorrect or incomplete, thus potentially limiting the effectiveness of the models. Finally, the Adviser may change, enhance and update its models and its usage of existing models at its discretion.
Future Developments. A Portfolio may take advantage of other investment practices that are not currently contemplated for use by the Portfolio, or are not available but may yet be developed, to the extent such investment practices are consistent with the Portfolio’s investment objective and legally permissible for the Portfolio. Such investment practices, if they arise, may involve risks that exceed those involved in the activities described above.
Changes in Investment Objectives and Policies. Each Portfolio’s Board of Directors/Trustees (the “Board”) may change the Portfolio’s investment objective without shareholder approval. A Portfolio will provide shareholders with 60 days’ prior written notice of any change to the Portfolio’s investment objective. All of the Portfolios have a fundamental policy to invest at least 80% of their net assets in municipal securities. The Portfolios will not change this policy without shareholder approval. Unless otherwise noted, all other investment policies of the Portfolios may be changed without shareholder approval.
Temporary Defensive Position. For temporary defensive purposes to attempt to respond to adverse market, economic, political, or other conditions, each Portfolio may invest without limit in other municipal securities that are in all other respects consistent with the Portfolio’s investment policies. For temporary defensive purposes, all of the Portfolios may invest without limit in high-quality municipal notes or variable-rate demand obligations, or in taxable cash equivalents. While the Portfolios are investing for temporary defensive purposes, they may not achieve their investment objective.
Portfolio Holdings. A description of the Portfolios’ policies and procedures with respect to the disclosure of the Portfolios’ portfolio securities is available in the Portfolios’ SAI.
Cyber Security Risk. As the use of the Internet and other technologies has become more prevalent in the course of business, the Portfolios and their service providers, including the Adviser, have become more susceptible to operational and financial risks associated with cyber security. Cyber security incidents can result from deliberate attacks such as gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption, or from unintentional events, such as the inadvertent release of confidential information. Cyber security failures or breaches of a Portfolio or its service providers or the issuers of securities in which the Portfolio invests have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of Portfolio shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs. While measures have been developed which are designed to reduce the risks associated with cyber security incidents, there can be no assurance that those measures will be effective, particularly since a Portfolio does not control the cyber security defenses or plans of its service providers, financial intermediaries and companies with which those entities do business and companies in which the Portfolio invests.
Cyber security incidents, both intentional and unintentional, may allow an unauthorized party to gain access to Portfolio or shareholder assets, Portfolio or customer data (including private shareholder information), or proprietary information, or cause the Portfolios, the Adviser, and/or the Portfolios’ service providers (including, but not limited to, fund accountants, custodians, sub‑custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or lose operational functionality, or prevent Portfolio shareholders from purchasing, redeeming, or exchanging shares or receiving distributions. The Portfolios and the Adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers. Cyber security incidents may result in financial losses to the Portfolios and their shareholders, and substantial costs may be incurred in seeking to prevent or minimize future cyber security incidents.

INVESTING IN THE PORTFOLIOS

This section discusses how to buy, sell or redeem, or exchange different classes of shares in a Portfolio that are offered through this Prospectus. The Portfolios offer two classes of shares through this Prospectus, except for AB High Income Municipal Portfolio, which offers four classes of shares through this Prospectus, and AB National Portfolio, AB California Portfolio, AB Arizona Portfolio, AB Massachusetts Portfolio, AB New York Portfolio and AB Virginia Portfolio, which offer three classes of shares through this Prospectus.
Each share class represents an investment in the same portfolio of securities, but the classes may have different sales charges and bear different ongoing distribution expenses. For additional information on the differences between the different classes of shares and factors to consider when choosing among them, please see “The Different Share Class Expenses” and “Choosing a Share Class” below. Only Class A shares offer Quantity Discounts on sales charges, as described below.
To effect an order for the purchase, exchange or redemption of a Portfolio’s shares, the Portfolio must receive the order in “proper form.” Proper form generally means that your instructions:

•	Are signed and dated by the person(s) authorized in accordance with the Portfolio’s policies and procedures to access the account and request transactions;

•	Include the fund and account number; and

•	Include the amount of the transaction (stated in dollars, shares, or percentage).
Written instructions also must include:

•
Medallion signature guarantees or notarized signatures, if required for the type of transaction. (Requirements are detailed on AllianceBernstein Investor Services, Inc., or ABIS, service forms; Please contact ABIS with any questions)

•	Any supporting documentation that may be required.
The Portfolios reserve the right, without notice, to revise the requirements for proper form.
HOW TO BUY SHARES
The purchase of a Portfolio’s shares is priced at the next-determined NAV after your order is received in proper form by ABIS.
Class A and Class C Shares – Shares Available to Retail Investors
You may purchase a Portfolio’s Class A or Class C shares through financial intermediaries, such as broker-dealers or banks. You also may purchase shares directly from the Portfolios’ principal underwriter, AllianceBernstein Investments, Inc., or ABI, if you are (i) an initial investor and the Portfolio has received and accepted a completed Mutual Fund Application identifying a financial intermediary with which ABI has an agreement; (ii) an existing Portfolio shareholder with an account held directly with a Portfolio; or (iii) an employee of the Adviser or any of its affiliates. These purchases may be subject to an initial sales charge, an asset-based sales charge or CDSC, as described below.

Purchase Minimums and Maximums
Minimums:*

—Initial:	$2,500
—Subsequent:	$50

*
Purchase minimums may not apply to some accounts established in connection with the Automatic Investment Program and to some retirement-related investment programs. These investment minimums also do not apply to persons participating in a fee‑based program or “Mutual Fund Only” brokerage program which is sponsored and maintained by a registered broker-dealer or other financial intermediary with omnibus account or “network level” account arrangements with the Portfolio.

Maximums:

—Class A shares	None
—Class C shares	$500,000
Class Z Shares – Shares Available to Persons Participating in Certain Fee‑Based Programs
Class Z shares are available to persons in certain fee‑based programs sponsored and maintained by registered broker-dealers or other financial intermediaries with omnibus account arrangements with the Portfolio. Only the AB High Income Municipal Portfolio offers Class Z shares.
Other Purchase Information
Your broker or financial intermediary must receive your purchase request by the Portfolio Closing Time, which is the close of regular trading on any day the Exchange is open (ordinarily 4:00 p.m., Eastern time, but sometimes earlier, as in the case of scheduled half‑day trading or unscheduled suspensions of trading), for you to receive the next-determined NAV, less any applicable initial sales charge.
If you are an existing Portfolio shareholder and you have completed the appropriate section of the Mutual Fund Application, you may purchase additional shares by telephone with payment by electronic funds transfer in amounts not exceeding $500,000. AllianceBernstein Investor Services, Inc., or ABIS, must receive and confirm telephone requests before the Portfolio Closing Time to receive that day’s public offering price. Call (800) 221‑5672 to arrange a transfer from your bank account.
Shares of the Portfolios are generally available for purchase in the United States, Puerto Rico, Guam, American Samoa and the U.S. Virgin Islands. Except to the extent otherwise permitted by a Portfolio, the Portfolios will only accept purchase orders directly from U.S. citizens with a U.S. address (including an APO or FPO address) or resident aliens with a U.S. address (including an APO or FPO address) and a U.S. taxpayer identification number (i.e., W‑9 tax status). Subject to the requirements of local law applicable to the offering of Portfolio shares, U.S. citizens (i.e., W‑9 tax status) residing in foreign countries are permitted to purchase shares of the Portfolios through their accounts at U.S. registered broker-dealers and other similar U.S. financial intermediaries, provided the broker-dealer or intermediary has an agreement with the Portfolios’ distributor permitting it to accept orders for the purchase and sale of Portfolio shares.
The Portfolios will not accept purchase orders (including orders for the purchase of additional shares) from foreign persons or entities or from resident aliens who, to the knowledge of a Portfolio, have reverted to non‑resident status (e.g., a resident alien who has a non‑U.S. address at time of purchase).
Retirement Plans, Tax‑Deferred Accounts and Employee Benefit Plans
Special eligibility rules apply to these types of investments. Although the Portfolios offer their shares to various types of tax‑deferred accounts as described below, investments in the Portfolios may not be appropriate for tax‑deferred accounts because the Portfolios’ returns consist primarily of tax‑exempt interest income. Except as indicated, there are no investment minimums for the plans listed below. Class A shares are available to:

•	traditional and Roth IRAs (the minimums listed in the table above apply);

•	SEPs, SAR‑SEPs, SIMPLE IRAs, and individual 403(b) plans;

•
all 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans, and non‑qualified deferred compensation plans where plan level or omnibus accounts are held on the books of the Portfolio (“group retirement plans”) with assets of $1,000,000 or more;

•	AllianceBernstein-sponsored Coverdell Education Savings Accounts ($2,000 initial investment minimum, $150 Automatic Investment Program monthly minimum);

•	AllianceBernstein-sponsored group retirement plans;

•	AllianceBernstein Link, AllianceBernstein Individual 401(k), and AllianceBernstein SIMPLE IRA plans with at least $250,000 in plan assets and 100 employees; and

•	certain defined contribution retirement plans that do not have plan level or omnibus accounts on the books of a Portfolio.
Class C shares are available to AllianceBernstein Link, AllianceBernstein Individual 401(k), and AllianceBernstein SIMPLE IRA plans with less than $250,000 in plan assets and 100 employees and to group retirement plans.
IRA custodians, plan sponsors, plan fiduciaries and other intermediaries may establish their own eligibility requirements as to the purchase, sale or exchange of Portfolio shares, including minimum and maximum investment requirements.
Advisor Class Shares
You may purchase Advisor Class shares through your financial advisor at NAV. Only the AB National Portfolio, AB High Income Municipal Portfolio, AB California Portfolio, AB Arizona Portfolio, AB Massachusetts Portfolio, AB New York Portfolio and AB Virginia Portfolio offer Advisor Class shares. Advisor Class shares may be purchased and held solely:

•	through accounts established under a fee‑based program, sponsored and maintained by a registered broker-dealer or other financial intermediary and approved by ABI;

•	through a defined contribution employee benefit plan (e.g., a 401(k) plan) that purchases shares directly without the involvement of a financial intermediary; and

•	by investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Portfolios.
Advisor Class shares may also be available on brokerage platforms of firms that have agreements with ABI to offer such shares when acting solely on an agency basis for the purchase or sale of such shares. If you transact in Advisor Class shares through one of these programs, you may be required to pay a commission and/or other forms of compensation to the broker. Shares of a Portfolio are available in other share classes that have different fees and expenses.
The Portfolios’ SAI has more information about who may purchase and hold Advisor Class shares.
Class Z Shares – Shares Available to Group Retirement Plans
Class Z shares are available at NAV, without an initial sales charge, to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans, and non‑qualified deferred compensation plans where plan level or omnibus accounts are held on the books of the Portfolio (“group retirement plans”). Class Z shares are also available to certain institutional clients of the Adviser that invest at least $2,000,000 in the Portfolio and certain AllianceBernstein-sponsored group retirement plans. Class Z shares generally are not available to retail non‑retirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR‑SEPs, SIMPLE IRAs and individual 403(b) plans.
Required Information
A Portfolio is required by law to obtain, verify and record certain personal information from you or persons authorized to act on your behalf in order to establish an account. Required information includes name, date of birth, physical address and taxpayer identification number (for most investors, your social security number). A Portfolio may also ask to see other identifying documents. If you do not provide the information, the Portfolio will not be able to open your account. If a Portfolio is unable to verify your identity, or that of another person(s) authorized to act on your behalf, or, if the Portfolio believes it has identified potentially criminal activity, the Portfolio reserves the right to take action it deems appropriate or as required by law, which may include closing your account. If you are not a U.S. citizen or resident alien, your account must be affiliated with a Financial Industry Regulatory Authority, or FINRA, member firm.

A Portfolio is required to withhold 24% of taxable dividends, capital gains distributions, and redemptions paid to any individual shareholder who has not provided the Portfolio with his or her correct taxpayer identification number. To avoid this, you must provide your correct taxpayer identification number on your Mutual Fund Application.
General
ABI may refuse any order to purchase shares. Each Portfolio reserves the right to suspend the sale of its shares to the public in response to conditions in the securities markets or for other reasons.
THE DIFFERENT SHARE CLASS EXPENSES
This section describes the different expenses of investing in each class and explains factors to consider when choosing a class of shares. The expenses can include distribution and/or service (Rule 12b‑1) fees, initial sales charges and/or CDSCs. Only Class A shares offer Quantity Discounts, as described below.
Asset-Based Sales Charges or Distribution and/or Service (Rule 12b‑1) Fees

WHAT IS A RULE 12b‑1 FEE?
A Rule 12b‑1 fee is a fee deducted from a Portfolio’s assets that is used to pay for personal service, maintenance of shareholder accounts and distribution costs, such as advertising and compensation of financial intermediaries. Each Portfolio has adopted a plan under SEC Rule 12b‑1 under the 1940 Act that allows the Portfolio to pay asset-based sales charges or distribution and/or service fees for the distribution and sale of its shares. The amount of each share class’s Rule 12b‑1 fee, if any, is disclosed below and in the relevant Portfolio’s fee table in the Summary Information section above.
The amount of Rule 12b‑1 and/or service fees for each class of a Portfolio’s shares is up to:

	Distribution and/or Service (Rule 12b‑1) Fee (as a Percentage of Aggregate Average Daily Net Assets)
Class A	0.25	%*
Class C	1.00%
Advisor Class	None
Class Z	None

*	The maximum fee allowed under the Rule 12b‑1 Plan for the Class A shares of each Portfolio is .30% of the aggregate average daily net assets. The Boards currently limit the payments to .25%.
Because these fees are paid out of a Portfolio’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales fees. Class C shares are subject to higher Rule 12b‑1 fees than Class A shares. Class C shares are subject to these higher fees for a period of eight years, after which they convert to Class A shares. Because higher fees mean a higher expense ratio, Class C shares pay correspondingly lower dividends and may have a lower NAV (and returns) than Class A shares. All or some of these fees are paid to financial intermediaries, which may include your financial advisor’s firm. ABI retains these fees for shareholder accounts held directly with a Portfolio (with no named financial intermediary).
Sales Charges
Class A Shares. You can purchase Class A shares at their public offering price (or cost), which is NAV plus an initial sales charge of up to 3.00% of the offering price. Any applicable sales charge will be deducted directly from your investment. Larger investments are subject to “breakpoints” or “quantity discounts” as discussed below. Purchases of Class A shares in the amount of $500,000 or more or by AllianceBernstein or non‑AllianceBernstein sponsored group retirement plans are not subject to an initial sales charge but may be subject to a 1% CDSC if redeemed or terminated within one year.
The initial sales charge you pay each time you buy Class A shares differs depending on the amount you invest and may be reduced or eliminated for larger purchases as indicated below. These discounts, which are also known as Breakpoints or Quantity Discounts, can reduce or, in some cases, eliminate the initial sales charges that would otherwise apply to your investment in Class A shares.
The sales charge schedule of Class A share Quantity Discounts is as follows:

	Initial Sales Charge
Amount Purchased	as % of Net Amount Invested	as % of Offering Price
Up to $100,000	3.09%	3.00%
$100,000 up to $250,000	2.04	2.00
$250,000 up to $500,000	1.01	1.00
$500,000 and above	0.00	0.00
Class A Share Purchases not Subject to Sales Charges. The Portfolios may sell their Class A shares at NAV without an initial sales charge to some categories of investors, including:

•	AllianceBernstein Link, AllianceBernstein Individual 401(k), and AllianceBernstein SIMPLE IRA plans with at least $250,000 in plan assets or 100 employees;

•
persons participating in a fee‑based program, sponsored and maintained by a registered broker-dealer or other financial intermediary, under which persons pay an asset-based fee for services in the nature of investment advisory or administrative services, or clients of broker-dealers or other financial intermediaries who purchase Class A shares for their own accounts through self-directed and/or non‑discretionary brokerage accounts with the broker-dealers or other financial intermediaries that may or may not charge a transaction fee to their customers;

•
plan participants who roll over amounts distributed from employer maintained retirement plans to AllianceBernstein-sponsored IRAs where the plan is a client of or serviced by the Adviser’s Institutional Investment Management Division or Bernstein Global Wealth Management Division, including subsequent contributions to those IRAs;

•
certain other investors, such as investment management clients of the Adviser or its affiliates, including clients and prospective clients of the Adviser’s Institutional Investment Management Division, employees of selected dealers authorized to sell a Portfolio’s shares and employees of the Adviser; or

•	persons participating in a “Mutual Fund Only” brokerage program, sponsored and maintained by a registered broker-dealer or other financial intermediary.
The availability of certain sales charge waivers and discounts will depend on whether you purchase your shares directly from a Portfolio or through a financial intermediary. Intermediaries may have different policies and procedures regarding the availability of front‑end sales load waivers and discounts or CDSC waivers. In all instances, it is the purchaser’s responsibility to notify a Portfolio or the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. For waivers and discounts not available through a particular intermediary, shareholders will have to purchase Portfolio shares directly from the Portfolio or through another intermediary to receive these waivers or discounts.
Please see the Portfolios’ SAI for more information about purchases of Class A shares without sales charges.
Certain intermediaries impose different eligibility criteria for sales load waivers and discounts, which are described in Appendix B—Financial Intermediary Waivers.
Class C Shares. You can purchase Class C shares at NAV without an initial sales charge. This means that the full amount of your purchase is invested in a Portfolio. Your investment is subject to a 1% CDSC if you redeem your shares within one year. If you exchange your shares for the Class C shares of another AB Mutual Fund, the 1% CDSC also will apply to the Class C shares received. The 1‑year period for the CDSC begins with the date of your original purchase, not the date of the exchange for the other Class C shares.
Class C shares purchased for cash automatically convert to Class A shares eight years after the end of the month of your purchase. If you purchase shares by exchange for the Class C shares of another AB Mutual Fund, the conversion period runs from the date of your original purchase.

HOW IS THE CDSC CALCULATED?
The CDSC is applied to the lesser of NAV at the time of redemption or the original cost of shares being redeemed (or, as to Portfolio shares acquired through an exchange, the cost of the AB Mutual Fund shares originally purchased for cash). This means that no sales charge is assessed on increases in NAV above the initial purchase price. Shares obtained from dividend or distribution reinvestment are not subject to the CDSC. In determining the CDSC, it will be assumed that the redemption is, first, of any shares not subject to a CDSC and, second, of shares held the longest.
Advisor Class and Class Z Shares. These classes of shares are not subject to any initial sales charge or CDSC, although your financial advisor may charge a fee.
SALES CHARGE REDUCTION PROGRAMS FOR CLASS A SHARES
This section includes important information about sales charge reduction programs available to investors in Class A shares and describes information or records you may need to provide to a Portfolio or your financial intermediary in order to be eligible for sales charge reduction programs. Your financial intermediary may have different policies and procedures regarding eligibility for sales charge reduction programs. See Appendix B—Financial Intermediary Waivers.
Information about Quantity Discounts and sales charge reduction programs also is available free of charge and in a clear and prominent format on our website at www.abfunds.com (click on “Investments—Mutual Funds”, select the Portfolio, then click on “Literature-Understanding Sales Charges & Expenses”).
Rights of Accumulation
To determine if a new investment in Class A shares is eligible for a Quantity Discount, a shareholder can combine the value of the new investment in a Portfolio with the higher of cost or NAV of existing investments in the Portfolio, any other AB Mutual Fund and any AB Institutional Fund. The AB Mutual Funds use the higher of cost or current NAV of your existing investments when combining them with your new investment.
Combined Purchase Privileges
A shareholder may qualify for a Quantity Discount by combining purchases of shares of a Portfolio into a single “purchase”. A “purchase” means a single purchase or concurrent purchases of shares of a Portfolio or any other AB Mutual Fund, including any AB Institutional Fund, by:

•	an individual, his or her spouse or domestic partner, or the individual’s children under the age of 21 purchasing shares for his, her or their own account(s);

•	a trustee or other fiduciary purchasing shares for a single trust, estate or single fiduciary account with one or more beneficiaries involved;

•	the employee benefit plans of a single employer; or

•	any company that has been in existence for at least six months or has a purpose other than the purchase of shares of the Portfolio.
Letter of Intent
An investor may not immediately invest a sufficient amount to reach a Quantity Discount, but may plan to make one or more additional investments over a period of time that, in the end, would qualify for a Quantity Discount. For these situations, the Portfolios offer a Letter of Intent, which permits new investors to express the intention, in writing, to invest at least $100,000 in Class A shares of a Portfolio or any AB Mutual Fund within 13 months. The Portfolio will then apply the Quantity Discount to each of the investor’s purchases of Class A shares that would apply to the total amount stated in the Letter of Intent. In the event an existing investor chooses to initiate a Letter of Intent, the AB Mutual Funds will use the higher of cost or current NAV of the investor’s existing investments and of those accounts with which investments are combined via Combined Purchase Privileges toward the fulfillment of the Letter of Intent. For example, if the combined cost of purchases totaled $80,000 and the current NAV of all applicable accounts is $85,000 at the time a $100,000 Letter of Intent is initiated, the subsequent investment of an additional $15,000 would fulfill the Letter of Intent. If an investor fails to invest the total amount stated in the Letter of Intent, a Portfolio will retroactively collect the sales charge otherwise applicable by redeeming shares in the investor’s account at their then current NAV. Investors qualifying for Combined Purchase Privileges may purchase shares under a single Letter of Intent.
Required Shareholder Information and Records
In order for shareholders to take advantage of sales charge reductions, a shareholder or his or her financial intermediary must notify a Portfolio that the shareholder qualifies for a reduction. Without notification, the Portfolio is unable to ensure that the reduction is applied to the shareholder’s account. A shareholder may have to provide information or records to his or her financial intermediary or the Portfolio to verify eligibility for breakpoint privileges or other sales charge waivers. This may include information or records, including account statements, regarding shares of the Portfolio or other AB Mutual Funds held in:

•	all of the shareholder’s accounts at the Portfolios or a financial intermediary; and

•	accounts of related parties of the shareholder, such as members of the same family, at any financial intermediary.
CDSC WAIVERS AND OTHER PROGRAMS

Here Are Some Ways To Avoid Or
Minimize Charges On Redemption.
CDSC Waivers
The Portfolios will waive the CDSCs on redemptions of shares in the following circumstances, among others:

•	permitted exchanges of shares;

•	following the death or disability of a shareholder;

•	if the redemption represents a minimum required distribution from an IRA or other retirement plan to a shareholder who has attained the age of 72; or

•
if the redemption is necessary to meet a plan participant’s or beneficiary’s request for a distribution or loan from a group retirement plan or to accommodate a plan participant’s or beneficiary’s direction to reallocate his or her plan account among other investment alternatives available under a group retirement plan.

Please see the Portfolios’ SAI for a list of additional circumstances in which a Portfolio will waive the CDSCs on redemptions of shares.
Your financial intermediary may have different policies and procedures regarding eligibility for CDSC waivers. See Appendix B—Financial Intermediary Waivers.
Other Programs
Dividend Reinvestment Program
Unless you specifically have elected to receive dividends or distributions in cash, they will automatically be reinvested, without an initial sales charge or CDSC, in the same class of additional shares of a Portfolio. If you elect to receive distributions in cash, you will only receive a check if the amount of the distribution is equal to or exceeds $25.00. Distributions of less than $25.00 will automatically be reinvested in shares of the Portfolio. To receive distributions of less than $25.00 in cash, you must have bank instructions associated to your account so that distributions can be delivered to you electronically via Electronic Funds Transfer using the Automated Clearing House or “ACH”. In addition, the Portfolio may reinvest your distribution check (and future checks) in additional shares of the Portfolio if your check (i) is returned as undeliverable or (ii) remains uncashed for nine months.
Dividend Direction Plan
A shareholder who already maintains accounts in more than one AB Mutual Fund may direct the automatic investment of income dividends and/or capital gains by one Portfolio, in any amount, without the payment of any sales charges, in shares of any eligible class of one or more other AB Mutual Fund(s) in which the shareholder maintains an account.
Automatic Investment Program
The Automatic Investment Program allows investors to purchase shares of a Portfolio through pre‑authorized transfers of funds from the investor’s bank account. Under the Automatic Investment Program, an investor may (i) make an initial purchase of at least $2,500 and invest at least $50 monthly or (ii) make an initial purchase of less than $2,500 and commit to a monthly investment of $200 or more until the investor’s account balance is $2,500 or more. Please see the Portfolios’ SAI for more details.
Reinstatement Privilege
A shareholder who has redeemed all or any portion of his or her Class A shares may reinvest all or any portion of the proceeds from the redemption in Class A shares of any AB Mutual Fund at NAV without any sales charge, if the reinvestment is made within 120 calendar days after the redemption date.
Systematic Withdrawal Plan
The Portfolios offer a systematic withdrawal plan that permits the redemption of Class A or Class C shares without payment of a CDSC. Under this plan, redemptions equal to 1% a month, 2% every two months or 3% a quarter of the value of a Portfolio account would be free of a CDSC. For Class A and Class C shares, shares held the longest would be redeemed first.

CHOOSING A SHARE CLASS
Each share class represents an interest in the same portfolio of securities, but each class has its own sales charge and expense structure allowing you to choose the class that best fits your situation. In choosing a class of shares, you should consider:

•	the amount you intend to invest;

•	how long you expect to own shares;

•	expenses associated with owning a particular class of shares;

•
whether you qualify for any reduction or waiver of sales charges (for example, if you are making a large investment that qualifies for a Quantity Discount, you might consider purchasing Class A shares); and

•	whether a share class is available for purchase.
Among other things, Class A shares, with their lower Rule 12b‑1 fees, are designed for investors with a long-term investing time frame. Class C shares should not be considered as a long-term investment because they are subject to a higher distribution fee for eight years. Class C shares do not, however, have an initial sales charge or a CDSC so long as the shares are held for one year or more. Class C shares are designed for investors with a short-term investing time frame.
A transaction, service, administrative or other similar fee may be charged by your broker-dealer, agent or other financial intermediary, with respect to the purchase, sale or exchange, as applicable, of Class A, Class C, Advisor Class or Class Z shares made through your financial advisor, or in connection with participation on the intermediary’s platform. Financial intermediaries, or a fee‑based program, also may impose requirements on the purchase, sale or exchange of shares that are different from, or in addition to, those described in this Prospectus and the Portfolios’ SAI, including requirements as to the minimum initial and subsequent investment amounts. A Portfolio is not responsible for, and has no control over, the decision of any financial intermediary, plan sponsor or fiduciary to impose such differing requirements.
You should consult your financial advisor for assistance in choosing a class of Portfolio shares.
PAYMENTS TO FINANCIAL ADVISORS AND THEIR FIRMS
Financial intermediaries market and sell shares of the Portfolios. These financial intermediaries employ financial advisors and receive compensation for selling shares of the Portfolios. This compensation is paid from various sources, including any sales charge, CDSC and/or Rule 12b‑1 fee that you or the Portfolios may pay. Your individual financial advisor may receive some or all of the amounts paid to the financial intermediary that employs him or her.

WHAT IS A FINANCIAL INTERMEDIARY?
A financial intermediary is a firm that receives compensation for selling shares of the Portfolios offered in this Prospectus and/or provides services to the Portfolios’ shareholders. Financial intermediaries may include, among others, your broker, your financial planner or advisor, banks, pension plan consultants and insurance companies. Financial intermediaries may employ financial advisors who deal with you and other investors on an individual basis.
All or a portion of the initial sales charge that you pay is paid by ABI to financial intermediaries selling Class A shares. ABI may also pay these financial intermediaries a fee of up to 1% on purchases of $1,000,000 or more or for AllianceBernstein Link, AllianceBernstein SIMPLE IRA plans with more than $250,000 in assets or for purchases made by certain other retirement plans.
ABI will pay, at the time of your purchase, a commission to financial intermediaries in an amount equal to 1% of your investment for sales of Class C shares.
For Class A and Class C shares, up to 100% of the Rule 12b‑1 fees applicable to these classes of shares each year may be paid to financial intermediaries, including your financial intermediary.
In the case of Advisor Class shares, your financial advisor’s firm may charge ongoing fees or transactional fees.

Your financial advisor’s firm receives compensation from the Portfolios, ABI and/or the Adviser in several ways from various sources, which include some or all of the following:

-	upfront sales commissions;
-	Rule 12b‑1 fees;
-	additional distribution support;
-	defrayal of costs for educational seminars and training; and
-	payments related to providing shareholder recordkeeping and/or transfer agency services.
Please read the Prospectus carefully for information on this compensation.
Other Payments for Distribution Services and Educational Support
In addition to the commissions paid to or charged by financial intermediaries at the time of sale and Rule 12b‑1 fees, some or all of which are paid to financial intermediaries (and, in turn,

may be paid to your financial advisor), ABI, at its expense, currently provides additional payments to firms that sell shares of the AB Mutual Funds. Although the individual components may be higher and the total amount of payments made to each qualifying firm in any given year may vary, the total amount paid to a financial intermediary in connection with the sale of shares of the AB Mutual Funds will generally not exceed the sum of (a) 0.25% of the current year’s fund sales by that firm and (b) 0.10% of average daily net assets attributable to that firm over the year. These sums include payments for distribution analytical data regarding AB Mutual Fund sales by financial advisors of these firms and to reimburse directly or indirectly the costs incurred by these firms and their employees in connection with educational seminars and training efforts about the AB Mutual Funds for the firms’ employees and/or their clients and potential clients. The costs and expenses associated with these efforts may include travel, lodging, entertainment and meals. ABI may pay a portion of “ticket” or other transactional charges.
For 2022, ABI’s additional payments to these firms for distribution services and educational support related to the AB Mutual Funds are expected to be approximately 0.04% of the average monthly assets of the AB Mutual Funds, or approximately $27 million. In 2021, ABI paid approximately 0.04% of the average monthly assets of the AB Mutual Funds or approximately $25 million for distribution services and educational support related to the AB Mutual Funds.
A number of factors are considered in determining the additional payments, including each firm’s AB Mutual Fund sales, assets and redemption rates, and the willingness and ability of the firm to give ABI access to its financial advisors for educational and marketing purposes. In some cases, firms will include the AB Mutual Funds on a “preferred list”. ABI’s goal is to make the financial advisors who interact with current and prospective investors and shareholders more knowledgeable about the AB Mutual Funds so that they can provide suitable information and advice about the Funds and related investor services.
The Portfolios and ABI also make payments for recordkeeping and other transfer agency services to financial intermediaries that sell AB Mutual Fund shares. Please see “Management of the Portfolios—Transfer Agency and Retirement Plan Services” below. If paid by the Portfolios, these expenses are included in “Other Expenses” under “Fees and Expenses of the Portfolio—Annual Portfolio Operating Expenses” in the Summary Information at the beginning of this Prospectus.

If one mutual fund sponsor makes greater distribution assistance payments than another, your financial advisor and his or her firm may have an incentive to recommend one fund complex over another. Similarly, if your financial advisor or his or her firm receives more distribution assistance for one share class versus another, then they may have an incentive to recommend that class.
Please speak with your financial advisor to learn more about the total amounts paid to your financial advisor and his or her firm by the Portfolios, the Adviser, ABI and by sponsors of other mutual funds he or she may recommend to you. You should also consult disclosures made by your financial advisor at the time of purchase.
As of the date of this Prospectus, ABI anticipates that the firms that will receive additional payments for distribution services and/or educational support include:
Advisor Group
American Enterprise Investment Services
Cadaret, Grant & Co.
Citigroup Global Markets
Citizens Securities
Commonwealth Financial Network
Equitable Advisors
FIS Brokerage Services
Great-West Life & Annuity Insurance Co.
Institutional Cash Distributors (“ICD”)
John Hancock Retirement Plan Services
JP Morgan Securities
Lincoln Financial Advisors Corp.
Lincoln Financial Securities Corp.
LPL Financial
Merrill Lynch
Morgan Stanley
Northwestern Mutual Investment Services
One America
PNC Investments
Principal Life
Raymond James
RBC Wealth Management
Robert W. Baird
Truist Investment Services
UBS Financial Services
US Bancorp Investments
Wells Fargo Advisors
Although the Portfolios may use brokers and dealers that sell shares of the Portfolios to effect portfolio transactions, the Portfolios do not consider the sale of AB Mutual Fund shares as a factor when selecting brokers or dealers to effect portfolio transactions.

HOW TO EXCHANGE SHARES
You may exchange your Portfolio shares for shares of the same class of other AB Mutual Funds provided that the Portfolio offers the same class of shares. Exchanges of shares are made at the next-determined NAV, without sales or service charges after your order is received in proper form. All exchanges are subject to the minimum investment restrictions set forth in the prospectus for the AB Mutual Fund whose shares are being acquired. You may request an exchange either directly or through your financial intermediary. In order to receive a day’s NAV, ABIS or your financial intermediary must receive and confirm your telephone exchange request by the Portfolio Closing Time on that day. The Portfolios may modify, restrict, or terminate the exchange privilege on 60 days’ written notice.
HOW TO SELL OR REDEEM SHARES
You may “redeem” your shares (i.e., sell your shares to a Portfolio) on any day the Exchange is open, either directly or through your financial intermediary. Your sale price will be the next-determined NAV, less any applicable CDSC, after ABIS receives your redemption request in proper form. The Portfolio expects that it will typically take one to three business days following the receipt of your redemption request in proper form to pay out redemption proceeds. However, while not expected, payment of redemption proceeds may take up to seven days from the day your request is received in proper form by the Portfolio by the Portfolio Closing Time. If you recently purchased your shares by check or electronic funds transfer, your redemption payment may be delayed until the Portfolio is reasonably satisfied that the check or electronic funds transfer has been collected (which may take up to 10 days). For Advisor Class and Class Z shares, if you are in doubt about what procedures or documents are required by your fee‑based program or employee benefit plan to sell your shares, you should contact your financial advisor.
Each Portfolio expects, under normal circumstances, to use cash or cash equivalents held by the Portfolio to satisfy redemption requests. A Portfolio may also determine to sell portfolio assets to meet such requests. Under certain circumstances, including stressed market conditions, a Portfolio may determine to pay a redemption request by accessing a bank line of credit or by distributing wholly or partly in kind securities from its portfolio, instead of cash.
Sale In‑Kind. Each Portfolio normally pays proceeds of a sale of Portfolio shares in cash. However, each Portfolio has reserved the right to pay the sale price in whole or in part by a distribution in‑kind of securities in lieu of cash. If the redemption payment is made in‑kind, the securities received will be subject to market risk and may decline in value. In addition, you may incur brokerage commissions if you elect to sell the securities for cash.
Selling Shares Through Your Broker or Other Financial Advisor
Your broker or financial advisor must receive your sales request by the Portfolio Closing Time for you to receive that day’s NAV, less any applicable CDSC. Your broker or financial advisor is responsible for submitting all necessary documentation to the Portfolio and may charge you a fee for this service.
Selling Shares Directly to a Portfolio
By Mail:
•	Send a signed letter of instruction or stock power, along with certificates, to:
AllianceBernstein Investor Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003

•	For certified or overnight deliveries, send to:
AllianceBernstein Investor Services, Inc.
8000 IH 10 W, 13th floor
San Antonio, TX 78230

•
For your protection, a bank, a member firm of a national stock exchange, or other eligible guarantor institution, must guarantee signatures. Stock power forms are available from your financial intermediary, ABIS, and many commercial banks. Additional documentation is required for the sale of shares by corporations, intermediaries, fiduciaries, and surviving joint owners. If you have any questions about these procedures, contact ABIS.

By Telephone:
•	You may redeem your shares for which no stock certificates have been issued by telephone request. Call ABIS at (800) 221‑5672 with instructions on how you wish to receive your sale proceeds.

•	ABIS must receive and confirm a telephone redemption request by the Portfolio Closing Time for you to receive that day’s NAV, less any applicable CDSC.

•
For your protection, ABIS will request personal or other information from you to verify your identity and will generally record the calls. Neither a Portfolio nor the Adviser, ABIS, ABI or other Portfolio agent will be liable for any loss, injury, damage or expense as a result of acting upon telephone instructions purporting to be on your behalf that ABIS reasonably believes to be genuine.

•	If you have selected electronic funds transfer in your Mutual Fund Application, the redemption proceeds will be sent directly to your bank. Otherwise, the proceeds will be mailed to you.

•	Redemption requests by electronic funds transfer or check may not exceed $100,000 per Portfolio account per day.

•
Telephone redemption is not available for shares held in nominee or “street name” accounts, retirement plan accounts, or shares held by a shareholder who has changed his or her address of record within the previous 30 calendar days.

FREQUENT PURCHASES AND REDEMPTIONS OF PORTFOLIO SHARES
Each Portfolio’s Board has adopted policies and procedures designed to detect and deter frequent purchases and redemptions of Portfolio shares or excessive or short-term trading that may disadvantage long-term Portfolio shareholders. These policies are described below. There is no guarantee that a Portfolio will be able to detect excessive or short-term trading or to identify shareholders engaged in such practices, particularly with respect to transactions in omnibus accounts. Shareholders should be aware that application of these policies may have adverse consequences, as described below, and should avoid frequent trading in Portfolio shares through purchases, sales and exchanges of shares. Each Portfolio reserves the right to restrict, reject or cancel, without any prior notice, any purchase or exchange order for any reason, including any purchase or exchange order accepted by any shareholder’s financial intermediary.
Risks Associated With Excessive or Short-term Trading Generally. While the Portfolios will try to prevent market timing by utilizing the procedures described below, these procedures may not be successful in identifying or stopping excessive or short-term trading in all circumstances. By realizing profits through short-term trading, shareholders that engage in rapid purchases and sales or exchanges of a Portfolio’s shares dilute the value of shares held by long-term shareholders. Volatility resulting from excessive purchases and sales or exchanges of Portfolio shares, especially involving large dollar amounts, may disrupt efficient portfolio management and cause a Portfolio to sell portfolio securities at inopportune times to raise cash to accommodate redemptions relating to short-term trading activity. In particular, a Portfolio may have difficulty implementing its long-term investment strategies if it is forced to maintain a higher level of its assets in cash to accommodate significant short-term trading activity. In addition, a Portfolio may incur increased administrative and other expenses due to excessive or short-term trading, including increased brokerage costs and realization of taxable capital gains.
While the Portfolios do not typically invest significantly in securities of foreign issuers, these securities may be particularly susceptible to short-term trading strategies. This is because securities of foreign issuers are typically traded on markets that close well before the time a Portfolio ordinarily calculates its NAV at 4:00 p.m., Eastern time, which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a shareholder engaging in a short-term trading strategy to exploit differences in Portfolio share prices that are based on closing prices of securities of foreign issuers established some time before the Portfolio calculates its own share price (referred to as “time zone arbitrage”). Each Portfolio has procedures, referred to as fair value pricing, designed to adjust closing market prices of securities of foreign issuers to reflect what is believed to be the fair value of those securities at the time the Portfolio calculates its NAV. While there is no assurance, the Portfolios expect that the use of fair value pricing, in addition to the short-term trading policies discussed below, will significantly reduce a shareholder’s ability to engage in time zone arbitrage to the detriment of other Portfolio shareholders.
A shareholder engaging in a short-term trading strategy may also target a Portfolio irrespective of its investments in securities of foreign issuers. Any Portfolio that invests in securities that are, among other things, thinly traded or traded infrequently, or that have a limited public float has the risk that the current market price for the securities may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences (referred to as “price arbitrage”). All Portfolios may be adversely affected by price arbitrage.
Policy Regarding Short-term Trading. Purchases and exchanges of shares of the Portfolios should be made for investment purposes only. The Portfolios seek to prevent patterns of excessive purchases and sales of Portfolio shares to the extent they are detected by the procedures described below, subject to each Portfolio’s ability to monitor purchase, sale and exchange activities. The Portfolios reserve the right to modify this policy, including any surveillance or account blocking procedures established from time to time to effectuate this policy, at any time without notice.

•
Transaction Surveillance Procedures. The Portfolios, through their agents, ABI and ABIS, maintain surveillance procedures to detect excessive or short-term trading in Portfolio shares. This surveillance process involves several factors, which include scrutinizing transactions in Portfolio shares that exceed certain monetary thresholds or numerical limits within a specified period of time. Generally, more than two exchanges of Portfolio shares during any 60‑day period or purchases of shares followed by a sale within 60 days will be identified by these surveillance procedures. For purposes of these transaction surveillance procedures, the Portfolios may consider trading activity in multiple accounts under common ownership, control or influence. Trading activity identified by either, or a combination, of these factors, or as a result of any other information available at the time, will be evaluated to determine whether such activity might constitute excessive or short-term trading. With respect to managed or discretionary accounts for which the account owner gives his/her broker, investment adviser or other third party authority to buy and sell Portfolio shares, the Portfolios may consider trades initiated by the account owner, such as trades initiated in connection with bona fide cash management purposes, separately in their analysis. These surveillance procedures may be modified from time to time, as necessary or appropriate to improve the detection of excessive or short-term trading or to address specific circumstances.

•
Account Blocking Procedures. If the Portfolios determine, in their sole discretion, that a particular transaction or pattern of transactions identified by the transaction surveillance procedures described above is excessive or short-term trading in nature, the Portfolios will take remedial action that may include issuing a warning, revoking certain account-related privileges (such as the ability to place purchase, sale and exchange orders over the internet or by phone) or prohibiting or “blocking” future purchase or exchange activity. However, sales of Portfolio shares back to a Portfolio or redemptions will continue to be permitted in accordance with the terms of the Portfolio’s current Prospectus. As a result, unless the shareholder redeems his or her shares, which may have consequences if the shares have declined in value, a CDSC is applicable or adverse tax consequences may result, the shareholder may be “locked” into an unsuitable investment. A blocked account will generally remain blocked for 90 days. Subsequent detections of excessive or short-term trading may result in an indefinite account block or an account block until the account holder or the associated broker, dealer or other financial intermediary provides evidence or assurance acceptable to the Portfolio that the account holder did not or will not in the future engage in excessive or short-term trading.

•
Applications of Surveillance Procedures and Restrictions to Omnibus Accounts. Omnibus account arrangements are common forms of holding shares of the Portfolios, particularly among certain brokers, dealers and other financial intermediaries, including sponsors of retirement plans. The Portfolios apply their surveillance procedures to these omnibus account arrangements. As required by SEC rules, the Portfolios have entered into agreements with all of their financial intermediaries that require the financial intermediaries to provide the Portfolios, upon the request of the Portfolios or their agents, with individual account level information about their transactions. If the Portfolios detect excessive trading through their monitoring of omnibus accounts, including trading at the individual account level, the financial intermediaries will also execute instructions from the Portfolios to take actions to curtail the activity, which may include applying blocks to accounts to prohibit future purchases and exchanges of Portfolio shares. For certain retirement plan accounts, the Portfolios may request that the retirement plan or other intermediary revoke the relevant participant’s privilege to effect transactions in Portfolio shares via the internet or telephone, in which case the relevant participant must submit future transaction orders via the U.S. Postal Service (i.e., regular mail).

HOW THE PORTFOLIOS VALUE THEIR SHARES
Each Portfolio’s NAV is calculated at the close of regular trading on any day the Exchange is open (ordinarily, 4:00 p.m., Eastern time but sometimes earlier, as in the case of scheduled half‑day trading or unscheduled suspensions of trading). To calculate NAV, a Portfolio’s assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. If a Portfolio invests in securities that are primarily traded on foreign exchanges that trade on weekends or other days when the Portfolio does not price its shares, the NAV of the Portfolio’s shares may change on days when shareholders will not be able to purchase or redeem their shares in the Portfolio.

The Portfolios value their securities at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of each Portfolio’s Board. Pursuant to these procedures, the Adviser serves as the Portfolio’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to a Portfolio’s portfolio investments, subject to the Board’s oversight.
When making a fair value determination, the Adviser may take into account any factors it deems appropriate. Factors considered in making a fair value determination may include, but are not limited to, information obtained by contacting the issuer or analysts, or by analysis of the issuer’s financial statements. Because most fixed-income securities are not traded on exchanges (and therefore market quotations for such securities may not be readily available), these securities are typically fair valued. The Adviser may fair value securities using prices provided by independent pricing services. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive what the pricing service believes are the fair values of the securities at the time of pricing. The Adviser may also determine fair value based upon developments related to a specific security and/or U.S. sector or broader stock market indices. The prices of securities used by the Portfolio to calculate its NAV may differ from quoted or published prices for the same securities. Making a fair value determination involves subjective judgments, and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.
The Adviser has established a valuation committee of senior officers and employees (“Valuation Committee”) to fulfill its responsibilities as each Portfolio’s valuation designee, which operates under the policies and procedures approved by the Board, to value the Portfolio’s assets on behalf of the Portfolio. The Valuation Committee values Portfolio assets as described above. More information about the Portfolios’ valuation procedures is available in the Portfolios’ SAI.

MANAGEMENT OF THE PORTFOLIOS

INVESTMENT ADVISER AND PORTFOLIO MANAGERS
Each Portfolio’s investment adviser is AllianceBernstein L.P. (the “Adviser”), 501 Commerce Street, Nashville, TN 37203. The Adviser, which is a controlled indirect subsidiary of Equitable Holdings, Inc., is a leading global investment adviser supervising client accounts with assets as of June 30, 2022 totaling approximately $647 billion (of which over $126 billion represented assets of registered investment companies sponsored by the Adviser). As of June 30, 2022, the Adviser managed retirement assets for many of the largest public and private employee benefit plans (including 15 of the nation’s FORTUNE 100 companies), for public employee retirement funds in 30 of the 50 states, for investment companies, and for foundations, endowments, banks and insurance companies worldwide. The 27 registered investment companies managed by the Adviser, comprising approximately 90 separate investment portfolios, had as of June 30, 2022 approximately 2.9 million retail accounts.
The Adviser provides investment advisory services and order placement facilities for the Portfolios. For these advisory services, for the fiscal year ended May 31, 2022, each Portfolio paid the Adviser as a percentage of average daily net assets:

Portfolio	Fee as a Percentage of Average Daily Net Assets*
AB National Portfolio	.43%
AB High Income Municipal Portfolio	.48%
AB California Portfolio	.44%
AB Arizona Portfolio	.24%
AB Massachusetts Portfolio	.35%
AB Minnesota Portfolio	.03%
AB New Jersey Portfolio	.12%
AB New York Portfolio	.41%
AB Ohio Portfolio	.11%
AB Pennsylvania Portfolio	.12%
AB Virginia Portfolio	.39%

*
Fees are stated net of any waivers and/or reimbursements. See “Fees and Expenses of the Portfolio” in the Summary Information at the beginning of this Prospectus for more information about fee waivers.

A discussion regarding the basis of each Board’s approval of each Portfolio’s investment advisory agreement is available in the Portfolio’s annual report to shareholders for the fiscal year ended May 31, 2022.
The Adviser acts as an investment adviser to other persons, firms or corporations, including investment companies, hedge funds, pension funds and other institutional investors. The Adviser may receive management fees, including performance fees, that may be higher or lower than the advisory fees it receives from the Portfolios. Certain other clients of the Adviser have investment objectives and policies similar to those of the Portfolios. The Adviser may, from time to time, make recommendations that result in the purchase or sale of a particular security by its other clients simultaneously with the Portfolios. If transactions on behalf of more than one client during the same period increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price or quantity. It is the policy of the Adviser to allocate advisory recommendations and the placing of orders in a manner that is deemed equitable by the Adviser to the accounts involved, including the Portfolios. When two or more of the clients of the Adviser (including the Portfolios) are purchasing or selling the same security on a given day from the same broker-dealer, such transactions may be averaged as to price.
PORTFOLIO MANAGERS
The day‑to‑day management of and investment decisions for the Portfolios are made by the Municipal Bond Investment Team. No one person is principally responsible for making recommendations for the Portfolios’ investments.
The following table lists the persons within the Municipal Bond Investment Team with the most significant responsibility for the day‑to‑day management of each Portfolio’s portfolio, the length of time that each person has been jointly and primarily responsible for the Portfolios, and each person’s principal occupation during the past five years:

Employee; Year; Title	Principal Occupation During the Past Five (5) Years
Daryl Clements; since September 2022; Senior Vice President	Senior Vice President of the Adviser, with which he has been associated since prior to 2017.

Terrance T. Hults; since 1995 (since 2010 for AB High Income Municipal Portfolio); Senior Vice President	Senior Vice President of the Adviser, with which he has been associated in a substantially similar capacity since prior to 2017.

Matthew J. Norton; since 2016; Senior Vice President	Senior Vice President of the Adviser, with which he has been associated in a substantially similar capacity since prior to 2017.

Andrew D. Potter; since 2018; Vice President	Vice President of the Adviser, with which he has been associated in a substantially similar capacity since prior to 2017.
The Portfolios’ SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Portfolios.
TRANSFER AGENCY AND RETIREMENT PLAN SERVICES
ABIS acts as the transfer agent for the Portfolios. ABIS, an indirect wholly-owned subsidiary of the Adviser, registers the transfer, issuance and redemption of Portfolio shares and disburses dividends and other distributions to Portfolio shareholders.
Many Portfolio shares are owned by financial intermediaries for the benefit of their customers. Retirement plans may also hold Portfolio shares in the name of the plan, rather than the participant. In those cases, the Portfolios often do not maintain an account for you. Thus, some or all of the transfer agency functions for these accounts are performed by the financial intermediaries and plan recordkeepers. Financial intermediaries and recordkeepers, which may have affiliated financial intermediaries that sell shares of the AB Mutual Funds, may be paid by a Portfolio, the Adviser, ABI and ABIS (i) account fees in amounts up to $19 per account per annum, (ii) asset-based fees of up to 0.25% (except in respect of a limited number of intermediaries) per annum of the average daily assets held through the intermediary, or (iii) a combination of both. These amounts include fees for shareholder servicing, sub‑transfer agency, sub‑accounting and recordkeeping services. These amounts do not include fees for shareholder servicing that may be paid by the Portfolio pursuant to its Rule 12b‑1 plan. Amounts paid by the Portfolio for these services are included in “Other Expenses” under “Fees and Expenses of the Portfolio” in the Summary Information section at the beginning of this Prospectus. In addition, financial intermediaries may be affiliates of entities that receive compensation from the Adviser or ABI for maintaining retirement plan “platforms” that facilitate trading by affiliated and non‑affiliated financial intermediaries and recordkeeping for retirement plans.
Because financial intermediaries and plan recordkeepers may be paid varying amounts per class for sub‑transfer agency and related recordkeeping services, the service requirements of which may also vary by class, this may create an additional incentive for financial intermediaries and their financial advisors to favor one fund complex over another or one class of shares over another.
For more information, please refer to the Portfolios’ SAI, call your financial advisor or visit our website at www.abfunds.com.

DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS INFORMATION
The Portfolios declare dividends on their shares on each business day from each Portfolio’s net investment income. Dividends on shares for Saturdays, Sundays and holidays will be declared on the previous business day. Each Portfolio pays dividends on its shares after the close of business on the last day of each month. At your election (which you may change at least 30 days prior to the record date for a particular dividend or distribution), dividends and distributions are paid in cash or reinvested without charge in additional shares of the same class having an aggregate NAV as of the payment date of the dividend or distribution equal to the cash amount thereof.
If you receive an income dividend or capital gains distribution in cash, you may, within 120 days following the date of its payment, reinvest the dividend or distribution in additional shares of that Portfolio without charge by returning to the Adviser, with appropriate instructions, the check representing the dividend or distribution. Thereafter, unless you otherwise specify, you will be deemed to have elected to reinvest all subsequent dividends and distributions in shares of that Portfolio. During the fourth quarter of the calendar year, typically in early November, an estimate of each Portfolio’s capital gains distribution, if any, will be made available on the Portfolio’s website at www.alliancebernstein.com/investments/us/tax‑center.htm.
There is no fixed dividend rate and there can be no assurance that a Portfolio will pay any dividends. The amount of any dividend distribution paid on shares of a Portfolio must necessarily depend upon the realization of income and capital gains from the Portfolio’s investments.
TAX INFORMATION
General
Any investment in a Portfolio typically involves several tax considerations. The information below is intended as a general summary for U.S. citizens and residents. Please see the SAI for additional information. Because each person’s tax situation is different, you are encouraged to consult your tax adviser about the tax implications of an investment in a Portfolio in your particular situation. You also can visit the Internal Revenue Service (IRS) website at www.irs.gov for more information about applicable tax rates and other information.
Distributions to shareholders out of tax‑exempt interest income earned by a Portfolio are not subject to federal income tax. Under current tax law, some individuals may be subject to the AMT on distributions to shareholders out of income from the AMT‑Subject bonds in which all Portfolios invest. Distributions out of taxable interest, other investment income, and net realized short-term capital gains are taxable to shareholders as ordinary income. Any distributions of long-term capital gains generally will be taxable to you as long-term capital gains regardless of how long you have held your shares. Since a Portfolio’s investment income is derived from interest rather than dividends, no portion of its distributions will be eligible for the dividends-received deduction available to corporations, and for non‑corporate shareholders no portion of such distributions will be treated as “qualified dividend income” taxable at the same potential tax rates applicable to long-term capital gains.
Because the income dividends of the Portfolios are expected to be derived from tax-exempt interest on municipal securities, any interest on money a shareholder of a Portfolio borrows that is directly or indirectly used to purchase shares in the Portfolio is not deductible. Further, persons who are “substantial users” (or related persons) of facilities financed by AMT‑Subject bonds should consult their tax advisers before purchasing shares of a Portfolio. The income from such bonds may not be tax-exempt for such substantial users.
If you purchase shares just before a Portfolio deducts a distribution from its NAV, you will pay the full price for the shares and then receive a portion of the price back as a distribution, which may be taxable.
For tax purposes, an exchange is treated as a sale of Portfolio shares. The sale or exchange of Portfolio shares is a taxable transaction for federal income tax purposes.
The Portfolios anticipate that substantially all of their dividends will be exempt from regular federal income taxes. Shareholders may be subject to state and local taxes on distributions from a Portfolio, including distributions that are exempt from federal income taxes. The Portfolios will report annually to shareholders the percentage and source of interest earned by a Portfolio that is exempt from federal income tax and, except in the case of the AB National Portfolio and the AB High Income Municipal Portfolio, relevant state and local personal income taxes.
Each investor should consult his or her own tax adviser to determine the tax status, with regard to his or her tax situation, of distributions from the Portfolios.
A Portfolio may experience relatively large redemptions due to transactions in Portfolio shares by significant investors. If large shareholder redemptions occur, a Portfolio could be required to sell portfolio securities resulting in the Portfolio’s realization of net capital gains, which could be significant. Certain investment advisers, including an affiliate of the Adviser, provide tax management services to their clients that invest in the Portfolios. As part of these services, those advisers conduct year‑end tax trading on behalf of their clients to offset capital gains taxes where possible, which may result in buying and selling shares in one or more of the Portfolios. These transactions could result in a Portfolio experiencing temporary asset inflows or outflows at year end. The Adviser’s affiliate coordinates with the Adviser to try to ensure that the implementation of its tax management strategies will not compromise the interests of any Fund or its shareholders, and the Adviser considers that it has a fiduciary duty to both the Portfolios and its affiliate’s clients.

State Portfolios
AB Arizona Portfolio. It is anticipated that substantially all of the dividends paid by the Portfolio will be exempt from Arizona individual, corporate and fiduciary income taxes. Distributions of capital gains will be subject to Arizona income taxes. Interest on indebtedness incurred to purchase or carry shares of the Portfolio generally will not be deductible for purposes of the Arizona income tax.
AB California Portfolio. It is anticipated that substantially all of the dividends paid by this Portfolio will be exempt from California personal income tax. Dividends will be exempt from this tax to the extent derived from interest income from municipal securities issued by the State of California or its political subdivisions. Distributions of capital gains will be subject to California personal income tax. Distributions paid to corporate shareholders will be subject to the California corporate franchise tax but exempt from the California corporate income tax.
AB Massachusetts Portfolio. It is anticipated that substantially all of the dividends paid by the Portfolio will be exempt from the Massachusetts personal and fiduciary income taxes. Distributions designated as attributable to capital gains, other than gains on certain Massachusetts municipal securities, are subject to the state personal and fiduciary income taxes. Distributions paid to corporate shareholders are subject to the Massachusetts corporate excise tax.
AB Minnesota Portfolio. It is anticipated that substantially all of the dividends paid by the Portfolio will be exempt from Minnesota personal and fiduciary income taxes. Certain individuals may be subject to the Minnesota alternative minimum tax on distributions attributable to Portfolio income from AMT‑Subject bonds. Distributions to corporate shareholders are subject to the Minnesota franchise tax.
AB New Jersey Portfolio. It is anticipated that substantially all of the distributions of income and capital gains paid by the Portfolio to individuals and fiduciaries will be exempt from the New Jersey personal income tax. Exempt-interest dividends paid to a corporate shareholder will be subject to the New Jersey corporation business (franchise) tax.
AB New York Portfolio. It is anticipated that substantially all of the dividends paid by this Portfolio will be exempt from New York State and New York City personal and fiduciary income taxes. Distributions of capital gains will be subject to these taxes. Interest on indebtedness incurred to buy or carry shares of the Portfolio generally will not be deductible for New York income tax purposes. Distributions paid to corporate shareholders will be included in New York entire net income for purposes of the New York State franchise tax and the New York City general corporation tax. The value of shares of the Portfolio will be included in computing investment capital or business capital (but not both) for purposes of the franchise tax.
AB Ohio Portfolio. It is anticipated that substantially all distributions of income and capital gains paid by the Portfolio will be exempt from the Ohio personal income tax, Ohio school district income taxes and Ohio municipal income taxes, and will not be includable in the net income tax base of the Ohio corporate franchise tax. Shares of the Portfolio will be included in a corporation’s tax base for purposes of computing the Ohio corporate franchise tax on a net worth basis.
AB Pennsylvania Portfolio. It is anticipated that substantially all of the dividends paid by the Portfolio will be exempt from Pennsylvania personal and fiduciary income taxes, the Philadelphia School District investment net income tax and Pennsylvania corporate net income tax, and that shares of the Portfolio will be exempt from Pennsylvania county personal property taxes. Distributions of capital gains will be subject to Pennsylvania individual, fiduciary and corporate income taxes but will not be taxable for purposes of the Philadelphia School District investment net income tax.
AB Virginia Portfolio. It is anticipated that substantially all of the dividends paid by the Portfolio will be exempt from Virginia individual, estate, trust, and corporate income taxes. Distributions attributable to capital gains and gains recognized on the sale or other disposition of shares of the Portfolio (including the redemption or exchange of shares) generally will be subject to Virginia income taxes. Interest on indebtedness incurred to purchase or carry shares of the Portfolio generally will not be deductible for Virginia income tax purposes.

GENERAL INFORMATION

Under unusual circumstances, a Portfolio may suspend redemptions or postpone payment for up to seven days or longer, as permitted by federal securities law. Each Portfolio reserves the right to close an account that has remained below $1,000 for 90 days.
During drastic economic or market developments, you might have difficulty in reaching ABIS by telephone, in which event you should issue written instructions to ABIS. ABIS is not responsible for the authenticity of telephone requests to purchase, sell, or exchange shares. ABIS will employ reasonable procedures to verify that telephone requests are genuine, and could be liable for losses resulting from unauthorized transactions if it failed to do so. Dealers and agents may charge a commission for handling telephone requests. The telephone service may be suspended or terminated at any time without notice.
Shareholder Services. ABIS offers a variety of shareholder services. For more information about these services or your account, call ABIS’s toll-free number, (800) 221‑5672. Some services are described in the Mutual Fund Application.
Householding. Many shareholders of the AB Mutual Funds have family members living in the same home who also own shares of the same Portfolios. In order to reduce the amount of duplicative mail that is sent to homes with more than one fund account and to reduce expenses of the Portfolio, all AB Mutual Funds will, until notified otherwise, send only one copy of each prospectus, shareholder report and proxy statement to each household address. This process, known as “householding”, does not apply to account statements, confirmations, or personal tax information. If you do not wish to participate in householding, or wish to discontinue householding at any time, call ABIS at (800) 221‑5672. We will resume separate mailings for your account within 30 days of your request.

GLOSSARY

This Prospectus uses the following terms.
AMT is the federal alternative minimum tax.
AMT‑Subject bonds are municipal securities paying interest that is an item of “tax preference” and thus subject to the AMT when received by a person in a tax year during which the person is subject to the AMT. These securities are primarily private activity bonds, including revenue bonds.
Bonds are interest-bearing or discounted securities that obligate the issuer to pay the bond holder a specified sum of money, usually at specified intervals, and to repay the principal amount of the loan at maturity.
Municipal securities are debt obligations issued by states, territories and possessions of the United States and the District of Columbia, and their political subdivisions, duly constituted authorities and corporations. Municipal securities include municipal bonds, which are intended to meet longer-term capital needs and municipal notes, which are intended to fulfill short-term capital needs.
Nationally Recognized Statistical Rating Organizations, or NRSROs, are credit rating agencies registered with the SEC. NRSROs assess the creditworthiness of an obligor as an entity or with respect to specific securities or money market instruments. A list of credit rating agencies currently registered as NRSROs can be found on the SEC’s website (http://www.sec.gov).
Bloomberg Municipal Bond Index is an unmanaged index comprising a broad range of investment-grade municipal bonds having remaining maturities of greater than one year.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand each Portfolio’s financial performance for the past five years. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). Each Portfolio’s financial statements have been audited by Ernst & Young LLP, the independent registered public accounting firm. The report of the independent registered public accounting firm, along with each Portfolio’s financial statements, is included in each Portfolio’s annual report, which is available upon request.

AB National Portfolio

	CLASS A
	Year Ended May 31,
	2022	2021	2020	2019	2018
Net asset value, beginning of period	$10.77	$10.20	$10.38	$10.15	$10.30

Income From Investment Operations
Net investment income(a)(b)	.22	.23	.27	.29	.30
Net realized and unrealized gain (loss) on investment transactions	(.91)	.58	(.19)	.23	(.15)

Net increase (decrease) in net asset value from operations	(.69)	.81	.08	.52	.15

Less: Dividends
Dividends from net investment income	(.20)	(.24)	(.26)	(.29)	(.30)

Net asset value, end of period	$9.88	$10.77	$10.20	$10.38	$10.15

Total Return
Total investment return based on net asset value(c)	(6.45)%	8.00%	.80%	5.23%	1.48%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$508,814	$590,789	$549,816	$572,911	$585,549
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.75%	.75%	.75%	.75%	.75%
Expenses, before waivers/reimbursements(d)	.77%	.78%	.78%	.79%	.80%
Net investment income(a)	2.05%	2.21%	2.57%	2.87%	2.93%
Portfolio turnover rate	12%	24%	28%	19%	18%

	CLASS C
	Year Ended May 31,
	2022	2021	2020	2019	2018
Net asset value, beginning of period	$10.76	$10.19	$10.37	$10.14	$10.29

Income From Investment Operations
Net investment income(a)(b)	.14	.16	.19	.21	.22
Net realized and unrealized gain (loss) on investment transactions	(.90)	.57	(.18)	.24	(.15)

Net increase (decrease) in net asset value from operations	(.76)	.73	.01	.45	.07

Less: Dividends
Dividends from net investment income	(.13)	(.16)	(.19)	(.22)	(.22)

Net asset value, end of period	$9.87	$10.76	$10.19	$10.37	$10.14

Total Return
Total investment return based on net asset value(c)	(7.16)%	7.20%	.05%	4.45%	.72%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$32,583	$52,879	$64,573	$75,942	$89,963
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.50%	1.50%	1.50%	1.50%	1.50%
Expenses, before waivers/reimbursements(d)	1.52%	1.53%	1.54%	1.54%	1.55%
Net investment income(a)	1.30%	1.48%	1.82%	2.12%	2.19%
Portfolio turnover rate	12%	24%	28%	19%	18%
See footnotes on pages 84 through 85.

	ADVISOR CLASS
	Year Ended May 31,
	2022	2021	2020	2019	2018
Net asset value, beginning of period	$10.77	$10.20	$10.38	$10.15	$10.30

Income From Investment Operations
Net investment income(a)(b)	.24	.26	.29	.31	.32
Net realized and unrealized gain (loss) on investment transactions	(.90)	.58	(.18)	.24	(.14)

Net increase (decrease) in net asset value from operations	(.66)	.84	.11	.55	.18

Less: Dividends
Dividends from net investment income	(.23)	(.27)	(.29)	(.32)	(.33)

Net asset value, end of period	$9.88	$10.77	$10.20	$10.38	$10.15

Total Return
Total investment return based on net asset value(c)	(6.22)%	8.27%	1.05%	5.49%	1.73%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,270,573	$1,209,849	$1,001,776	$853,908	$656,958
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.50%	.50%	.50%	.50%	.50%
Expenses, before waivers/reimbursements(d)	.52%	.53%	.53%	.54%	.55%
Net investment income(a)	2.31%	2.45%	2.81%	3.11%	3.18%
Portfolio turnover rate	12%	24%	28%	19%	18%
See footnotes on pages 84 through 85.

AB High Income Municipal Portfolio

	CLASS A
	Year Ended May 31,
	2022	2021	2020	2019	2018
Net asset value, beginning of period	$12.25	$10.90	$11.65	$11.39	$11.34

Income From Investment Operations
Net investment income(a)(b)	.37	.39	.42	.43	.45
Net realized and unrealized gain (loss) on investment transactions	(1.29)	1.36	(.74)	.30	.05
Contributions from affiliates	.00 (e)	– 0 –	– 0 –	– 0 –	– 0 –

Net increase (decrease) in net asset value from operations	(.92)	1.75	(.32)	.73	.50

Less: Dividends
Dividends from net investment income	(.37)	(.40)	(.43)	(.47)	(.45)

Net asset value, end of period	$10.96	$12.25	$10.90	$11.65	$11.39

Total Return
Total investment return based on net asset value(c)	(7.68)%	16.40%	(2.97)%	6.64%	4.50%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$769,846	$899,274	$680,380	$754,555	$755,327
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.85%	.85%	.85%	.87%	.87%
Expenses, before waivers/reimbursements(d)	.85%	.85%	.85%	.88%	.88%
Net investment income(a)	3.06%	3.27%	3.59%	3.81%	3.95%
Portfolio turnover rate	16%	16%	22%	23%	22%

	CLASS C
	Year Ended May 31,
	2022	2021	2020	2019	2018
Net asset value, beginning of period	$12.25	$10.89	$11.65	$11.39	$11.33

Income From Investment Operations
Net investment income(a)(b)	.28	.30	.33	.35	.36
Net realized and unrealized gain (loss) on investment transactions	(1.30)	1.38	(.74)	.30	.07
Contributions from affiliates	.00 (e)	– 0 –	– 0 –	– 0 –	– 0 –

Net increase (decrease) in net asset value from operations	(1.02)	1.68	(.41)	.65	.43

Less: Dividends
Dividends from net investment income	(.28)	(.32)	(.35)	(.39)	(.37)

Net asset value, end of period	$10.95	$12.25	$10.89	$11.65	$11.39

Total Return
Total investment return based on net asset value(c)	(8.46)%	15.53%	(3.69)%	5.85%	3.82%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$113,046	$177,019	$217,533	$273,186	$290,311
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.60%	1.60%	1.60%	1.62%	1.62%
Expenses, before waivers/reimbursements(d)	1.60%	1.61%	1.60%	1.63%	1.63%
Net investment income(a)	2.30%	2.54%	2.85%	3.06%	3.20%
Portfolio turnover rate	16%	16%	22%	23%	22%
See footnotes on pages 84 through 85.

	ADVISOR CLASS
	Year Ended May 31,
	2022	2021	2020	2019	2018
Net asset value, beginning of period	$12.25	$10.89	$11.65	$11.38	$11.33

Income From Investment Operations
Net investment income(a)(b)	.40	.42	.45	.46	.48
Net realized and unrealized gain (loss) on investment transactions	(1.30)	1.37	(.75)	.31	.05
Contributions from affiliates	.00 (e)	– 0 –	– 0 –	– 0 –	– 0 –

Net increase (decrease) in net asset value from operations	(.90)	1.79	(.30)	.77	.53

Less: Dividends
Dividends from net investment income	(.40)	(.43)	(.46)	(.50)	(.48)

Net asset value, end of period	$10.95	$12.25	$10.89	$11.65	$11.38

Total Return
Total investment return based on net asset value(c)	(7.53)%	16.70%	(2.72)%	7.00%	4.76%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,609,004	$2,618,340	$1,872,364	$1,975,651	$1,593,859
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.60%	.60%	.60%	.62%	.62%
Expenses, before waivers/reimbursements(d)	.60%	.60%	.60%	.63%	.63%
Net investment income(a)	3.32%	3.52%	3.84%	4.05%	4.20%
Portfolio turnover rate	16%	16%	22%	23%	22%

	CLASS Z
	Year Ended May 31,			October 1, 2018(f) to May 31, 2019
	2022	2021	2020
Net asset value, beginning of period	$12.26	$10.90	$11.65	$11.27

Income From Investment Operations
Net investment income(a)(b)	.40	.42	.43	.31
Net realized and unrealized gain (loss) on investment transactions	(1.30)	1.37	(.71)	.42
Contributions from affiliates	.00 (e)	– 0 –	– 0 –	– 0 –

Net increase (decrease) in net asset value from operations	(.90)	1.79	(.28)	.73

Less: Dividends
Dividends from net investment income	(.40)	(.43)	(.47)	(.35)

Net asset value, end of period	$10.96	$12.26	$10.90	$11.65

Total Return
Total investment return based on net asset value(c)	(7.52)%	16.69%	(2.60)%	6.59%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,231	$1,845	$2,085	$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.59%	.59%	.60%	.65	%^
Expenses, before waivers/reimbursements(d)	.59%	.59%	.61%	.65	%^
Net investment income(a)	3.32%	3.55%	4.11%	4.11	%^
Portfolio turnover rate	16%	16%	22%	23%
See footnotes on pages 84 through 85.

AB California Portfolio

	CLASS A
	Year Ended May 31,
	2022	2021	2020	2019	2018
Net asset value, beginning of period	$11.57	$10.96	$11.21	$11.06	$11.25

Income From Investment Operations
Net investment income(a)(b)	.24	.29	.33	.37	.37
Net realized and unrealized gain (loss) on investment transactions	(.99)	.61	(.25)	.15	(.20)

Net increase (decrease) in net asset value from operations	(.75)	.90	.08	.52	.17

Less: Dividends
Dividends from net investment income	(.22)	(.29)	(.33)	(.37)	(.36)

Net asset value, end of period	$10.60	$11.57	$10.96	$11.21	$11.06

Total Return
Total investment return based on net asset value(c)	(6.57)%	8.30%	.68%	4.84%	1.55%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$481,440	$547,704	$494,992	$482,499	$465,581
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.75%	.75%	.75%	.75%	.76%
Expenses, before waivers/reimbursements(d)	.76%	.77%	.78%	.80%	.80%
Net investment income(a)	2.09%	2.54%	2.96%	3.38%	3.28%
Portfolio turnover rate	17%	23%	16%	13%	14%

	CLASS C
	Year Ended May 31,
	2022	2021	2020	2019	2018
Net asset value, beginning of period	$11.56	$10.96	$11.21	$11.05	$11.24

Income From Investment Operations
Net investment income(a)(b)	.15	.20	.25	.29	.28
Net realized and unrealized gain (loss) on investment transactions	(.97)	.61	(.26)	.16	(.19)

Net increase (decrease) in net asset value from operations	(.82)	.81	(.01)	.45	.09

Less: Dividends
Dividends from net investment income	(.14)	(.21)	(.24)	(.29)	(.28)

Net asset value, end of period	$10.60	$11.56	$10.96	$11.21	$11.05

Total Return
Total investment return based on net asset value(c)	(7.19)%	7.40%	(.08)%	4.15%	.79%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$28,401	$41,511	$42,622	$44,421	$48,977
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.50%	1.50%	1.50%	1.50%	1.51%
Expenses, before waivers/reimbursements(d)	1.51%	1.52%	1.53%	1.55%	1.55%
Net investment income(a)	1.33%	1.80%	2.21%	2.63%	2.53%
Portfolio turnover rate	17%	23%	16%	13%	14%
See footnotes on pages 84 through 85.

	ADVISOR CLASS
	Year Ended May 31,
	2022	2021	2020	2019	2018
Net asset value, beginning of period	$11.57	$10.96	$11.21	$11.06	$11.25

Income From Investment Operations
Net investment income(a)(b)	.26	.32	.36	.40	.39
Net realized and unrealized gain (loss) on investment transactions	(.98)	.61	(.26)	.15	(.19)

Net increase (decrease) in net asset value from operations	(.72)	.93	.10	.55	.20

Less: Dividends
Dividends from net investment income	(.25)	(.32)	(.35)	(.40)	(.39)

Net asset value, end of period	$10.60	$11.57	$10.96	$11.21	$11.06

Total Return
Total investment return based on net asset value(c)	(6.34)%	8.57%	.93%	5.10%	1.80%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$464,558	$451,056	$381,036	$279,106	$184,599
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.50%	.50%	.50%	.51%	.51%
Expenses, before waivers/reimbursements(d)	.51%	.52%	.53%	.55%	.55%
Net investment income(a)	2.34%	2.78%	3.20%	3.63%	3.52%
Portfolio turnover rate	17%	23%	16%	13%	14%
See footnotes on pages 84 through 85.

AB New York Portfolio

	CLASS A
	Year Ended May 31,
	2022	2021	2020	2019	2018
Net asset value, beginning of period	$10.34	$9.70	$10.05	$9.82	$10.01

Income From Investment Operations
Net investment income(a)(b)	.22	.23	.26	.29	.28
Net realized and unrealized gain (loss) on investment transactions	(.86)	.65	(.35)	.23	(.19)

Net increase (decrease) in net asset value from operations	(.64)	.88	(.09)	.52	.09

Less: Dividends
Dividends from net investment income	(.21)	(.24)	(.26)	(.29)	(.28)

Net asset value, end of period	$9.49	$10.34	$9.70	$10.05	$9.82

Total Return
Total investment return based on net asset value(c)	(6.29)%	9.13%	(.92)%	5.37%	.95%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$380,361	$421,752	$414,853	$440,361	$428,147
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.75%	.75%	.75%	.76%	.75%
Expenses, before waivers/reimbursements(d)	.79%	.80%	.80%	.82%	.81%
Net investment income(a)	2.17%	2.31%	2.64%	2.92%	2.86%
Portfolio turnover rate	16%	22%	23%	15%	11%

	CLASS C
	Year Ended May 31,
	2022	2021	2020	2019	2018
Net asset value, beginning of period	$10.33	$9.69	$10.04	$9.81	$10.01

Income From Investment Operations
Net investment income(a)(b)	.14	.16	.19	.21	.21
Net realized and unrealized gain (loss) on investment transactions	(.85)	.64	(.35)	.23	(.20)

Net increase (decrease) in net asset value from operations	(.71)	.80	(.16)	.44	.01

Less: Dividends
Dividends from net investment income	(.13)	(.16)	(.19)	(.21)	(.21)

Net asset value, end of period	$9.49	$10.33	$9.69	$10.04	$9.81

Total Return
Total investment return based on net asset value(c)	(6.91)%	8.33%	(1.66)%	4.59%	.09%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$24,089	$39,563	$44,221	$51,764	$61,179
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.50%	1.50%	1.50%	1.51%	1.50%
Expenses, before waivers/reimbursements(d)	1.54%	1.55%	1.55%	1.57%	1.56%
Net investment income(a)	1.41%	1.56%	1.89%	2.18%	2.11%
Portfolio turnover rate	16%	22%	23%	15%	11%
See footnotes on pages 84 through 85.

	ADVISOR CLASS
	Year Ended May 31,
	2022	2021	2020	2019	2018
Net asset value, beginning of period	$10.34	$9.70	$10.05	$9.82	$10.02

Income From Investment Operations
Net investment income(a)(b)	.25	.26	.29	.31	.31
Net realized and unrealized gain (loss) on investment transactions	(.87)	.64	(.35)	.23	(.20)

Net increase (decrease) in net asset value from operations	(.62)	.90	(.06)	.54	.11

Less: Dividends
Dividends from net investment income	(.23)	(.26)	(.29)	(.31)	(.31)

Net asset value, end of period	$9.49	$10.34	$9.70	$10.05	$9.82

Total Return
Total investment return based on net asset value(c)	(6.06)%	9.40%	(.67)%	5.63%	1.20%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$192,990	$187,212	$145,160	$135,701	$111,151
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.50%	.50%	.50%	.51%	.50%
Expenses, before waivers/reimbursements(d)	.54%	.55%	.55%	.57%	.56%
Net investment income(a)	2.42%	2.55%	2.89%	3.17%	3.11%
Portfolio turnover rate	16%	22%	23%	15%	11%

(a)	Net of expenses waived/reimbursed by the Adviser.

(b)	Based on average shares outstanding.

(c)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(d)	The expense ratios presented below exclude interest/bank overdraft expense:

	Year Ended May 31,
	2022	2021	2020	2019		2018
AB California Portfolio
Class A
Net of waivers/reimbursements	.75%	.75%	.75%	.75%		.75%
Before waivers/reimbursements	.76%	.77%	.78%	.79%		.79%
Class C
Net of waivers/reimbursements	1.50%	1.50%	1.50%	1.50%		1.50%
Before waivers/reimbursements	1.51%	1.52%	1.53%	1.54%		1.54%
Advisor Class
Net of waivers/reimbursements	.50%	.50%	.50%	.50%		.50%
Before waivers/reimbursements	.51%	.52%	.53%	.54%		.54%

	Year Ended May 31,
	2022	2021	2020	2019		2018
AB High Income Municipal Portfolio
Class A
Net of waivers/reimbursements	.78%	.79%	.80%	.80%		.80%
Before waivers/reimbursements	.78%	.80%	.80%	.81%		.81%
Class C
Net of waivers/reimbursements	1.53%	1.55%	1.55%	1.55%		1.55%
Before waivers/reimbursements	1.53%	1.55%	1.55%	1.56%		1.56%
Advisor Class
Net of waivers/reimbursements	.53%	.55%	.55%	.55%		.55%
Before waivers/reimbursements	.53%	.55%	.55%	.55%		.56%
Class Z(f)
Net of waivers/reimbursements	.52%	.53%	.55%	.53%	^	N/A
Before waivers/reimbursements	.53%	.54%	.56%	.53%	^	N/A

	Year Ended May 31,
	2022	2021	2020	2019	2018
AB National Portfolio
Class A
Net of waivers/reimbursements	.75%	.75%	.75%	.75%	.75%
Before waivers/reimbursements	.77%	.78%	.78%	.79%	.80%
Class C
Net of waivers/reimbursements	1.50%	1.50%	1.50%	1.50%	1.50%
Before waivers/reimbursements	1.52%	1.53%	1.54%	1.54%	1.55%
Advisor Class
Net of waivers/reimbursements	.50%	.50%	.50%	.50%	.50%
Before waivers/reimbursements	.52%	.53%	.53%	.54%	.55%

	Year Ended May 31,
	2022	2021	2020	2019	2018
AB New York Portfolio
Class A
Net of waivers/reimbursements	.75%	.75%	.75%	.75%	.75%
Before waivers/reimbursements	.79%	.80%	.80%	.81%	.81%
Class C
Net of waivers/reimbursements	1.50%	1.50%	1.50%	1.50%	1.50%
Before waivers/reimbursements	1.54%	1.55%	1.55%	1.56%	1.56%
Advisor Class
Net of waivers/reimbursements	.50%	.50%	.50%	.50%	.50%
Before waivers/reimbursements	.54%	.55%	.55%	.56%	.56%

(e)	Amount is less than $.005.

(f)	Commencement of distribution as of October 1, 2018.

^	Annualized.

AB Arizona Portfolio

	CLASS A
	Year Ended May 31,
	2022	2021	2020	2019	2018
Net asset value, beginning of period	$11.43	$11.01	$11.22	$10.98	$11.16

Income From Investment Operations
Net investment income(a)(b)	.26	.28	.30	.32	.32
Net realized and unrealized gain (loss) on investment transactions	(.89)	.43	(.21)	.24	(.18)

Net increase (decrease) in net asset value from operations	(.63)	.71	.09	.56	.14

Less: Dividends
Dividends from net investment income	(.26)	(.29)	(.30)	(.32)	(.32)

Net asset value, end of period	$10.54	$11.43	$11.01	$11.22	$10.98

Total Return
Total investment return based on net asset value(c)	(5.63)%	6.47%	.77%	5.19%	1.30%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$98,963	$109,779	$105,315	$105,254	$102,020
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.78%	.78%	.78%	.78%	.79%
Expenses, before waivers/reimbursements(d)	.99%	1.02%	1.00%	1.01%	1.00%
Net investment income(b)	2.34%	2.47%	2.69%	2.90%	2.92%
Portfolio turnover rate	7%	6%	13%	12%	12%

	CLASS C
	Year Ended May 31,
	2022	2021	2020	2019	2018
Net asset value, beginning of period	$11.41	$10.99	$11.20	$10.96	$11.14

Income From Investment Operations
Net investment income(a)(b)	.18	.20	.22	.24	.24
Net realized and unrealized gain (loss) on investment transactions	(.89)	.42	(.22)	.24	(.18)

Net increase (decrease) in net asset value from operations	(.71)	.62	– 0 –	.48	.06

Less: Dividends
Dividends from net investment income	(.17)	(.20)	(.21)	(.24)	(.24)

Net asset value, end of period	$10.53	$11.41	$10.99	$11.20	$10.96

Total Return
Total investment return based on net asset value(c)	(6.26)%	5.68%	.02%	4.41%	.55%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$4,585	$5,901	$8,935	$12,211	$16,254
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.53%	1.53%	1.53%	1.53%	1.54%
Expenses, before waivers/reimbursements(d)	1.74%	1.77%	1.75%	1.76%	1.75%
Net investment income(b)	1.59%	1.73%	1.95%	2.15%	2.18%
Portfolio turnover rate	7%	6%	13%	12%	12%
See footnotes on pages 95 through 96.

	ADVISOR CLASS
	Year Ended May 31, 2022	March 25 2021(e) to May 31, 2021
Net asset value, beginning of period	$11.43	$11.30

Income From Investment Operations
Net investment income(a)(b)	.29	.06
Net realized and unrealized gain (loss) on investment transactions	(.89)	.13

Net increase (decrease) in net asset value from operations	(.60)	.19

Dividends from net investment income	(.29)	(.06)

Net asset value, end of period	$10.54	$11.43

Total Return
Total investment return based on net asset value(c)	(5.39)%	1.66%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$8,182	$3,859
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.53%	.53	%^
Expenses, before waivers/reimbursements(d)	.74%	1.00	%^
Net investment income(b)	2.60%	2.70	%^
Portfolio turnover rate	7%	6%
See footnotes on pages 95 through 96.

AB Massachusetts Portfolio

	CLASS A
	Year Ended May 31,
	2022	2021	2020	2019	2018
Net asset value, beginning of period	$11.66	$11.15	$11.28	$11.09	$11.35

Income From Investment Operations
Net investment income(a)(b)	.24	.27	.31	.33	.32
Net realized and unrealized gain (loss) on investment transactions	(1.00)	.52	(.12)	.19	(.24)

Net increase (decrease) in net asset value from operations	(.76)	.79	.19	.52	.08

Less: Dividends and Distributions
Dividends from net investment income	(.24)	(.28)	(.32)	(.33)	(.33)
Distributions from net realized gain on investment transactions	– 0 –	– 0 –	– 0 –	– 0 –	(.01)

Total dividends and distributions	(.24)	(.28)	(.32)	(.33)	(.34)

Net asset value, end of period	$10.66	$11.66	$11.15	$11.28	$11.09

Total Return
Total investment return based on net asset value(c)	(6.63)%	7.15%	1.67%	4.76%	.75%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$104,117	$121,419	$114,592	$126,955	$141,078
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.77%	.77%	.77%	.78%	.78%
Expenses, before waivers/reimbursements(d)	.87%	.90%	.90%	.90%	.89%
Net investment income(b)	2.08%	2.36%	2.76%	2.95%	2.89%
Portfolio turnover rate	11%	4%	13%	12%	19%

	CLASS C
	Year Ended May 31,
	2022	2021	2020	2019	2018
Net asset value, beginning of period	$11.64	$11.13	$11.26	$11.07	$11.33

Income From Investment Operations
Net investment income(a)(b)	.15	.19	.23	.24	.24
Net realized and unrealized gain (loss) on investment transactions	(1.00)	.51	(.13)	.20	(.24)

Net increase (decrease) in net asset value from operations	(.85)	.70	.10	.44	.00 (f)

Less: Dividends and Distributions
Dividends from net investment income	(.15)	(.19)	(.23)	(.25)	(.25)
Distributions from net realized gain on investment transactions	– 0 –	– 0 –	– 0 –	– 0 –	(.01)

Total dividends and distributions	(.15)	(.19)	(.23)	(.25)	(.26)

Net asset value, end of period	$10.64	$11.64	$11.13	$11.26	$11.07

Total Return
Total investment return based on net asset value(c)	(7.35)%	6.36%	.91%	3.99%	(.01)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$8,904	$16,789	$22,940	$29,381	$36,735
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.52%	1.52%	1.52%	1.53%	1.53%
Expenses, before waivers/reimbursements(d)	1.62%	1.65%	1.65%	1.65%	1.64%
Net investment income(b)	1.32%	1.62%	2.02%	2.20%	2.14%
Portfolio turnover rate	11%	4%	13%	12%	19%
See footnotes on pages 95 through 96.

	ADVISOR CLASS
	Year Ended May 31,
	2022	2021	2020	2019	2018
Net asset value, beginning of period	$11.66	$11.15	$11.27	$11.08	$11.34

Income From Investment Operations
Net investment income(a)(b)	.27	.30	.34	.35	.35
Net realized and unrealized gain (loss) on investment transactions	(1.00)	.52	(.11)	.20	(.24)

Net increase (decrease) in net asset value from operations	(.73)	.82	.23	.55	.11

Less: Dividends and Distributions
Dividends from net investment income	(.27)	(.31)	(.35)	(.36)	(.36)
Distributions from net realized gain on investment transactions	– 0 –	– 0 –	– 0 –	– 0 –	(.01)

Total dividends and distributions	(.27)	(.31)	(.35)	(.36)	(.37)

Net asset value, end of period	$10.66	$11.66	$11.15	$11.27	$11.08

Total Return
Total investment return based on net asset value(c)	(6.39)%	7.42%	2.01%	5.03%	1.00%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$109,141	$78,396	$61,825	$57,879	$50,825
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.52%	.52%	.52%	.53%	.54%
Expenses, before waivers/reimbursements(d)	.62%	.65%	.65%	.65%	.64%
Net investment income(b)	2.34%	2.61%	3.00%	3.20%	3.14%
Portfolio turnover rate	11%	4%	13%	12%	19%
See footnotes on pages 95 through 96.

AB Minnesota Portfolio

	CLASS A
	Year Ended May 31,
	2022	2021	2020	2019	2018
Net asset value, beginning of period	$10.56	$10.32	$10.33	$10.11	$10.33

Income From Investment Operations
Net investment income(a)(b)	.21	.22	.25	.28	.28
Net realized and unrealized gain (loss) on investment transactions	(.82)	.28	.01 (g)	.22	(.21)

Net increase (decrease) in net asset value from operations	(.61)	.50	.26	.50	.07

Less: Dividends and Distributions
Dividends from net investment income	(.21)	(.26)	(.27)	(.28)	(.28)
Distributions from net realized gain on investment transactions	– 0 –	– 0 –	– 0 –	– 0 –	(.01)

Total dividends and distributions	(.21)	(.26)	(.27)	(.28)	(.29)

Net asset value, end of period	$9.74	$10.56	$10.32	$10.33	$10.11

Total Return
Total investment return based on net asset value(c)	(5.85)%	4.87%	2.51%	5.01%	.69%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$47,331	$54,933	$49,723	$51,638	$60,997
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.85%	.85%	.85%	.87%	.86%
Expenses, before waivers/reimbursements(d)	1.10%	1.22%	1.26%	1.27%	1.17%
Net investment income(b)	2.01%	2.07%	2.44%	2.73%	2.77%
Portfolio turnover rate	9%	5%	10%	14%	16%

	CLASS C
	Year Ended May 31,
	2022	2021	2020	2019	2018
Net asset value, beginning of period	$10.57	$10.33	$10.35	$10.12	$10.34

Income From Investment Operations
Net investment income(a)(b)	.13	.14	.18	.20	.21
Net realized and unrealized gain (loss) on investment transactions	(.82)	.28	(.01)	.23	(.22)

Net increase (decrease) in net asset value from operations	(.69)	.42	.17	.43	(.01)

Less: Dividends and Distributions
Dividends from net investment income	(.13)	(.18)	(.19)	(.20)	(.20)
Distributions from net realized gain on investment transactions	– 0 –	– 0 –	– 0 –	– 0 –	(.01)

Total dividends and distributions	(.13)	(.18)	(.19)	(.20)	(.21)

Net asset value, end of period	$9.75	$10.57	$10.33	$10.35	$10.12

Total Return
Total investment return based on net asset value(c)	(6.56)%	4.08%	1.64%	4.32%	(.06)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,018	$4,420	$4,922	$6,226	$8,164
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.60%	1.60%	1.60%	1.62%	1.61%
Expenses, before waivers/reimbursements(d)	1.86%	1.97%	2.02%	2.02%	1.92%
Net investment income(b)	1.25%	1.31%	1.69%	1.98%	2.02%
Portfolio turnover rate	9%	5%	10%	14%	16%
See footnotes on pages 95 through 96.

AB New Jersey Portfolio

	CLASS A
	Year Ended May 31,
	2022	2021	2020	2019	2018
Net asset value, beginning of period	$10.13	$9.59	$9.84	$9.63	$9.78

Income From Investment Operations
Net investment income(a)(b)	.27	.28	.30	.31	.31
Net realized and unrealized gain (loss) on investment transactions	(.84)	.55	(.25)	.21	(.15)

Net increase (decrease) in net asset value from operations	(.57)	.83	.05	.52	.16

Less: Dividends
Dividends from net investment income	(.27)	(.29)	(.30)	(.31)	(.31)

Net asset value, end of period	$9.29	$10.13	$9.59	$9.84	$9.63

Total Return
Total investment return based on net asset value(c)	(5.71)%	8.74%	.50%	5.53%	1.65%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$62,000	$70,145	$66,446	$79,995	$93,552
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.82%	.82%	.84%	.84%	.83%
Expenses, before waivers/reimbursements(d)	1.15%	1.14%	1.12%	1.07%	1.03%
Net investment income(b)	2.70%	2.78%	3.09%	3.23%	3.18%
Portfolio turnover rate	21%	22%	10%	8%	26%

	CLASS C
	Year Ended May 31,
	2022	2021	2020	2019	2018
Net asset value, beginning of period	$10.13	$9.60	$9.85	$9.64	$9.79

Income From Investment Operations
Net investment income(a)(b)	.19	.20	.23	.24	.24
Net realized and unrealized gain (loss) on investment transactions	(.82)	.54	(.25)	.21	(.15)

Net increase (decrease) in net asset value from operations	(.63)	.74	(.02)	.45	.09

Less: Dividends
Dividends from net investment income	(.20)	(.21)	(.23)	(.24)	(.24)

Net asset value, end of period	$9.30	$10.13	$9.60	$9.85	$9.64

Total Return
Total investment return based on net asset value(c)	(6.33)%	7.81%	(.25)%	4.74%	.89%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,357	$5,269	$7,891	$10,244	$14,007
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.57%	1.57%	1.59%	1.59%	1.58%
Expenses, before waivers/reimbursements(d)	1.89%	1.89%	1.87%	1.82%	1.77%
Net investment income(b)	1.92%	2.05%	2.34%	2.48%	2.42%
Portfolio turnover rate	21%	22%	10%	8%	26%
See footnotes on pages 95 through 96.

AB Ohio Portfolio

	CLASS A
	Year Ended May 31,
	2022	2021	2020	2019	2018
Net asset value, beginning of period	$10.34	$9.88	$10.01	$9.83	$10.05

Income From Investment Operations
Net investment income(a)(b)	.23	.26	.28	.28	.28
Net realized and unrealized gain (loss) on investment transactions	(.84)	.46	(.13)	.19	(.22)

Net increase (decrease) in net asset value from operations	(.61)	.72	.15	.47	.06

Less: Dividends
Dividends from net investment income	(.23)	(.26)	(.28)	(.29)	(.28)

Net asset value, end of period	$9.50	$10.34	$9.88	$10.01	$9.83

Total Return
Total investment return based on net asset value(c)	(6.04)%	7.40%	1.45%	4.82%	.58%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$71,345	$69,533	$66,573	$75,542	$79,767
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.80%	.80%	.81%	.81%	.80%
Expenses, before waivers/reimbursements(d)	1.15%	1.16%	1.13%	1.11%	1.07%
Net investment income(b)	2.32%	2.52%	2.78%	2.90%	2.81%
Portfolio turnover rate	15%	17%	19%	8%	12%

	CLASS C
	Year Ended May 31,
	2022	2021	2020	2019	2018
Net asset value, beginning of period	$10.34	$9.88	$10.01	$9.83	$10.04

Income From Investment Operations
Net investment income(a)(b)	.16	.18	.20	.21	.20
Net realized and unrealized gain (loss) on investment transactions	(.86)	.47	(.13)	.18	(.21)

Net increase (decrease) in net asset value from operations	(.70)	.65	.07	.39	(.01)

Less: Dividends
Dividends from net investment income	(.15)	(.19)	(.20)	(.21)	(.20)

Net asset value, end of period	$9.49	$10.34	$9.88	$10.01	$9.83

Total Return
Total investment return based on net asset value(c)	(6.85)%	6.60%	.70%	4.04%	(.07)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,870	$3,986	$5,728	$8,040	$11,967
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.55%	1.55%	1.56%	1.56%	1.55%
Expenses, before waivers/reimbursements(d)	1.90%	1.91%	1.88%	1.86%	1.82%
Net investment income(b)	1.55%	1.78%	2.03%	2.15%	2.06%
Portfolio turnover rate	15%	17%	19%	8%	12%
See footnotes on pages 95 through 96.

AB Pennsylvania Portfolio

	CLASS A
	Year Ended May 31,
	2022	2021	2020	2019	2018
Net asset value, beginning of period	$10.90	$10.45	$10.55	$10.35	$10.54

Income From Investment Operations
Net investment income(a)(b)	.26	.28	.31	.32	.30
Net realized and unrealized gain (loss) on investment transactions	(.93)	.46	(.11)	.20	(.19)

Net increase (decrease) in net asset value from operations	(.67)	.74	.20	.52	.11

Less: Dividends
Dividends from net investment income	(.27)	(.29)	(.30)	(.32)	(.30)

Net asset value, end of period	$9.96	$10.90	$10.45	$10.55	$10.35

Total Return
Total investment return based on net asset value(c)	(6.31)%	7.15%	1.95%	5.10%	1.10%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$57,968	$64,592	$66,575	$74,496	$80,666
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.85%	.85%	.85%	.86%	.86%
Expenses, before waivers/reimbursements(d)	1.18%	1.19%	1.14%	1.12%	1.09%
Net investment income(b)	2.46%	2.64%	2.91%	3.07%	2.91%
Portfolio turnover rate	13%	12%	11%	9%	38%

	CLASS C
	Year Ended May 31,
	2022	2021	2020	2019	2018
Net asset value, beginning of period	$10.91	$10.45	$10.56	$10.36	$10.55

Income From Investment Operations
Net investment income(a)(b)	.18	.20	.23	.24	.23
Net realized and unrealized gain (loss) on investment transactions	(.95)	.47	(.12)	.20	(.19)

Net increase (decrease) in net asset value from operations	(.77)	.67	.11	.44	.04

Less: Dividends
Dividends from net investment income	(.18)	(.21)	(.22)	(.24)	(.23)

Net asset value, end of period	$9.96	$10.91	$10.45	$10.56	$10.36

Total Return
Total investment return based on net asset value(c)	(7.11)%	6.45%	1.09%	4.31%	.35%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,056	$3,136	$4,181	$6,712	$8,686
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.60%	1.60%	1.60%	1.61%	1.61%
Expenses, before waivers/reimbursements(d)	1.93%	1.94%	1.89%	1.87%	1.84%
Net investment income(b)	1.70%	1.89%	2.16%	2.31%	2.16%
Portfolio turnover rate	13%	12%	11%	9%	38%
See footnotes on pages 95 through 96.

AB Virginia Portfolio

	CLASS A
	Year Ended May 31,
	2022	2021	2020	2019	2018
Net asset value, beginning of period	$11.61	$11.09	$11.19	$10.99	$11.19

Income From Investment Operations
Net investment income(a)(b)	.23	.26	.29	.32	.32
Net realized and unrealized gain (loss) on investment transactions	(.99)	.52	(.10)	.20	(.20)

Net increase (decrease) in net asset value from operations	(.76)	.78	.19	.52	.12

Less: Dividends
Dividends from net investment income	(.23)	(.26)	(.29)	(.32)	(.32)

Net asset value, end of period	$10.62	$11.61	$11.09	$11.19	$10.99

Total Return
Total investment return based on net asset value(c)	(6.64)%	7.10%	1.71%	4.80%	1.10%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$133,626	$147,660	$133,346	$127,353	$139,827
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.80%	.80%	.80%	.81%	.81%
Expenses, before waivers/reimbursements(d)	.86%	.89%	.90%	.90%	.89%
Net investment income(b)	2.04%	2.27%	2.62%	2.89%	2.85%
Portfolio turnover rate	13%	9%	16%	6%	18%

	CLASS C
	Year Ended May 31,
	2022	2021	2020	2019	2018
Net asset value, beginning of period	$11.58	$11.07	$11.16	$10.96	$11.16

Income From Investment Operations
Net investment income(a)(b)	.15	.17	.21	.23	.23
Net realized and unrealized gain (loss) on investment transactions	(1.00)	.51	(.09)	.21	(.19)

Net increase (decrease) in net asset value from operations	(.85)	.68	.12	.44	.04

Less: Dividends
Dividends from net investment income	(.14)	(.17)	(.21)	(.24)	(.24)

Net asset value, end of period	$10.59	$11.58	$11.07	$11.16	$10.96

Total Return
Total investment return based on net asset value(c)	(7.37)%	6.22%	1.04%	4.04%	.35%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$8,452	$13,118	$20,540	$27,759	$35,435
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.55%	1.55%	1.55%	1.56%	1.56%
Expenses, before waivers/reimbursements(d)	1.61%	1.64%	1.65%	1.66%	1.65%
Net investment income(b)	1.29%	1.53%	1.89%	2.15%	2.11%
Portfolio turnover rate	13%	9%	16%	6%	18%
See footnotes on pages 95 through 96.

	ADVISOR CLASS
	Year Ended May 31,
	2022	2021	2020	2019	2018
Net asset value, beginning of period	$11.61	$11.10	$11.20	$10.99	$11.19

Income From Investment Operations
Net investment income(a)(b)	.26	.29	.32	.34	.34
Net realized and unrealized gain (loss) on investment transactions	(.99)	.51	(.10)	.22	(.19)

Net increase (decrease) in net asset value from operations	(.73)	.80	.22	.56	.15

Less: Dividends
Dividends from net investment income	(.26)	(.29)	(.32)	(.35)	(.35)

Net asset value, end of period	$10.62	$11.61	$11.10	$11.20	$10.99

Total Return
Total investment return based on net asset value(c)	(6.41)%	7.27%	1.96%	5.16%	1.35%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$90,811	$75,692	$56,772	$55,678	$41,188
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.55%	.55%	.55%	.56%	.56%
Expenses, before waivers/reimbursements(d)	.61%	.64%	.65%	.65%	.64%
Net investment income(b)	2.30%	2.51%	2.87%	3.14%	3.10%
Portfolio turnover rate.	13%	9%	16%	6%	18%

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(d)	The expense ratios presented below exclude interest/bank overdraft expense:

	Year Ended May 31,
	2022	2021	2020	2019	2018
AB Arizona Portfolio
Class A
Net of waivers/reimbursements	.78%	.78%	.78%	.78%	.78%
Before waivers/reimbursements	.99%	1.02%	1.00%	1.00%	.99%
Class C
Net of waivers/reimbursements	1.53%	1.53%	1.53%	1.53%	1.53%
Before waivers/reimbursements	1.74%	1.77%	1.75%	1.75%	1.74%
Advisor Class
Net of waivers/reimbursements	.53%	.53%^	N/A	N/A	N/A
Before waivers/reimbursements	.74%	1.00%^	N/A	N/A	N/A

AB Massachusetts Portfolio
Class A
Net of waivers/reimbursements	.77%	.77%	.77%	.77%	.77%
Before waivers/reimbursements	.87%	.90%	.90%	.89%	.88%
Class C
Net of waivers/reimbursements	1.52%	1.52%	1.52%	1.52%	1.52%
Before waivers/reimbursements	1.62%	1.65%	1.65%	1.64%	1.63%
Advisor Class
Net of waivers/reimbursements	.52%	.52%	.52%	.52%	.52%
Before waivers/reimbursements	.62%	.65%	.65%	.64%	.63%

AB Minnesota Portfolio
Class A
Net of waivers/reimbursements	.85%	.85%	.85%	.85%	.85%
Before waivers/reimbursements	1.10%	1.22%	1.26%	1.26%	1.16%
Class C
Net of waivers/reimbursements	1.60%	1.60%	1.60%	1.60%	1.60%
Before waivers/reimbursements	1.86%	1.97%	2.02%	2.01%	1.91%

AB New Jersey Portfolio
Class A
Net of waivers/reimbursements	.82%	.82%	.82%	.82%	.82%
Before waivers/reimbursements	1.15%	1.14%	1.10%	1.05%	1.02%
Class C
Net of waivers/reimbursements	1.57%	1.57%	1.57%	1.57%	1.57%
Before waivers/reimbursements	1.89%	1.89%	1.85%	1.80%	1.77%

	Year Ended May 31,
	2022	2021	2020	2019	2018
AB Ohio Portfolio
Class A
Net of waivers/reimbursements	.80%	.80%	.80%	.80%	.80%
Before waivers/reimbursements	1.15%	1.16%	1.12%	1.10%	1.06%
Class C
Net of waivers/reimbursements	1.55%	1.55%	1.55%	1.55%	1.55%
Before waivers/reimbursements	1.90%	1.91%	1.87%	1.85%	1.82%

AB Pennsylvania Portfolio
Class A
Net of waivers/reimbursements	.85%	.85%	.85%	.85%	.85%
Before waivers/reimbursements	1.18%	1.19%	1.14%	1.11%	1.08%
Class C
Net of waivers/reimbursements	1.60%	1.60%	1.60%	1.60%	1.60%
Before waivers/reimbursements	1.93%	1.94%	1.89%	1.86%	1.83%

AB Virginia Portfolio
Class A
Net of waivers/reimbursements	.80%	.80%	.80%	.80%	.80%
Before waivers/reimbursements	.86%	.89%	.90%	.90%	.88%
Class C
Net of waivers/reimbursements	1.55%	1.55%	1.55%	1.55%	1.55%
Before waivers/reimbursements	1.61%	1.64%	1.65%	1.65%	1.64%
Advisor Class
Net of waivers/reimbursements	.55%	.55%	.55%	.55%	.55%
Before waivers/reimbursements	.61%	.64%	.65%	.65%	.63%

(e)	Commencement of distributions.

(f)	Amount is less than $.005.

(g)
Due to timing of sales and repurchase of capital shares, the net realized and unrealized gain (loss) per share is not in accordance with the Portfolio’s change in net realized and unrealized gain (loss) on investment transactions for the period.

^	Annualized.

APPENDIX A

Hypothetical Investment and Expense Information

The following supplemental hypothetical investment information provides additional information calculated and presented in a manner different from expense information found under “Fees and Expenses of the Portfolio” in this Prospectus, about the effect of a Portfolio’s expenses, including investment advisory fees and other Portfolio costs, on the Portfolio’s returns over a 10-year period. The chart shows the estimated expenses (net of any fee or expense waiver for the first year) that would be charged on a hypothetical investment of $10,000 in Class A shares of the Portfolio assuming a 5% return each year, including an initial sales charge of 3.00%. Except as otherwise indicated, the chart also assumes that the current annual expense ratio stays the same throughout the 10-year period. The current annual expense ratio for each Portfolio is the same as stated under “Fees and Expenses”. Additional information concerning the fees and expenses incurred by the Portfolio may be found at FINRA’s Fund Analyzer web page (available at https://tools.finra.org/fund_analyzer/). Your actual expenses may be higher or lower.
AB National Portfolio

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses*	Hypothetical Ending Investment
1	$10,000.00	$485.00	$10,185.00	$376.39	$10,108.61
2	10,108.61	505.43	10,614.04	81.73	10,532.31
3	10,532.31	526.62	11,058.93	85.15	10,973.78
4	10,973.78	548.69	11,522.47	88.72	11,433.75
5	11,433.75	571.69	12,005.44	92.44	11,913.00
6	11,913.00	595.65	12,508.65	96.32	12,412.33
7	12,412.33	620.62	13,032.95	100.35	12,932.60
8	12,932.60	646.63	13,579.23	104.56	13,474.67
9	13,474.67	673.73	14,148.40	108.94	14,039.46
10	14,039.46	701.97	14,741.43	113.51	14,627.92
Cumulative		$5,876.03		$1,248.11
AB High Income Municipal Portfolio

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$485.00	$10,185.00	$386.57	$10,098.43
2	10,098.43	504.92	10,603.35	90.13	10,513.22
3	10,513.22	525.66	11,038.88	93.83	10,945.05
4	10,945.05	547.25	11,492.30	97.68	11,394.62
5	11,394.62	569.73	11,964.35	101.70	11,862.65
6	11,862.65	593.13	12,455.78	105.87	12,349.91
7	12,349.91	617.50	12,967.41	110.22	12,857.19
8	12,857.19	642.86	13,500.05	114.75	13,385.30
9	13,385.30	669.27	14,054.57	119.46	13,935.11
10	13,935.11	696.76	14,631.87	124.37	14,507.50
Cumulative		$5,852.08		$1,344.58
AB California Portfolio

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses*	Hypothetical Ending Investment
1	$10,000.00	$485.00	$10,185.00	$376.39	$10,108.61
2	10,108.61	505.43	10,614.04	80.67	10,533.37
3	10,533.37	526.67	11,060.04	84.06	10,975.98
4	10,975.98	548.80	11,524.78	87.59	11,437.19
5	11,437.19	571.86	12,009.05	91.27	11,917.78
6	11,917.78	595.89	12,513.67	95.10	12,418.57
7	12,418.57	620.93	13,039.50	99.10	12,940.40
8	12,940.40	647.02	13,587.42	103.26	13,484.16
9	13,484.16	674.21	14,158.37	107.60	14,050.77
10	14,050.77	702.54	14,753.31	112.13	14,641.18
Cumulative		$5,878.35		$1,237.17

AB Arizona Portfolio

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses*	Hypothetical Ending Investment
1	$10,000.00	$485.00	$10,185.00	$379.44	$10,105.56
2	10,105.56	505.28	10,610.84	105.05	10,505.79
3	10,505.79	525.29	11,031.08	109.21	10,921.87
4	10,921.87	546.09	11,467.96	113.53	11,354.43
5	11,354.43	567.72	11,922.15	118.03	11,804.12
6	11,804.12	590.21	12,394.33	122.70	12,271.63
7	12,271.63	613.58	12,885.21	127.56	12,757.65
8	12,757.65	637.88	13,395.53	132.62	13,262.91
9	13,262.91	663.15	13,926.06	137.87	13,788.19
10	13,788.19	689.41	14,477.60	143.33	14,334.27
Cumulative		$5,823.61		$1,489.34
AB Massachusetts Portfolio

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses*	Hypothetical Ending Investment
1	$10,000.00	$485.00	$10,185.00	$378.42	$10,106.58
2	10,106.58	505.33	10,611.91	92.32	10,519.59
3	10,519.59	525.98	11,045.57	96.10	10,949.47
4	10,949.47	547.47	11,496.94	100.02	11,396.92
5	11,396.92	569.85	11,966.77	104.11	11,862.66
6	11,862.66	593.13	12,455.79	108.37	12,347.42
7	12,347.42	617.37	12,964.79	112.79	12,852.00
8	12,852.00	642.60	13,494.60	117.40	13,377.20
9	13,377.20	668.86	14,046.06	122.20	13,923.86
10	13,923.86	696.19	14,620.05	127.19	14,492.86
Cumulative		$5,851.78		$1,358.92
AB Minnesota Portfolio

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses*	Hypothetical Ending Investment
1	$10,000.00	$485.00	$10,185.00	$386.57	$10,098.43
2	10,098.43	504.92	10,603.35	134.66	10,468.69
3	10,468.69	523.43	10,992.12	139.60	10,852.52
4	10,852.52	542.63	11,395.15	144.72	11,250.43
5	11,250.43	562.52	11,812.95	150.02	11,662.93
6	11,662.93	583.15	12,246.08	155.53	12,090.55
7	12,090.55	604.53	12,695.08	161.23	12,533.85
8	12,533.85	626.69	13,160.54	167.14	12,993.40
9	12,993.40	649.67	13,643.07	173.27	13,469.80
10	13,469.80	673.49	14,143.29	179.62	13,963.67
Cumulative		$5,756.03		$1,792.36
AB New Jersey Portfolio

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses*	Hypothetical Ending Investment
1	$10,000.00	$485.00	$10,185.00	$383.52	$10,101.48
2	10,101.48	505.07	10,606.55	121.98	10,484.57
3	10,484.57	524.23	11,008.80	126.60	10,882.20
4	10,882.20	544.11	11,426.31	131.40	11,294.91
5	11,294.91	564.75	11,859.66	136.39	11,723.27
6	11,723.27	586.16	12,309.43	141.56	12,167.87
7	12,167.87	608.39	12,776.26	146.93	12,629.33
8	12,629.33	631.47	13,260.80	152.50	13,108.30
9	13,108.30	655.42	13,763.72	158.28	13,605.44
10	13,605.44	680.27	14,285.71	164.29	14,121.42
Cumulative		$5,784.87		$1,663.45

AB New York Portfolio

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses*	Hypothetical Ending Investment
1	$10,000.00	$485.00	$10,185.00	$376.39	$10,108.61
2	10,108.61	505.43	10,614.04	83.85	10,530.19
3	10,530.19	526.51	11,056.70	87.35	10,969.35
4	10,969.35	548.47	11,517.82	90.99	11,426.83
5	11,426.83	571.34	11,998.17	94.79	11,903.38
6	11,903.38	595.17	12,498.55	98.74	12,399.81
7	12,399.81	619.99	13,019.80	102.86	12,916.94
8	12,916.94	645.85	13,562.79	107.15	13,455.64
9	13,455.64	672.78	14,128.42	111.61	14,016.81
10	14,016.81	700.84	14,717.65	116.27	14,601.38
Cumulative		$5,871.38		$1,270.00
AB Ohio Portfolio

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses*	Hypothetical Ending Investment
1	$10,000.00	$485.00	$10,185.00	$381.48	$10,103.52
2	10,103.52	505.18	10,608.70	122.00	10,486.70
3	10,486.70	524.34	11,011.04	126.63	10,884.41
4	10,884.41	544.22	11,428.63	131.43	11,297.20
5	11,297.20	564.86	11,862.06	136.41	11,725.65
6	11,725.65	586.28	12,311.93	141.59	12,170.34
7	12,170.34	608.52	12,778.86	146.96	12,631.90
8	12,631.90	631.60	13,263.50	152.53	13,110.97
9	13,110.97	655.55	13,766.52	158.31	13,608.21
10	13,608.21	680.41	14,288.62	164.32	14,124.30
Cumulative		$5,785.96		$1,661.66
AB Pennsylvania Portfolio

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses*	Hypothetical Ending Investment
1	$10,000.00	$485.00	$10,185.00	$386.57	$10,098.43
2	10,098.43	504.92	10,603.35	125.12	10,478.23
3	10,478.23	523.91	11,002.14	129.83	10,872.31
4	10,872.31	543.62	11,415.93	134.71	11,281.22
5	11,281.22	564.06	11,845.28	139.77	11,705.51
6	11,705.51	585.28	12,290.79	145.03	12,145.76
7	12,145.76	607.29	12,753.05	150.49	12,602.56
8	12,602.56	630.13	13,232.69	156.15	13,076.54
9	13,076.54	653.83	13,730.37	162.02	13,568.35
10	13,568.35	678.42	14,246.77	168.11	14,078.66
Cumulative		$5,776.46		$1,697.80
AB Virginia Portfolio

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses*	Hypothetical Ending Investment
1	$10,000.00	$485.00	$10,185.00	$381.48	$10,103.52
2	10,103.52	505.18	10,608.70	91.23	10,517.47
3	10,517.47	525.87	11,043.34	94.97	10,948.37
4	10,948.37	547.42	11,495.79	98.86	11,396.93
5	11,396.93	569.85	11,966.78	102.91	11,863.87
6	11,863.87	593.19	12,457.06	107.13	12,349.93
7	12,349.93	617.50	12,967.43	111.52	12,855.91
8	12,855.91	642.80	13,498.71	116.09	13,382.62
9	13,382.62	669.13	14,051.75	120.85	13,930.90
10	13,930.90	696.55	14,627.45	125.80	14,501.65
Cumulative		$5,852.49		$1,350.84

*
Expenses are net of any fee waiver or expense waiver for the first year. Thereafter, the expense ratio reflects the Portfolio’s operating expenses before fee waiver as reflected under “Fees and Expenses of the Portfolio” in the Summary Information at the beginning of this Prospectus.

APPENDIX B—FINANCIAL INTERMEDIARY WAIVERS

NOTE: Terms used by a financial intermediary in this Appendix do not necessarily have the same legal meaning as the same or similar terms used elsewhere in the Prospectus.
Waiver Specific to Merrill Lynch

Shareholders purchasing Portfolio shares through a Merrill Lynch platform or account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in the Portfolio’s Prospectus or SAI:
Front-end Sales Load Waivers on Class A Shares available at Merrill Lynch

•
Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan

•	Shares purchased by a 529 Plan (does not include 529 Plan units or 529-specific share classes or equivalents)

•	Shares purchased through a Merrill Lynch affiliated investment advisory program

•
Shares exchanged due to the holdings moving from a Merrill Lynch affiliated investment advisory program to a Merrill Lynch brokerage (non-advisory) account pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers

•	Shares purchased by third-party investment advisors on behalf of their advisory clients through Merrill Lynch’s platform

•	Shares of funds purchased through the Merrill Edge Self-Directed platform (if applicable)

•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)

•	Shares exchanged from Class C (i.e., level-load) shares of the same fund pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers

•	Employees and registered representatives of Merrill Lynch or its affiliates and their family members

•	Directors or Trustees of the Portfolio, and employees of the Portfolio’s investment adviser or any of its affiliates, as described in the Prospectus

•
Eligible shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement). Automated transactions (i.e., systematic purchases and withdrawals) and purchases made after shares are automatically sold to pay Merrill Lynch’s account maintenance fees are not eligible for reinstatement

CDSC Waivers on Classes A and C Shares available at Merrill Lynch

•	Death or disability of the shareholder

•	Shares sold as part of a systematic withdrawal plan as described in the Portfolio’s Prospectus

•	Return of excess contributions from an IRA Account

•	Shares sold as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code

•	Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch

•	Shares acquired through a right of reinstatement

•	Shares held in retirement brokerage accounts that are exchanged for a lower cost share class due to transfer to a fee-based account or platforms

•
Shares received through an exchange due to the holdings moving from a Merrill Lynch affiliated investment advisory program to a Merrill Lynch brokerage (non-advisory) account pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers

Front-end Load Discounts Available at Merrill Lynch: Breakpoints, Rights of Accumulation & Letters of Intent

•	Breakpoints as described in the Prospectus

•
Rights of Accumulation (“ROA”) which entitle shareholders to breakpoint discounts as described in the Portfolio’s Prospectus will be automatically calculated based on the aggregated holding of fund family assets held by accounts (including 529 program holdings, where applicable) within the purchaser’s household at Merrill Lynch. Eligible fund family assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets

•	Letters of Intent (“LOI”) which allow for breakpoint discounts based on anticipated purchases within a fund family, through Merrill Lynch, over a 13-month period of time (if applicable)
Waivers Specific to Morgan Stanley

Effective July 1, 2018, shareholders purchasing Portfolio shares through a Morgan Stanley Wealth Management transactional brokerage account will be eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in the Portfolio’s Prospectus or SAI.

•
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans

•	Morgan Stanley employee and employee-related accounts according to Morgan Stanley’s account linking rules

•	Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund

•	Shares purchased through a Morgan Stanley self-directed brokerage account

•
Class C (i.e., level-load) shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Morgan Stanley Wealth Management’s share class conversion program

•
Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge

Class A Shares Front-End Sales Charge Waivers Available at Ameriprise Financial

The following information applies to Class A shares purchases if you have an account with or otherwise purchase Portfolio shares through Ameriprise Financial:
Shareholders purchasing Portfolio shares through an Ameriprise Financial brokerage account are eligible for the following front-end sales charge waivers, which may differ from those disclosed elsewhere in the Portfolio’s Prospectus or SAI:

•
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs

•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the same fund family)

•
Shares exchanged from Class C shares of the same fund in the month of or following the 7-year anniversary of the purchase date. To the extent that this Prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares or conversion of Class C shares following a shorter holding period, that waiver will apply

•	Employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members

•
Shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise financial advisor and/or the advisor’s spouse, advisor’s lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), advisor’s lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant

•
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., Rights of Reinstatement)

In addition, shareholders purchasing Portfolio shares that are available through an Ameriprise Financial Advisory account are eligible for front-end sales charge waivers, which may differ from those disclosed elsewhere in the Portfolio’s Prospectus or SAI.

Waiver Specific to Raymond James & Associates, Inc., Raymond James Financial Services, Inc. and each Entity’s Affiliates (“Raymond James”)

Effective March 1, 2019, shareholders purchasing a Portfolio’s shares through a Raymond James platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in the Portfolio’s Prospectus or SAI.
Front-end Sales Load Waivers on Class A Shares Available at Raymond James

•	Shares purchased in an investment advisory program

•	Shares purchased within the same fund family through a systematic reinvestment of capital gains and dividend distributions

•	Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James

•
Shares purchased from the proceeds of redemptions within the same fund family, provided that (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement)

•
A shareholder in the Portfolio’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Portfolio if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James

CDSC Waivers on Classes A and C Shares available at Raymond James

•	Death or disability of the shareholder

•	Shares sold as part of a systematic withdrawal plan as described in the Portfolio’s Prospectus

•	Return of excess contributions from an IRA Account

•
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the Portfolio’s Prospectus

•	Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James

•	Shares acquired through a right of reinstatement
Front-end Load Discounts Available at Raymond James: Breakpoints, Rights of Accumulation, and/or Letters of Intent

•	Breakpoints as described in the Prospectus

•
Rights of Accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the calculation of Rights of Accumulation only if the shareholder notifies his or her financial advisor about such assets

•
Letters of Intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Raymond James may be included in the calculation of Letters of Intent only if the shareholder notifies his or her financial advisor about such assets

Waivers Specific to Janney Montgomery Scott LLC (“Janney”)

Effective May 1, 2020, if you purchase Portfolio shares through a Janney brokerage account, you will be eligible for the following load waivers (front-end sales charge waivers and contingent deferred sales charge (“CDSC”), or back-end sales charge, waivers) and discounts, which may differ from those disclosed elsewhere in the Portfolio’s Prospectus or SAI.
Front-end sales charge* waivers on Class A shares available at Janney

•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)

•	Shares purchased by employees and registered representatives of Janney or its affiliates and their family members as designated by Janney

•
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within ninety (90) days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., right of reinstatement)

•
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans

•	Shares acquired through a right of reinstatement

•	Class C shares that are no longer subject to a CDSC and are converted to Class A shares of the same fund pursuant to Janney’s policies and procedures
CDSC waivers on Classes A and C shares available at Janney

•	Shares sold upon the death or disability of the shareholder

•	Shares sold as part of a systematic withdrawal plan as described in the Portfolio’s Prospectus

•	Shares purchased in connection with a return of excess contributions from an IRA account

•	Shares sold as part of a required minimum distribution for IRA and other retirement accounts due to the shareholder reaching the required age based on applicable rules

•	Shares sold to pay Janney fees but only if the transaction is initiated by Janney

•	Shares acquired through a right of reinstatement

•	Shares exchanged into the same share class of a different fund
Front-end sales charge* discounts available at Janney: breakpoints, rights of accumulation, and/or letters of intent

•	Breakpoints as described in the Portfolio’s Prospectus

•
Rights of Accumulation (“ROA”), which entitle shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Janney. Eligible fund family assets not held at Janney may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets

•
Letters of Intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Janney may be included in the calculation of Letters of Intent only if the shareholder notifies his or her financial advisor about such assets

*	Also, referred to as an “initial sales charge”
Waivers Specific to Oppenheimer & Co. Inc. (“OPCO”)

Effective May 1, 2020, shareholders purchasing Portfolio shares through an OPCO platform or account are eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in the Portfolio’s Prospectus or SAI.
Front-end Sales Load Waivers on Class A Shares Available at OPCO

•
Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan

•	Shares purchased by or through a 529 Plan

•	Shares purchased through an OPCO affiliated investment advisory program

•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)

•
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement)

•
A shareholder in the Portfolio’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Portfolio if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of OPCO

•	Employees and registered representatives of OPCO or its affiliates and their family members

•	Directors or Trustees of the Portfolio, and employees of the Portfolio’s investment adviser or any of its affiliates, as described in the Prospectus
CDSC Waivers on Classes A and C Shares Available at OPCO

•	Death or disability of the shareholder

•	Shares sold as part of a systematic withdrawal plan as described in the Portfolio’s Prospectus

•	Return of excess contributions from an IRA Account

•
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the Prospectus

•	Shares sold to pay OPCO fees but only if the transaction is initiated by OPCO

•	Shares acquired through a right of reinstatement
Front-end load Discounts Available at OPCO: Breakpoints, Rights of Accumulation & Letters of Intent

•	Breakpoints as described in the Prospectus

•
Rights of Accumulation (“ROA”) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at OPCO. Eligible fund family assets not held at OPCO may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets

Edward D. Jones & Co. (“Edward Jones”)

Policies Regarding Transactions Through Edward Jones
The following information has been provided by Edward Jones:
Effective on or after June 1, 2021, the following information supersedes prior information with respect to transactions and positions held in fund shares through an Edward Jones system. Clients of Edward Jones (also referred to as “shareholders”) purchasing Portfolio shares on the Edward Jones commission and fee-based platforms are eligible only for the following sales charge discounts (also referred to as “breakpoints”) and waivers, which can differ from discounts and waivers described elsewhere in the Portfolio’s Prospectus or SAI or through another broker-dealer. In all instances, it is the shareholder’s responsibility to inform Edward Jones at the time of purchase of any relationship, holdings of AB Mutual Funds or other facts qualifying the purchaser for discounts or waivers. Edward Jones can ask for documentation of such circumstance. Shareholders should contact Edward Jones if they have questions regarding their eligibility for these discounts and waivers.
Breakpoints

•	Breakpoint pricing, otherwise known as volume pricing, at dollar thresholds as described in the prospectus
Rights of Accumulation (“ROA”)

•
The applicable sales charge on a purchase of Class A shares is determined by taking into account all share classes (except certain money market funds and any assets held in group retirement plans) of AB Mutual Funds held by the shareholder or in an account grouped by Edward Jones with other accounts for the purpose of providing certain pricing considerations (“pricing groups”). If grouping assets as a shareholder, this includes all share classes held on the Edward Jones platform and/or held on another platform. The inclusion of eligible fund family assets in the ROA calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Money market funds are included only if such shares were sold with a sales charge at the time of purchase or acquired in exchange for shares purchased with a sales charge

•
The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level

•	ROA is determined by calculating the higher of cost minus redemptions or market value (current shares x NAV)

Letter of Intent (“LOI”)

•
Through a LOI, shareholders can receive the sales charge and breakpoint discounts for purchases shareholders intend to make over a 13‑month period from the date Edward Jones receives the LOI. The LOI is determined by calculating the higher of cost or market value of qualifying holdings at LOI initiation in combination with the value that the shareholder intends to buy over a 13‑month period to calculate the front-end sales charge and any breakpoint discounts. Each purchase the shareholder makes during that 13‑month period will receive the sales charge and breakpoint discount that applies to the total amount. The inclusion of eligible fund family assets in the LOI calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Purchases made before the LOI is received by Edward Jones are not adjusted under the LOI and will not reduce the sales charge previously paid. Sales charges will be adjusted if LOI is not met

•
If the employer maintaining a SEP IRA plan and/or SIMPLE IRA plan has elected to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping, LOIs will also be at the plan-level and may only be established by the employer

Sales Charge Waivers
Sales charges are waived for the following shareholders and in the following situations:

•
Associates of Edward Jones and its affiliates and their family members who are in the same pricing group (as determined by Edward Jones under its policies and procedures) as the associate. This waiver will continue for the remainder of the associate’s life if the associate retires from Edward Jones in good-standing and remains in good standing pursuant to Edward Jones’ policies and procedures

•	Shares purchased in an Edward Jones fee-based program

•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment

•
Shares purchased from the proceeds of redeemed shares of the same fund family so long as the following conditions are met: 1) the proceeds are from the sale of shares within 60 days of the purchase, and 2) the sale and purchase are made in the same share class and the same account or the purchase is made in an individual retirement account with proceeds from the liquidations in a non-retirement account

•
Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the discretion of Edward Jones. Edward Jones is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in the Prospectus

•	Exchanges from Class C shares to Class A shares of the same fund, generally, in the 84th month following the anniversary of the purchase date or earlier at the discretion of Edward Jones
Contingent Deferred Sales Charge (CDSC) Waivers
If the shareholder purchases shares that are subject to a CDSC and those shares are redeemed before the CDSC is expired, the shareholder is responsible to pay the CDSC except in the following conditions:

•	The death or disability of the shareholder

•	Systematic withdrawals with up to 10% per year of the account value

•	Return of excess contributions from an Individual Retirement Account (IRA)

•
Shares sold as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations

•	Shares sold to pay Edward Jones fees or costs in such cases where the transaction is initiated by Edward Jones

•	Shares exchanged in an Edwards Jones fee-based program

•	Shares acquired through NAV reinstatement

•	Shares redeemed at the discretion of Edward Jones for Minimum Balances, as described below
Other Important Information Regarding Transactions Through Edward Jones
Minimum Purchase Amounts

•	Initial purchase minimum: $250

•	Subsequent purchases minimum: none

Minimum Balances

•	Edward Jones has the right to redeem at its discretion fund holdings with a balance of $250 or less. The following are examples of accounts that are not included in this policy:

•	A fee-based account held on an Edward Jones platform

•	A 529 account held on an Edward Jones platform

•	An account with an active systematic investment plan or LOI
Exchanging Share Classes

•	At any time it deems necessary, Edward Jones has the authority to exchange at NAV a shareholder’s holdings in a fund to Class A shares of the same fund
Waivers Specific to Baird

Effective June 15, 2020, shareholders purchasing Portfolio shares through a Baird platform or account will only be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in the Prospectus or the SAI.
Front-End Sales Charge Waivers on Class A shares Available at Baird

•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund

•	Shares purchased by employees and registered representatives of Baird or its affiliate and their family members as designated by Baird

•
Shares purchased from the proceeds of redemptions from another AB Mutual Fund, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same accounts, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as rights of reinstatement)

•
A shareholder in the Portfolio’s Class C shares will have their shares converted at net asset value to Class A shares of the Portfolio if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Baird

•
Employer-sponsored retirement plans or charitable accounts in a transactional brokerage account at Baird, including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs

CDSC Waivers on Classes A and C shares Available at Baird

•	Shares sold due to death or disability of the shareholder

•	Shares sold as part of a systematic withdrawal plan as described in the Portfolio’s Prospectus

•	Shares bought due to returns of excess contributions from an IRA account

•	Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the required age based on applicable rules

•	Shares sold to pay Baird fees but only if the transaction is initiated by Baird

•	Shares acquired through a right of reinstatement
Front-End Sales Charge Discounts Available at Baird: Breakpoints and/or Rights of Accumulations

•	Breakpoints as described in the Prospectus

•
Rights of Accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of AB Mutual Fund assets held by accounts within the purchaser’s household at Baird. Eligible AB Mutual Fund assets not held at Baird may be included in the Rights of Accumulation calculation only if the shareholder notifies his or her financial advisor about such assets

•	Letters of Intent (LOI) allow for breakpoint discounts based on anticipated purchases of AB Mutual Funds through Baird, over a 13-month period of time

Waiver Specific to Stifel, Nicolaus & Company, Incorporated (“Stifel”)

Effective July 31, 2020, shareholders purchasing Portfolio shares through a Stifel platform or account or who own shares for which Stifel or an affiliate is the broker-dealer of record are eligible for the following additional sales charge waiver:
Front-end Sales Load Waiver on Class A Shares

•	Class C shares that have been held for more than seven (7) years will be converted to Class A shares of the same Portfolio pursuant to Stifel’s policies and procedures
Waiver Specific to U.S. Bancorp Investments, Inc.

Effective September 30, 2021, shareholders purchasing Portfolio shares through a U.S. Bancorp Investments (“USBI”) platform or account or who own shares for which USBI is the broker-dealer of record, where the shares are held in an omnibus account at the Portfolio, will be eligible for the following additional sales charge waiver.
Front-end Sales Load Waiver on Class A Shares available at USBI

•
Class C (i.e., level-load) shares that are no longer subject to a contingent deferred sales charge are systematically converted to the Class A shares of the same fund pursuant to USBI’s share class exchange policy

For more information about the Portfolios, the following documents are available upon request:

•	ANNUAL/SEMI-ANNUAL REPORTS TO SHAREHOLDERS
The Portfolios’ annual and semi-annual reports to shareholders contain additional information on the Portfolios’ investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected a Portfolio’s performance during its last fiscal year.

•	STATEMENT OF ADDITIONAL INFORMATION (SAI)
The Portfolios have an SAI, which contains more detailed information about each Portfolio, including its operations and investment policies. The Portfolios’ SAI and independent registered public accounting firm’s report and financial statements in each Portfolio’s most recent annual report to shareholders are incorporated by reference into (and are legally part of) this Prospectus.
You may request a free copy of the current annual/semi-annual report or the SAI, or make inquiries concerning the Portfolios by contacting your broker or other financial intermediary, or by contacting the Adviser:

By Mail:	c/o AllianceBernstein Investor Services, Inc. P.O. Box 786003 San Antonio, TX 78278-6003

By Phone:	For Information: (800) 221-5672 For Literature: (800) 227-4618

On the Internet:	www.abfunds.com
You may also view reports and other information about the Portfolios, including the SAI, by visiting the EDGAR database on the Securities and Exchange Commission’s website (http://www.sec.gov). Copies of this information can be obtained, for a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
You also may find more information about the Adviser and other AB Mutual Funds on the Internet at: www.abfunds.com.
The [A/B] logo is a service mark of AllianceBernstein and AllianceBernstein® is a registered trademark used by permission of the owner, AllianceBernstein L.P.

Fund	SEC File No.
AB Municipal Income Fund, Inc.	811-04791
AB Municipal Income Fund II	811-07618

PRO-0116-0922